As filed with the Securities and Exchange Commission on October 31, 1996.

                                                                      File Nos.
                                                                      2-96634
                                                                      811-4267


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

            Pre-Effective Amendment No.

            Post-Effective Amendment No.  25          (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

            Amendment No.  26                          (X)

                          INSTITUTIONAL FIDUCIARY TRUST
               (Exact Name of Registrant as Specified in Charter)

           777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Address of
                     Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (415) 312-2000

           HARMON E. BURNS 777 MARINERS ISLAND BLVD. SAN MATEO, CA 94404
                (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on November 1, 1996 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Money Market Portfolios and Adjustable Rate Securities Portfolios (the Master Funds) have executed this registration statement.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of                      Proposed                           Amount
Securities     Amount         Maximum            Proposed        of
Being          Being          Offering Price     Aggregate       Offering
Registered     Registered*    Per Share          Price*          Fee*
-------------------------------------------------------------------------
Beneficial     164,991,621    $9.83               $289,994       $100
Interest       Shares
-------------------------------------------------------------------------

*Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. 5,843,685,025 shares were redeemed during the fiscal year ended June 30, 1996. 5,678,722,905 shares were used for reductions pursuant to Paragraph
(d) of Rule 24f-2 during the current year. 164,962,120 shares is the amount of redeemed shares used for reduction in this amendment. Pursuant to 457(d) under the Securities Act of 1933, the maximum public offering price of $9.83 per share on October 17, 1996, is the price used as the basis for these calculations. The maximum public offering price per share varies and, thus, may be higher or lower than $9.83 in the future. While no fee is required for the 164,962,120 shares, the registrant has elected to register, for $100, an additional $289,994 of shares (approximately 29,501 shares at $9.83 per share).

As part of its initial registration statement, the registrant has elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and hereby continues such election. The registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on August 29, 1996.


                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A
                    PART A: INFORMATION REQUIRED IN PROSPECTUS

                          (Franklin Cash Reserves Fund)

N-1A                                           Location in Registration
Item No.     Item                              Statement


1.           Cover Page                        Cover Page

2.           Synopsis                          "Expense Summary"

3.           Condensed Financial Information   "Financial Highlights"; "How
                                               Does the Fund Measure
                                               Performance?"

4.           General Description of the        "How Is the Trust Organized?";
             Registrant                        "How Does the Fund Invest Its
                                               Assets?"; "What Are the Fund's
                                               Potential Risks?";

5.           Management of the Fund            "Who Administers the Fund?"

5A.          Management's Discussion of Fund   Contained in Registrant's
             Performance                       Annual Report to Shareholders

6.           Capital Stock and Other           "How Is the Trust Organized?";
             Securities                        "Services to Help You Manage
                                               Your Account"; "What
                                               Distributions Might I Receive
                                               From the Fund?"; "How Taxation
                                               Affects You and the Fund"

7.           Purchase of Securities Being      "How Do I Buy Shares?";  "May I
             Offered                           Exchange Shares for Shares of
                                               Another Fund?";
                                               "Transaction Procedures and
                                               Special Requirements";
                                               "Services to Help You Manage
                                               Your Account"; "Who Administers
                                               the Fund?"; "Useful Terms and
                                               Definitions"

8.           Redemption or Repurchase          "May I Exchange Shares for
                                               Shares of Another Fund?";
                                               "Transaction Procedures and
                                               Special Requirements";
                                               "Services to Help You Manage
                                               Your Account"

9.           Legal Proceedings                 Not Applicable


                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A
                    PART A: INFORMATION REQUIRED IN PROSPECTUS

                  (Franklin U.S. Treasury Money Market Portfolio)

N-1A         Item                              Location in Registration
Item No.                                       Statement


1.           Cover Page                        Cover Page

2.           Synopsis                          "Expense Summary"

3.           Condensed Financial Information   "Financial Highlights"; "How
                                               Does the Fund Measure
                                               Performance?"

4.           General Description of the        "How Is the Trust Organized?";
             Registrant                        "How Does the Fund Invest Its
                                               Assets?" "What Are the Fund's
                                               Potential Risks?";

5.           Management of the Fund            "Who Manages the Fund?"

5A.          Management's Discussion of Fund   Contained in Registrant's
             Performance                       Annual Report to Shareholders

6.           Capital Stock and Other           "How Is the Trust Organized?";
             Securities                        "Services to Help You Manage
                                               Your Account"; "What
                                               Distributions Might I Receive
                                               From the Fund?"; "How Taxation
                                               Affects You and the Fund"

7.           Purchase of Securities Being      "How Do I Buy Shares?";  "May I
             Offered                           Exchange Shares for Shares of
                                               Another Fund?";
                                               "Transaction Procedures and
                                               Special Requirements";
                                               "Services to Help You Manage
                                               Your Account"; "Who Manages the
                                               Fund?"; "Useful Terms and
                                               Definitions"

8.           Redemption or Repurchase          "May I Exchange Shares for
                                               Shares of Another Fund?";
                                               "Transaction Procedures and
                                               Special Requirements";
                                               "Services to Help You Manage
                                               Your Account"

9.           Legal Proceedings                 Not Applicable


                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A
                    PART A: INFORMATION REQUIRED IN PROSPECTUS

                (Franklin U.S. Government Agency Money Market Fund)

N-1A                                           Location in Registration
Item No.     Item                              Statement


1.           Cover Page                        Cover Page

2.           Synopsis                          "Expense Summary"

3.           Condensed Financial Information   "Financial Highlights"; "How
                                               Does the Fund Measure
                                               Performance?"

4.           General Description of the        "How Is the Fund Organized?";
             Registrant                        "How Does the Fund Invest Its
                                               Assets?" "What Are the Fund's
                                               Potential Risks?";

5.           Management of the Fund            "Who Manages the Fund?"

5A.          Management's Discussion of Fund   Contained in Registrant's
             Performance                       Annual Report to Shareholders

6.           Capital Stock and Other           "How Is the Trust Organized?";
             Securities                        "Services to Help You Manage
                                               Your Account"; "What
                                               Distributions Might I Receive
                                               From the Fund?"; "How Taxation
                                               Affects You and the Fund"

7.           Purchase of Securities Being      "How Do I Buy Shares?";  "May I
             Offered                           Exchange Shares for Shares of
                                               Another Fund?";
                                               "Transaction Procedures and
                                               Special Requirements";
                                               "Services to Help You Manage
                                               Your Account"; "Who Manages the
                                               Fund?"; "Useful Terms and
                                               Definitions"

8.           Redemption or Repurchase          "May I Exchange Shares for
                                               Shares of Another Fund?";
                                               "Transaction Procedures and
                                               Special Requirements";
                                               "Services to Help You Manage
                                               Your Account"

9.           Legal Proceedings                 Not Applicable


                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A
                    PART A: INFORMATION REQUIRED IN PROSPECTUS

                           (Money Market Portfolio and
           Franklin U.S. Government Securities Money Market Portfolio)


N-1A                                           Location in Registration
Item No.     Item                              Statement


1.           Cover Page                        Cover Page

2.           Synopsis                          "Expense Summary"

3.           Condensed Financial Information   "Financial Highlights"; "How
                                               Does the Fund Measure
                                               Performance?"

4.           General Description of the        "How Is the Fund Organized?";
             Registrant                        "How Does the Fund Invest Its
                                               Assets?" "What Are the Fund's
                                               Potential Risks?";

5.           Management of the Fund            "Who Administers the Fund?"

5A.          Management's Discussion of Fund   Contained in Registrant's
             Performance                       Annual Report to Shareholders

6.           Capital Stock and Other           "How Is the Trust Organized?";
             Securities                        "Services to Help You Manage
                                               Your Account"; "What
                                               Distributions Might I Receive
                                               From the Fund?"; "How Taxation
                                               Affects You and the Fund"

7.           Purchase of Securities Being      "How Do I Buy Shares?";  "May I
             Offered                           Exchange Shares for Shares of
                                               Another Fund?";
                                               "Transaction Procedures and
                                               Special Requirements";
                                               "Services to Help You Manage
                                               Your Account"; "Who Administers
                                               the Fund?"; "Useful Terms and
                                               Definitions"

8.           Redemption or Repurchase          "May I Exchange Shares for
                                               Shares of Another Fund?";
                                               "Transaction Procedures and
                                               Special Requirements";
                                               "Services to Help You Manage
                                               Your Account"

9.           Legal Proceedings                 Not Applicable


                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A
                    PART A: INFORMATION REQUIRED IN PROSPECTUS

(Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin
                  Institutional Adjustable Rate Securities Fund)

N-1A                                           Location in Registration
Item No.     Item                              Statement


1.           Cover Page                        Cover Page

2.           Synopsis                          "Expense Summary"

3.           Condensed Financial Information   "Financial Highlights"; "How
                                               Does the Fund Measure
                                               Performance?"

4.           General Description of the        "How Is the Fund Organized?";
             Registrant                        "How Does the Fund Invest Its
                                               Assets?" "What Are the Fund's
                                               Potential Risks?";

5.           Management of the Fund            "Who Administers the Fund?"

5A.          Management's Discussion of Fund   Contained in Registrant's
             Performance                       Annual Report to Shareholders

6.           Capital Stock and Other           "How Is the Trust Organized?";
             Securities                        "Services to Help You Manage
                                               Your Account"; "What
                                               Distributions Might I Receive
                                               From the Fund?"; "How Taxation
                                               Affects You and the Fund"

7.           Purchase of Securities Being      "How Do I Buy Shares?";  "May I
             Offered                           Exchange Shares for Shares of
                                               Another Fund?";
                                               "Transaction Procedures and
                                               Special Requirements";
                                               "Services to Help You Manage
                                               Your Account"; "Who Administers
                                               the Fund?"; "Useful Terms and
                                               Definitions"

8.           Redemption or Repurchase          "May I Exchange Shares for
                                               Shares of Another Fund?";
                                               "Transaction Procedures and
                                               Special Requirements";
                                               "Services to Help You Manage
                                               Your Account"

9.           Legal Proceedings                 Not Applicable



                              CROSS REFERENCE SHEET

                                    FORM N-1A
                         Part B: Information Required in
                       STATEMENT OF ADDITIONAL INFORMATION

                          (Franklin Cash Reserves Fund)

N-1A                                           Location in Registration
Item No.     Item                              Statement

10.          Cover Page                        Cover Page

11.          Table of Contents                 Contents

12.          General Information and History   See Prospectus "How is the
                                               Trust Organized?"

13.          Investment Objectives and         "How Does the Fund Invest Its
             Policies                          Assets?"; "Investment
                                               Restrictions"

14.          Management of the Registrant      "Officers and Trustees";
                                               "Investment Management and
                                               Other Services"

15.          Control Persons and Principal     "Officers and Trustees";
             Holders of Securities             "Investment Management and
                                               Other Services"; "Miscellaneous
                                               Information"

16.          Investment Advisory and Other     "Investment Management and
             Services                          Other Services"; "The Fund's
                                               Underwriter"

17.          Brokerage Allocation              "How Does the Portfolio Buy
                                               Securities for Its Portfolio?"

18.          Capital Stock and Other           See Prospectus "How Is the
             Securities                        Trust Organized?"


19.          Purchase, Redemption and Pricing  "How Do I Buy, Sell and
             of Securities Being Offered       Exchange Shares?"; "How Are
                                               Fund Shares Valued?";
                                               "Financial Statements"

20.          Tax Status                        "Additional Information on
                                               Distributions and Taxes"

21.          Underwriters                      "The Fund's Underwriter"

22.          Calculation of Performance Data   "How Does the Fund Measure
                                               Performance?"

23.          Financial Statements              "Financial Statements"


                              CROSS REFERENCE SHEET
                                    FORM N-1A
                         Part B: Information Required in
                       STATEMENT OF ADDITIONAL INFORMATION

                  (Franklin U.S. Treasury Money Market Portfolio)

N-1A                                           Location in Registration
Item No.     Item                              Statement

10.          Cover Page                        Cover Page

11.          Table of Contents                 Contents

12.          General Information and History   See Prospectus "How is the
                                               Trust Organized?"

13.          Investment Objectives and         "How Does the Fund Invest Its
             Policies                          Assets?"; "Investment
                                               Restrictions"

14.          Management of the Registrant      "Officers and Trustees";
                                               "Investment Advisory and Other
                                               Services"

15.          Control Persons and Principal     "Officers and Trustees";
             Holders of Securities             "Investment Advisory and Other
                                               Services"; "Miscellaneous
                                               Information"

16.          Investment Advisory and Other     "Investment Advisory and Other
             Services                          Services"; "The Fund's
                                               Underwriter"

17.          Brokerage Allocation              "How Does the Fund Buy
                                               Securities for Its Portfolio?"

18.          Capital Stock and Other           See Prospectus "How Is the
             Securities                        Trust Organized?"

19.          Purchase, Redemption and Pricing  "How Do I Buy, Sell and
             of Securities Being Offered       Exchange Shares?"; "How Are
                                               Fund Shares Valued?";
                                               "Financial Statements"

20.          Tax Status                        "Additional Information on
                                               Distributions and Taxes"

21.          Underwriters                      "The Fund's Underwriter"

22.          Calculation of Performance Data   "How Does the Fund Measure
                                               Performance?"

23.          Financial Statements              "Financial Statements"


                              CROSS REFERENCE SHEET
                                    FORM N-1A
                         Part B: Information Required in
                       STATEMENT OF ADDITIONAL INFORMATION

                (Franklin U.S. Government Agency Money Market Fund)

N-1A                                           Location in Registration
Item No.     Item                              Statement

10.          Cover Page                        Cover Page

11.          Table of Contents                 Contents

12.          General Information and History   See Prospectus "How is the
                                               Trust Organized?"

13.          Investment Objectives and         "How Does the Fund Invest Its
             Policies                          Assets?"; "Investment
                                               Restrictions"

14.          Management of the Registrant      "Officers and Trustees";
                                               "Investment Advisory and Other
                                               Services"

15.          Control Persons and Principal     "Officers and Trustees";
             Holders of Securities             "Investment Advisory and Other
                                               Services"; "Miscellaneous
                                               Information"

16.          Investment Advisory and Other     "Investment Advisory and Other
             Services                          Services"; "The Fund's
                                               Underwriter"

17.          Brokerage Allocation              "How Does the Fund Buy
                                               Securities for Its Portfolio?"

18.          Capital Stock and Other           See Prospectus "How Is the
             Securities                        Trust Organized?"

19.          Purchase, Redemption and Pricing  "How Do I Buy, Sell and
             of Securities Being Offered       Exchange Shares?"; "How Are
                                               Fund Shares Valued?";
                                               "Financial Statements"

20.          Tax Status                        "Additional Information on
                                               Distributions and Taxes"

21.          Underwriters                      "The Fund's Underwriter"

22.          Calculation of Performance Data   "How Does the Fund Measure
                                               Performance?"

23.          Financial Statements              "Financial Statements"


                              CROSS REFERENCE SHEET

                                    FORM N-1A
                         Part B: Information Required in
                       STATEMENT OF ADDITIONAL INFORMATION

  (Money Market Portfolio and Franklin U.S. Government Securities Money Market
                                   Portfolio)

N-1A                                           Location in Registration
Item No.     Item                              Statement

10.          Cover Page                        Cover Page

11.          Table of Contents                 Contents

12.          General Information and History   See Prospectus "How is the
                                               Trust Organized?"

13.          Investment Objectives and         "How Does the Fund Invest Its
             Policies                          Assets?"; "Investment
                                               Restrictions"

14.          Management of the Registrant      "Officers and Trustees";
                                               "Investment Management and
                                               Other Services"

15.          Control Persons and Principal     "Officers and Trustees";
             Holders of Securities             "Investment Management and
                                               Other Services"; "Miscellaneous
                                               Information"

16.          Investment Advisory and Other     "Investment Management and
             Services                          Other Services"; "The Fund's
                                               Underwriter"

17.          Brokerage Allocation              "How Does the Portfolio Buy
                                               Securities for Its Portfolio?"

18.          Capital Stock and Other           See Prospectus "How Is the
             Securities                        Trust Organized?"


19.          Purchase, Redemption and Pricing  "How Do I Buy, Sell and
             of Securities Being Offered       Exchange Shares?"; "How Are
                                               Fund Shares Valued?";
                                               "Financial Statements"

20.          Tax Status                        "Additional Information on
                                               Distributions and Taxes"

21.          Underwriters                      "The Fund's Underwriter"

22.          Calculation of Performance Data   "How Does the Fund Measure
                                               Performance?"

23.          Financial Statements              "Financial Statements"


                              CROSS REFERENCE SHEET

                                    FORM N-1A
                         Part B: Information Required in
                       STATEMENT OF ADDITIONAL INFORMATION

(Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin
                  Institutional Adjustable Rate Securities Fund)

N-1A                                           Location in Registration
Item No.     Item                              Statement

10.          Cover Page                        Cover Page

11.          Table of Contents                 Contents

12.          General Information and History   See Prospectus "How is the
                                               Trust Organized?"

13.          Investment Objectives and         "How Does the Fund Invest Its
             Policies                          Assets?"; "Investment
                                               Restrictions"

14.          Management of the Registrant      "Officers and Trustees";
                                               "Investment Advisory and Other
                                               Services"

15.          Control Persons and Principal     "Officers and Trustees";
             Holders of Securities             "Investment Advisory and Other
                                               Services"; "Miscellaneous
                                               Information"

16.          Investment Advisory and Other     "Investment Advisory and Other
             Services                          Services"; "The Fund's
                                               Underwriter"

17.          Brokerage Allocation              "How Does the Portfolio Buy
                                               Securities for Its Portfolio?"

18.          Capital Stock and Other           See Prospectus "How Is the
             Securities                        Trust Organized?"

19.          Purchase, Redemption and Pricing  "How Do I Buy, Sell and
             of Securities Being Offered       Exchange Shares?"; "How Are
                                               Fund Shares Valued?";
                                               "Financial Statements"

20.          Tax Status                        "Additional Information on
                                               Distributions and Taxes"

21.          Underwriters                      "The Fund's Underwriter"

22.          Calculation of Performance Data   "How Does the Fund Measure
                                               Performance?"

23.          Financial Statements              "Financial Statements"



PROSPECTUS

Franklin Cash Reserves Fund

INVESTMENT STRATEGY

INCOME

NOVEMBER 1, 1996

Institutional Fiduciary Trust

This prospectus describes the Franklin Cash Reserves Fund (the "Fund"), a no-load diversified series of the Institutional Fiduciary Trust (the "Trust"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund's SAI, dated November 1, 1996, as may be amended from time to time, includes more infor-

mation about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy, call 1-800/321-8563 or write the Fund at the address shown.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of the Fund involve investment risks, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Unlike most funds that invest directly in securities, the Fund seeks to achieve its investment objective by investing all of its assets in shares of The Money Market Portfolio (the "Portfolio"), a series of The Money Market Portfolios ("Money Market").

This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from Distributors.

The Portfolio may invest in both domestic and foreign short-term securities.

Franklin Cash Reserves Fund

November 1, 1996

When reading this prospectus, you will see certain terms that are capitalized. This means the term is explained in our glossary section.

Table of Contents

About the Fund

Expense Summary.............................   2

Financial Highlights........................   3

How does the Fund Invest its Assets?........   4

What are the Fund's Potential Risks?........   9

Who Administers the Fund?...................  10

How does the Fund Measure Performance?......  11

How is the Trust Organized?.................  12

How Taxation Affects You and the Fund.......  12

About Your Account

How do I Buy Shares?........................  14

May I Exchange Shares for Shares of Another Fund?             15

How do I Sell Shares?.......................  17

What Distributions Might I Receive from the Fund?             19

Transaction Procedures and Special Requirements      20

Services to Help You Manage Your Account....  23

Glossary

Useful Terms and Definitions................  24

777 Mariners Island Blvd.

P.O. Box 7777

San Mateo

CA 94403-7777

1-800/321-8563



Franklin Cash Reserves Fund

About the Fund

Expense Summary

This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1996. Your actual expenses may vary.

A. Shareholder Transaction Expenses+

   Exchange Fee (per transaction)                                   $5.00*

B. Annual Fund Operating Expenses
    (as a percentage of average net assets)

   Management and Administration Fees                               0.16%**

   12b-1 Fees                                                       0.21%***

   Other Expenses of the Fund and the Portfolio                     0.12%

   Total Fund Operating Expenses                                    0.49%**

C. Example

   The following example assumes the Fund's annual return is 5% and its operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold after the number of years shown.

  1 YEAR   3 YEARS    5 YEARS   10 YEARS

    $5       $16        $27        $62

   This is just an example. It does not represent past or future expenses or returns. Actual expenses and returns may be more or less than those shown. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

**Advisers has agreed in advance to limit its management and/or administration fees in order to reduce Fund expenses for the current fiscal year. Absent this fee reduction, management and administration fees and total operating expenses would have been 0.40% and 0.73%, respectively.

***Maximum 12b-1 fees allowed under the plan is 0.25%.
The Board considered whether the total fees and expenses of the Fund and the Portfolio would be more or less than if the Fund invested directly in the types of securities held by the Portfolio. By investing all of its assets in shares of the Portfolio, the Fund and other investment companies and institutional investors are able to pool their assets. This may result in a variety of operating economies. Accordingly, the Board concluded that the total expenses of the Fund and the Portfolio were expected to be lower than if the Fund invested directly in various types of money market instruments. Of course, there is no guarantee that asset growth and lower expenses will be achieved. Advisers, however, has agreed in advance to limit expenses so that they will not be higher than if the Fund invested directly in the types of securities held by the Portfolio. For more information on the fees and expenses of the Fund and the Portfolio, please see "Who Administers the Fund?"

Financial Highlights

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report for each of the two fiscal years ended on June 30, 1996 appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

Year Ended June 30                                             1996        1995

Per Share Operating Performance

Net asset value at beginning of year                          $1.00      $1.00

Net investment income                                          0.052      0.052

Distributions From Net Investment Income                      (0.052)    (0.052)

Net asset value at end of year                                $1.00      $1.00

Total Return*                                                  5.35%      5.34%

Ratios/Supplemental Data

Net assets at end of year (in 000's)                        $30,381     $14,545

Ratio of expenses to average net assets1,2                    0.49%       0.40%

Ratio of net investment income to average net assets          5.10%       5.69%

*Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains, if any, at net asset value.

1Includes the Fund's share of the Portfolio's allocated expenses.

2Advisers agreed in advance to waive a portion of its administration fees and the management fees of the Portfolio. Had such action not been taken the ratio of expenses to average net assets would have been 0.79% and 0.73% for the fiscal years ended June 30, 1995 and 1996, respectively.

How does the Fund Invest its Assets?

The Fund is a mutual fund that is commonly known as a "money market fund." The Fund attempts to maintain a share value of $1, but there is no guarantee that this can be accomplished.

The Fund's Investment Objectives

The investment objectives of the Fund are high current income consistent with capital preservation and liquidity. The Fund seeks to achieve its objectives by investing all of its assets in the Portfolio. The investment objectives of the Portfolio are the same as the Fund's. The investment policies of the Fund are also substantially similar to the Portfolio's except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund. Any additional exceptions are noted below.

The Fund acquires shares of the Portfolio at Net Asset Value. An investment in the Fund is an indirect investment in the Portfolio. The investment objectives of both the Fund and the Portfolio are fundamental and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objectives will be achieved.

The Fund's Master/Feeder Fund Structure

An investment in the Fund may be subject to certain risks due to the Fund's structure. These risks include the potential that if other future shareholders in the Portfolio sell their shares, the Fund's expenses may increase or the economies of scale that have been achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control over the operation of the Portfolio. Furthermore, if shareholders of the Fund do not approve a proposed future change in the Fund's objectives or fundamental policies, which has been approved for the Portfolio, the Fund may be forced to withdraw its investment from the Portfolio and seek another investment company with the same objectives and policies.

If the Board considers it to be in the best interest of the Fund, the Fund may withdraw its investment in the Portfolio at any time. In that event, the Board would consider what action to take, including the investment of all of the assets of the Fund in another pooled investment entity with the same investment objectives and substantially similar policies as the Fund or the hiring of an investment advisor to manage the Fund's investments. Either circumstance may cause an increase in Fund expenses.

The Fund's structure is a relatively new format that often results in certain operational and other complexities. The Franklin organization was one of the first mutual fund complexes in the country to implement this structure, and the Board does not believe the additional complexities outweigh the potential benefits to be gained by shareholders.

The Fund's investment of all of its assets in the Portfolio was previously approved by shareholders of the Fund. Whenever the Fund, as an investor in the Portfolio, is asked to vote on a matter relating to the Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders have voted.

The Franklin Funds have three other funds that invest in the Portfolio, one of which, the Franklin Templeton Money Fund II, is available only to Class II shareholders in the Franklin Templeton Funds pursuant to that fund's exchange privilege. In the future, other funds may be created that may likewise invest in the Portfolio or existing funds may be restructured so that they may invest in the Portfolio. If requested, we will forward additional information to you about other funds through which you may invest in the Portfolio. If you would like to receive this information, please call our Institutional Services Department at 1-800/321-8563.

Money Market is an open-end management investment company organized as a Delaware business trust on June 16, 1992, and is registered with the SEC under the 1940 Act. Money Market currently issues shares in two separate series. In the future, additional series may be added by the Board of Trustees of Money Market.

For information on the Fund's administrator and its expenses, please see "Who Administers the Fund?"

What Investments does the Portfolio make?

The Portfolio follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments and thus only invests in Eligible Securities. The Portfolio maintains a dollar weighted average maturity of the securities in its portfolio of 90 days or less.

The Portfolio may invest in various types of money market instruments, that consist of U.S. government and federal agency obligations, certificates of deposit, bankers' acceptances, time deposits of major financial institutions, high grade commercial paper, high grade, short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities).

U.S. Government Securities. The Portfolio may invest in U.S. government securities that consist of marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government, its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government ("U.S. government securities"). Certain of these obligations, including U.S. Treasury bills, notes, and bonds and securities of the Government National Mortgage Association (popularly called "GNMAs" or "Ginnie Maes") and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the U.S. government but involve sponsorship or guarantees by government agencies or enterprises. These obligations include securities supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank, and securities supported by the credit of the instrumentality, such as Federal National Mortgage Association ("FNMA") bonds. Bank Obligations. The Portfolio may invest in bank obligations or instruments secured by bank obligations. These instruments may include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits and bankers' acceptances issued by banks and savings institutions with assets of at least one billion dollars. Bank obligations may be obligations of U.S. banks, foreign branches of U.S. banks (referred to as "Eurodollar Investments"), U.S. branches of foreign banks (referred to as "Yankee Dollar Investments") and foreign branches of foreign banks ("Foreign Bank Investments"). When investing in a bank obligation issued by a branch, the parent bank must have assets of at least five billion dollars. The Portfolio may invest no more than 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations. Investments in obligations of U.S. branches of foreign banks, that are considered domestic banks, may only be made if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. See "What are the Fund's Potential Risks?" below for more information regarding these investments.

Time deposits are non-negotiable deposits maintained in a foreign branch of a U.S. or foreign banking institution for a specified period of time at a stated interest rate. The Portfolio may not invest more than 10% of its assets in time deposits with maturities in excess of seven calendar days.

Commercial Paper. The Portfolio may also invest in commercial paper of domestic or foreign issuers. Commercial paper obligations may include variable amount master demand notes that are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio may increase the amount provided by the note agreement, or decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is often a large industrial or finance company that also issues commercial paper. Typically, these notes provide that the interest rate is set daily by the borrower; the rate is usually the same or similar to the interest on other commercial paper being issued by the borrower. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that these instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value plus accrued interest at any time. Accordingly, the Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. Advisers will consider earning power, cash flow and other liquidity ratios of the issuer. The Portfolio has no specific limits on aggregate investments in master demand notes and will invest in notes of only U.S. issuers considered Eligible Securities.

Corporate Obligations. The corporate obligations that the Portfolio may buy are fixed, floating and variable rate bonds, debentures or notes that are considered by the Portfolio to be Eligible Securities.

Municipal Securities. The Portfolio may invest up to 10% of its assets in taxable municipal securities, issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is not exempt from federal income tax, which are considered by the Portfolio to be Eligible Securities. Generally, municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Taxable municipal bonds are generally issued to provide funding for privately operated facilities.

Other Investment Policies of the Portfolio

The Portfolio may not invest more than 5% of its total assets in the securities of companies (including predecessors) which have been in continuous operation for less than three years, nor invest more than 25% of its total assets in any particular industry. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations. The foregoing limitations do not apply to U.S. government securities and federal agency obligations, or to repurchase agreements fully collateralized by these government securities or obligations, although certain tax diversification requirements apply to investments in repurchase agreements and other securities that are not treated as U.S. government obligations under the Code.

Because the Portfolio limits its investments to high quality securities, the Portfolio, and thus the Fund, will generally earn lower yields than if the Portfolio purchased securities with a lower rating and correspondingly higher expected rate of return.

When-Issued or Delayed Delivery Transactions. The Portfolio may also buy and sell securities on a "when-issued" and "delayed delivery" basis. The price is subject to market fluctuation and the value at delivery may be more or less than the purchase price.

Repurchase Agreements. The Portfolio may engage in repurchase transactions in which the Portfolio buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Portfolio in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller might cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. The Portfolio, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks which are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Portfolio under the 1940 Act. The U.S. government security subject to resale (the collateral) will be held on behalf of the Portfolio by a custodian approved by Money Market Board of Trustees and will be held pursuant to a written agreement.

Loans of Portfolio Securities. Consistent with procedures approved by the Board of Trustees of Money Market and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 25% of the value of the Portfolio's total assets at the time of the most recent loan. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

Illiquid Investments. The Portfolio may not invest more than 10% of its net assets in securities subject to legal or contractual restrictions on resale, securities that are not readily marketable, or enter into repurchase agreements or master demand notes with more than seven days to maturity. These securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Portfolio has valued them.

Borrowing: As a fundamental policy the Portfolio may borrow from banks for temporary or emergency purposes only and pledge its assets for such loans in amounts up to 5% of the Portfolio's total assets. No new investments will be made by the Portfolio while any outstanding loans exceed 5% of its total assets.

Active Trading. Whenever the Portfolio believes market conditions are such that yields could be increased by actively trading the portfolio securities to take advantage of short-term market variations, the Portfolio may do so without restriction or limitation (subject to the tax requirements for qualification as a regulated investment company). Typically, this trading involves additional risks of loss to the extent the securities differ in maturity, credit quality or other aspects, and to the extent of the brokerage, if any, or other transaction costs involved. Brokerage or other commissions are not normally charged on the purchase or sale of money market instruments in which the Portfolio invests.

Percentage Restrictions. If a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies.

Other Policies and Restrictions. The Fund and the Portfolio have a number of additional investment restrictions that limit their activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's and the Portfolio's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

What are the Fund's Potential Risks?

Foreign Securities Risk. Any of the Portfolio's Eurodollar Investments, Yankee Dollar Investments, Foreign Bank Investments or investments in commercial paper of foreign issuers involve risks that are different from investments in obligations of domestic entities. These risks may include seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions that may affect the payment of principal or interest on securities the Portfolio holds. There may also be less publicly available information about foreign banks or foreign issuers of commercial paper.

When-Issued and Delayed Delivery Transactions Risk. These transactions are subject to market fluctuation and the value at delivery may be more or less than the purchase price. In when-issued and delayed delivery transactions, the Portfolio relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Portfolio to miss a price or yield considered to be advantageous. Securities bought on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date.

Credit and Market Risk. Credit risk is a function of the ability of an issuer of a security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally, the coupon rate). A change in the credit risk associated with a security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a security caused by changes in general economic and interest rate conditions generally affecting the market as a whole. A security's maturity length also affects its price. Generally, when interest rates rise the value of a security will fall, and vice versa. The short duration of the Eligible Securities in which the Fund invests generally reduces this price fluctuation.

Who Administers the Fund?

The Board. The Board oversees the management of the Trust and elects its officers. The officers are responsible for the Fund's day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Trust and Money Market having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures to Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

Investment Manager and Administrator. Advisers is the investment manager of the Portfolio and other funds with aggregate assets of over $82 billion. Advisers is also the administrator of the Fund. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H.
Johnson, Jr. are the principal shareholders of Resources.

Services Provided by Advisers. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also provides certain administrative services and facilities for the Fund and performs similar services for other funds. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

Management Fees. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the Fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the Fund depends on the Fund's proportionate share of the Portfolio's net assets.

During the fiscal year ended June 30, 1996, the Fund's proportionate share of the Portfolio's management fee and its administration fee, absent a fee waiver, would have been 0.15% and 0.25%, respectively, of the average daily net assets of the Fund, with total operating expenses of 0.73%. Advisers has agreed in advance, however, to waive or limit its fees and pay other expenses of the Fund in order to keep total expenses to a maximum of 0.49% until at least June 30, 1997. This arrangement may be terminated at any time after June 30, 1997, upon notice to the Board.

Portfolio Transactions. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares when selecting a broker or dealer. Please see "How does the Portfolio Buy Securities for its Portfolio?" in the SAI for more information.

The Fund's Rule 12b-1 Plan

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for activities primarily intended to sell shares of the Fund. Covered expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.

Payments by the Fund under the plan may not exceed 0.25% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. For more information, please see "The Fund's Underwriter" in the SAI.

How does the Fund Measure Performance?

From time to time, the Fund advertises its performance. The more commonly used measures of performance are current and effective yield.

Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield.

The Fund's investment results will vary. Performance figures are always based on past performance and do not indicate future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

How is the Trust Organized?

The Fund is a no-load, diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985 and is registered with the SEC under the 1940 Act. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. In the future, additional series may be offered.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.

How Taxation Affects You and the Fund

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Dividends received by a qualified retirement plan ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plan account. Generally, distributions from the account will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2 or becomes permanently disabled, will be subject to an additional tax equal to 10% of the amount distributed. If the distributions from a retirement plan (other than a governmental or church plan) for any taxable year following the year in which the participant reaches age 701/2 are less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed on the payee. Moreover, certain contributions to a retirement plan in excess of the amounts permitted by law may be subject to an excise tax.

Since the Fund seeks to maintain a constant $1.00 per share price for both purchases and redemptions, you are not expected to realize a capital gain or loss upon redemption or exchange of Fund shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than qualifying dividend income, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes.

The Fund may be used for the investment of surplus funds of municipalities, including funds which are subject to the arbitrage rebate requirements of
Section 148 of the Code. Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state, territory or political subdivision thereof. To the extent that investments in the Fund are made in connection with such functions, states and their political subdivisions will not be liable to federal taxation on income or gains derived from an investment in the Fund. The Fund does not meet currently defined exceptions to the arbitrage rebate requirements and a portion or all of the earnings distributed by the Fund may need to be paid over to the U.S. Treasury as rebatable arbitrage earnings in accordance with the provisions of the Code.

You should consult your tax advisor with respect to the applicability of state and local intangible property or income taxes to your Fund shares and distributions and redemption proceeds you receive from the Fund.

If you are not considered a U.S. person for federal income tax purposes you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.

About Your Account

How do I Buy Shares?

Opening Your Account

You may buy shares of the Fund without a sales charge. The Fund is available exclusively to retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations and government entities. Shares of the Fund may not otherwise be bought by individuals. In the case of retirement plans, there is no required minimum initial investment amount and shares of the Fund bought must be registered at the omnibus level. Although the amount that may be contributed to the various investment options under a retirement plan in any one year is subject to certain limitations, assets already held by a retirement plan may be invested in the Fund without regard to the limitations. Shares of the Fund may also be bought by certain institutional investors, such as corporations, banks and savings and loan associations, subject to a minimum initial investment of $100,000. Government entities, however, including states, counties, cities, and their instrumentalities, departments, agencies and authorities may open an account in the Fund with a minimum initial investment of $1,000. Subsequent purchases are not subject to a minimum purchase requirement. The Fund and Distributors reserve the right to reject any order for the purchase of shares.

METHOD                   STEPS TO FOLLOW

By Wire

See "Holiday Schedule" under "Transactions Procedures and Special Requirements"

                    1.   Call us at  1-800/321-8563  or  1-415/312-3600 by 11:15
                         a.m. Pacific time, except on holidays or the day before or the day after a holiday, to receive that day's credit and be eligible to receive that day's dividend. You will receive a wire control number. A new number is needed every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the sending bank and it will not be credited to your account. If we do not receive your call by 11:15 a.m. Pacific time you will not be given credit until the following business day and you will be eligible to receive the dividend on that day.

                    2. Wire the funds to Bank of America, ABA routing number 21000358, for credit to Franklin Cash Reserves Fund, A/C 149304779. Your name and wire control number must be included. Wire orders called in by the above deadline and received by the close of the Federal Reserve Wire System (3:00 p.m. Pacific time currently) will receive that day's credit. Wires received after 3:00 p.m. Pacific time will receive credit the following business day.

METHOD                   STEPS TO FOLLOW

By   Wire           3. For initial investments, you must also complete
                         and sign a shareholder account application and return it to the Fund.

                    *If  your  order is for more than  $50,000,  you must  first
                         file   with   the  Fund  an   Institutional   Telephone
                         Privileges Agreement.

By Mail              1.  Complete and sign a shareholder account application.

                     2. Return the application to the Fund with your check, Federal Reserve draft or negotiable bank draft made payable to the Fund. Instruments drawn on other investment companies may not be accepted.

Through Your Dealer      Call your investment representative

The investment authority of certain institutional investors may be restricted by law. If you are such an investor, you should consult with expert counsel to determine whether and to what extent shares of the Fund would be legal investments for you. If you are a municipal investor, you should also consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rate calculations if you are considering investing proceeds of bond offerings.

May I Exchange Shares for Shares of Another Fund?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange").

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

METHOD                   STEPS TO FOLLOW

By   Mail                Send us written instructions signed by all account
                         owners of record or previously designated signers

By Phone                 Call our Institutional Services Department at
                         1-800/321-8563

                         *If you wish to exchange shares in excess of $50,000 please be sure a completed Institutional Telephone Privilege Agreement is on file with the Fund.

METHOD                   STEPS TO FOLLOW

Through Your Dealer      Call your investment representative

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

Will Sales Charges Apply to My Exchange?

You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors are allowed to purchase all Franklin Templeton Funds at Net Asset Value. These include government entities, employee benefit plans, trust companies and bank trust departments.

How We Process Your Exchange

o If you are exchanging from the Fund to another series of the Trust, the exchange will be processed the day your request is received prior to 11:15 a.m. Pacific time, except on holidays or the day before or the day after a holiday, with payment for the shares bought processed on the following business day. See also "Holiday Schedule" under "Transactions Procedures and Special Requirements."

o If you are exchanging from the Fund into another Franklin Templeton Fund within the same class, the exchange will be processed at the respective Net Asset Value or Offering Price of the funds involved on the day your request is received prior to the above deadline. If your request is received after the deadline, you will get the next day's price.

o If you are exchanging into the Fund from another Franklin Templeton Fund within the same class the transaction will be processed as a liquidation from the other fund on the day the exchange is received in proper form prior to the time of valuation for that fund (as noted in that fund's prospectus) and shares of the Fund will be bought on the following business day when the money for purchase is available and your request is considered to be in proper form.

Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:

o You may only exchange shares within the same class.

o The accounts must be identically registered. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Retirement plan participants may be able to use the exchange privilege if the option is available under, and by following the requirements of, their plan and plan administrator. Your plan administrator may charge a fee for this service.

o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

Limited Class II Exchanges

If retirement plan assets are only temporarily invested in the Fund pending final allocation or investment instructions involving Class II shares, Fund shares may be exchanged for Class II shares of another Franklin Templeton Fund. The time the shares are held in the Fund will not count, however, towards the Contingency Period for purposes of the Contingent Deferred Sales Charge on Class II shares. This privilege is not available to retirement plan assets that were previously subject to a sales charge in another Franklin Templeton Fund.

How do I Sell Shares?

You may sell (redeem) your shares at any time.

METHOD                   STEPS TO FOLLOW

By Wire

See "Holiday Schedule" under "Transactions Procedures and Special Requirements"

                    1. Call your redemption request to our Institutional Services Department at 1-800/321-8563 as early as possible but before 11:15 a.m. Pacific time, except on holidays or the day before or the day after a holiday, if you want the money wired the same business day. If we receive your order after 11:15 a.m. Pacific time, the funds will generally be wired on the following business day.

METHOD                   STEPS TO FOLLOW

By   Wire           2.   If you anticipate  requiring funds in excess of
                         $5 million you should notify the Fund the day before.

                         o You may redeem shares up to $50,000. If you wish to redeem in excess of $50,000 you need to have on file an Institutional Telephone Privileges Agreement.

                         o You cannot use redemption orders to send funds to another person or to an account which you have not previously designated in writing.

By Mail 1. Send us written instructions signed by all account owners or previously designated signers

                         2. Provide a signature guarantee if required

                         3. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have additional requirements.

Through Your Dealer      Call your investment representative

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Contingent Deferred Sales Charge

The Fund does not impose a Contingent Deferred Sales Charge. If, however, you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund, the Fund will impose the charge as described below.

Certain Franklin Templeton Funds impose a Contingent Deferred Sales Charge if you sell all or a part of an investment of $1 million or more within the Contingency Period. The Contingency Period is tolled (or stopped) during the time the shares are held in the Fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem shares not subject to the charge in the following order:

1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3) Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated dollar amount, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated number of shares, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

What Distributions Might I Receive from the Fund?

The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day we receive your money or settlement of a wire order trade, as noted in "How Do I Buy Shares?" and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. The Fund does not pay "interest" or guarantee any amount of dividends or return on an investment in its shares.

Dividend Options

Dividends are declared daily and reinvested monthly in the form of additional shares of the Fund at the Net Asset Value per share at the close of business on the last business day of the month. Daily allocation will begin on the day your purchase order is processed as noted under "How do I Buy Shares?"

If you complete the "Special Payment Instructions for Dividends" section of the shareholder application included with this prospectus, you may direct your dividends to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

You may also choose to receive dividends in cash. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

Retirement Plan participants need to check their individual plans for available options.

Transaction Procedures and Special Requirements

How and When Shares Are Priced

The Fund is open for business and its Net Asset Value is calculated every day that both the San Francisco Fed and the Exchange are open for trading.

We determine the Net Asset Value per share at 12:30 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

The Price We Use When You Buy or Sell Shares

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.

Holiday Schedule

The deadline to call in your request to buy, exchange or redeem shares for the Fund is 11:15 a.m. Pacific time, except on holidays, the day before or the day after a holiday.

The following holiday closings have been scheduled for 1997: New Year's Day, Dr. Martin Luther King, Jr. Day , Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Funds expect the same holiday schedule to be observed in the future, the San Francisco Fed or the Exchange may modify its holiday schedule at any time. On any day before or following an Exchange or San Francisco Fed holiday, or on any day in which the Public Securities Association recommends an early closing, the Fund reserves the right to advance the time on that day by which notice of wire order purchase and wire order redemption orders must be received in order to receive same day credit or redemption. You are urged to place your order as early in the day as possible on a day before or following a holiday. If securities in the Fund's portfolio are traded in other markets on days the San Francisco Fed or the Exchange is closed, the Fund's Net Asset Value may be affected at a time when you do not have access to the Fund to buy or redeem shares. Other Franklin Templeton Funds may follow different holiday closing schedules.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check or wired funds. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all account owners of record or previously designated signers, with a signature guarantee if necessary.

Many of the Fund's investments, through the Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the San Francisco Fed and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds. Written Instructions

Written instructions must be signed by all account owners of record or previously designated signers. To avoid any delay in processing your transaction, they should include:

o Your name as shown on the account,

o The Fund's name,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. You should verify that the institution is an eligible guarantor prior to signing. A notarized signature is not sufficient.

Confirmations

PLEASE NOTE THAT WE WILL CREDIT YOUR SHARES TO YOUR FUND ACCOUNT. WE DO NOT ISSUE SHARE CERTIFICATES. YOU MAY RELY ON THE CONFIRMATION STATEMENTS IN LIEU OF CERTIFICATES.

Telephone Transactions

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call our Institutional Services Department at 1-800/321-8563.

We may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal, corporate or other identifying information, and will also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. You may not sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department at 1-800/527-2020.

Tax Identification Number

For tax reasons, we must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Services to Help You Manage Your Account

Rights of Accumulation

You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

Electronic Fund Transfers

You may choose to have distributions from the Fund sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call us if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

Telephone Transactions

All requirements for telephone transactions cover the ones transmitted by facsimile or computer. Please refer to the sections of this prospectus that discuss the transactions you would like to make or call our Institutional Services Department at 1-800/321-8563.

Availability of These Services

The services above are available to most shareholders. The Fund may, however, not be able to offer these services directly to you if the shares are held by a financial institution, in a street name account, or if you are a participant in a retirement plan invested in the Fund. In particular, retirement plans that use the services of Franklin's ValuSelect or another administrative service should follow their standard procedures. Otherwise, retirement plans will receive detailed instructions on how to access or make use of the various options offered by the Fund.

What If I Have Questions About My Account?

If you have any questions about your account, you may call our Institutional Services Department at 1-800/321-8563, Monday through Friday, from 6:00 a.m to 5:00 p.m. Pacific time.

If you are a ValuSelect plan participant you may obtain current price, yield and performance information regarding the Franklin Templeton Funds included in the plan by calling KeyFACTSSM at 1-800/KEY-2110.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

Glossary

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

Board - The Board of Trustees of the Trust

Class I and Class II - Certain funds in the Franklin Templeton Funds offer two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Eligible Securities - Investments are limited to U.S. dollar denominated instruments that:

o The Board of Trustees of Money Market determines present minimal credit risks.

o Are rated in one of the two highest rating categories by nationally recognized statistical rating organizations, or that are unrated but of comparable quality.

o Have remaining maturities of 397 calendar days or less.

Exchange - New York Stock Exchange

Franklin Funds - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin
Government Securities Trust

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

San Francisco Fed - Federal Reserve Bank of San Francisco

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or another wholly owned subsidiary of Resources.




Institutional
Fiduciary Trust

Prospectus
November 1, 1996

Franklin U.S. Treasury
Money Market Portfolio

777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777
1-800/321-8563

This prospectus describes the Franklin U.S. Treasury Money Market Portfolio (the "Fund") a series of Institutional Fiduciary Trust (the "Trust"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund's SAI, dated November 1, 1996, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/321-8563 or write the Fund at the address shown.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of the Fund involve investment risks, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from Distributors.


TABLE OF CONTENTS

About the Fund

Expense Summary                                   3

Financial Highlights                              4

How does the Fund Invest its Assets?              4

Who Manages the Fund?                             5

How does the Fund
 Measure Performance?                             6

How is the Trust Organized?                       6

How Taxation Affects
 You and the Fund                                 7

About Your Account

How Do I Buy Shares?                              8

May I Exchange Shares
 for Shares of Another Fund?                      9

How Do I Sell Shares?                            10

What Distributions Might I
 Receive from the Fund?                          12

Transaction Procedures
 and Special Requirements                        12

Services to Help You
 Manage Your Account                             14

Glossary

Useful Terms and Definitions                     15

--------------------------------------------------------------------------------
When reading this prospectus, you will see certain terms that are capitalized. This means the term is explained in our glossary section.

ABOUT THE FUND

Expense Summary

This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended June 30, 1996. Your actual expenses may vary.

 A.  Shareholder Transaction Expenses+

     Exchange Fee (per transaction)                                $5.00*
 B.  Annual Fund Operating Expenses
     (as a percentage of average net assets)

     Management Fees                                                0.25%**
     Rule 12b-1 Fees                                                0.00%***

     Other Expenses                                                 0.05%
     Total Fund Operating Expenses                                  0.30%**

 C.  Example

Assume the Fund's annual return is 5% and its operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

1 Year           3 Years                    5 Years                    10 Years
$3                $10                        $17                         $38

This is just an example. It does not represent past or future expenses or returns. Actual expenses and returns may be more or less than those shown. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

**Advisers has agreed in advance to limit its management fees and make certain payments to reduce the Fund's expenses. With this reduction, management fees and total Fund operating expenses were 0.14% and 0.19% respectively.

***The Board has adopted a distribution plan or Rule 12b-1 plan under which it may reimburse Distributors or others for distribution expenses up to 0.15% annually of the Fund's average daily net assets. The Fund has not been required to make payments for these expenses.

Financial Highlights

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call 1-800/321-8563.

---------------------------------------------------------------------------------------------------------------------------
Year Ended June 30                                               1996       1995          1994           1993       1992+
Per Share Operating Performance
Net asset value at beginning of  year                            $1.00      $1.00         $1.00          $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.052      0.051         0.032          0.031     0.035

Distributions From Net Investment Income                         (0.052)    (0.051)       (0.032)        (0.031)   (0.035)

Net asset value at end of year                                   $1.00      $1.00         $1.00          $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------
Total Return**                                                    5.29%      5.17%         3.23%          3.14%     3.59%

Ratios/Supplemental Data

Net assets at end of year (in 000's)                            $123,157    $200,935      $195,135       $179,232   $194,223

Ratio of expenses to average net assets++                         0.19%      0.10%         0.05%          0.05%     0.02%*

Ratio of net investment income to average net assets              5.20%      5.05%         3.17%          3.12%     4.38%*

*Annualized

**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains, if any, at Net Asset Value.

+For the period August 2, 1991 (effective  date) to June 30, 1992.

++During the periods indicated, the investment manager agreed in advance to waive a portion of its management fees and made payments of other expenses of the Fund. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:

                         1996      1995      1994      1993      1992+

Ratio of expense to
average net assets       0.30%     0.30%     0.30%     0.35%     0.31%*

How does the Fund Invest its Assets?

The Fund's Investment Objective

The investment objective of the Fund is to seek as high a level of current income as is consistent with capital preservation and liquidity. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved. The Fund also attempts to maintain a stable Net Asset Value of $1.00 per share, although there is no assurance that this will be achieved.

Types of Securities the Fund May Invest In

The Fund follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments and thus only invests in Eligible Securities. These procedures are designed to help maintain a stable $1.00 share price. The Fund maintains a dollar weighted average maturity of the securities in its portfolio of 90 days or less.

The Fund invests only in U.S. Treasury securities. By itself, the Fund does not constitute a balanced investment plan. You should recognize that many securities can provide a higher yield than direct U.S. government obligations, although they will not provide the same high quality and security of principal.

U.S. Treasury Securities. These securities are supported by the full faith and credit of the U.S. and differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of more than ten years. The Fund's investments may bear fixed or variable rates of interest, and its share price and yield are not guaranteed by the U.S. government. The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the federal government or any other type of money market instruments.

When-Issued and Delayed Delivery Transactions.

The Fund may purchase short-term securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund buys securities with payment and delivery scheduled for a future time. The price is subject to market fluctuation and the value at delivery may be more or less than the purchase price. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous.
Securities bought on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date.

Other Investment Policies of the Fund

Borrowing. The Fund may borrow from banks, for temporary emergency purposes only, and pledge its assets for these loans, up to 5% of its total net assets. The Fund may also make loans of its portfolio securities not in excess of 10% of the value of its total net assets. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the securities fail financially.

Active Trading. Whenever the Fund believes market conditions are such that yields could be increased by actively trading the portfolio securities to take advantage of short-term market variations, the Fund may do so without restriction or limitation (subject to the tax requirements for qualification as a regulated investment company). Typically, this trading involves additional risks of loss to the extent the securities differ in maturity, credit quality or other aspects, and to the extent of the brokerage, if any, or other transaction costs involved. Brokerage or other commissions are not normally charged on the purchase or sale of money market instruments in which the Fund invests.

Credit Union Investors. The Fund believes that its investment policy makes it a permissible investment for federal credit unions, based on the Fund's understanding of the laws and regulations governing credit union regulations as of October 31, 1996. CREDIT UNION INVESTORS ARE ADVISED TO CONSULT THEIR OWN LEGAL ADVISORS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM. Please see "How does the Fund Invest its Assets? - Credit Union Investment Regulations" in the SAI for details.

Percentage Restrictions. If a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies.

Other Policies and Restrictions. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Who Manages the Fund?

The Board. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.

Investment Manager. Advisers is the investment manager of the Fund and other funds with aggregate assets of over $82 billion. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

Services Provided by Advisers. Advisers manages the Fund's assets and makes its investment decisions. FT Services, the Fund's administrator, provides certain administrative facilities and services for the Fund pursuant to a subcontract with Advisers. Advisers also provides certain administrative services and facilities for the Fund and performs similar services for other funds. Please see "Investment Advisory and Other Services" and "Miscellaneous Information" in the SAI for more information on securities transactions and a summary of the Fund's Code of Ethics.

Management Fees. During the fiscal year ended June 30, 1996, management fees and total operating expenses, before any advance waiver, totaled 0.25% and 0.30%, respectively, of the average net assets of the Fund. Under an agreement by Advisers to limit its fees, the Fund paid management fees and total operating expenses totaling 0.14% and 0.19%. Advisers may end this arrangement at any time upon notice to the Board.

Portfolio Transactions. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

The Fund's Rule 12b-1 Plan

The Fund has a distribution plan or Rule 12b-1 plan under which it may reimburse Distributors or others for activities primarily intended to sell shares of the Fund. Covered expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.

Payments by the Fund under the plan may not exceed 0.15% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. For more information, please see "The Fund's Underwriter" in the SAI.

How does the Fund Measure Performance?

From time to time, the Fund advertises its performance. The more commonly used measures of performance are current and effective yield.

Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield.

The Fund's investment results will vary. Performance figures are always based on past performance and do not indicate future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

How is the Trust Organized?

The Fund is a no-load, diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC under the 1940 Act. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. In the future, additional series may be offered.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.

How Taxation Affects You and the Fund

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

Each series in the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends received from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether received in cash or in additional shares.

Since the Fund seeks to maintain a stable $1.00 per share price for both purchases and redemptions, you are not expected to realize a capital gain or loss upon redemption or exchange of Fund shares.

Since the Fund's income is derived from interest and gain on the sale of portfolio securities rather than qualifying dividend income, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of those dividends and distributions.

The Fund may be used for the investment of surplus funds of municipalities including funds which are subject to the arbitrage rebate requirements of
Section 148 of the Code. Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state, territory or political subdivision thereof. To the extent that investments in the Fund are made in connection with such functions, states and their political subdivisions will not be subject to federal taxation on income or gains derived from an investment in the Fund. The Fund does not meet currently defined exceptions to the arbitrage rebate requirements and a portion or all of the earnings distributed by the Fund may be required to be paid over to the U.S. Treasury as rebatable arbitrage earnings in accordance with the provisions of the Code.

You should consult with your tax advisor with respect to the applicability of state and local intangible property or income taxes to your shares of the Fund and to distributions and redemption proceeds received from the Fund.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.

ABOUT YOUR ACCOUNT

How Do I Buy Shares?

Opening Your Account

The Fund is designed for institutional investors, such as corporations, banks, savings and loan associations, trust companies and for government entities for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity, to the extent permitted by regulations pertaining to permissible investments of these entities. Individuals may not buy shares of the Fund. Fund shares are offered without a sales charge.

                                           MINIMUM
                                         INVESTMENTS*
-------------------------------------------------------------------------------

To Open Your Account...............     $100,000
To Add to Your Account.............     no minimum

*Except for states, counties, cities, and their instrumentalities, departments, agencies and authorities who may open an account in the Fund with a minimum initial investment of $1,000. We may refuse any order to buy shares or waive the minimum investment requirement.

Method                              Steps to Follow
--------------------------------------------------------------------------------
By Mail             1.    For an initial investment, complete an application.

                    2. Return the application, if applicable, to the Fund with your check, Federal Reserve draft or negotiable bank draft made payable to the Fund. Instruments drawn on other investment companies may not be accepted.
--------------------------------------------------------------------------------

By Wire

See "Holiday Schedule" under "Transaction Procedures and Special Requirements"

                    1. Call the Fund at 1-800/321-8563 to receive a wire control number. A new number is needed every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank and it will not be credited to your account. You must make your request to begin the wire order process no later than 11:15 a.m. Pacific time.

                    2. Wire the funds to Bank of America, ABA routing number 121000358, for credit to Institutional Fiduciary Trust-Franklin U.S. Treasury Money Market Portfolio, A/C 1493-3-04779. Your account number, account registration and wire control number must be included.

                    3. For initial investments, complete an application and return it to the Fund. For investments over $50,000, you also need to complete the Institutional Telephone
                         Privileges                                   Agreement.
--------------------------------------------------------------------------------

Through Your Dealer      Call your investment representative
-------------------------------------------------------------------------------

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

If you are a municipal investor, you should consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rebate calculations if you are considering investing proceeds of bond offerings, and whether and to what extent shares of the Fund are legal investments for you.

More Information About Buying Shares by Wire

Wire trades placed by the above deadlines will receive same day credit so long as funds are received as described above. In order to maximize efficient Fund management, please place your order and wire your investment as early in the day as possible. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time for the Fund will not be in proper form for that day's purchase and will receive credit on the next business day.

If the Fund receives your wired funds before 3:00 p.m. Pacific time, they will be credited to your account that day. Later wires are credited the following business day.

Payments to Securities Dealers

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.

May I Exchange Shares
for Shares of Another Fund?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

Method           Steps to Follow
-------------------------------------------------------------------------------
By Mail          Send us written instructions signed by all account owners
-------------------------------------------------------------------------------

By   Phone     1. Call Institutional Services at 1-800/321-8563

               2. For requests over $50,000, you must complete an Institutional Telephone Privileges Agreement. Call Institutional Services to receive a copy.
--------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

Will Sales Charges Apply to My Exchange?

You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain retirement plans, trust companies and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.

How We Process Your Exchange

From the Fund into any other series of the Trust. The exchange will be effected at Net Asset Value next computed after the exchange request is received prior to 11:15 a.m. Pacific time, with payment for the purchased shares processed on the following business day when the funds are made available from the Fund.

From the Fund into Class I shares of other Franklin Templeton Funds. The exchange will be effected at the respective Net Asset Values or offering price of the funds involved next computed on the day on which the request is received in proper form before 11:15 a.m. Pacific time. Requests received after 11:15 a.m. will be effective at the price next computed on the following business day.

From another fund in the Franklin Templeton Funds into the Fund. In order to avoid dilution of the Funds, these transactions will be handled as a liquidation from the other fund at its Net Asset Value next computed on the day the exchange request is received in proper form prior to the time the valuation of shares for that fund is effected, generally 3:00 p.m. Pacific time for money market funds (excluding the money market funds of the Trust) and 1:00 p.m. Pacific time for non-money market funds, and a purchase of the Fund's shares on the following business day at the price computed on such following business day when the funds for the purchase are available and the purchase order is in all respects deemed to be in proper form.

Retirement Plans

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:

o You may only exchange shares within the same class.

o The accounts must be identically registered.

o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

How Do I Sell Shares?

You may sell (redeem) your shares at any time.

Method                              Steps to Follow
--------------------------------------------------------------------------------
By Mail                             1. Send us written instructions signed by
                                       all account owners

                                    2. Provide a signature guarantee if required

                                    3. Corporate, partnership and trust accounts
                                       may need to send additional documents.

Accounts under court jurisdiction may have additional requirements.
--------------------------------------------------------------------------------
By Phone

See "Holiday Schedule" under "Transaction Procedures and Special Requirements"
                                    1. Call Institutional Services at
                                    1-800/321-8563

                                    2. For requests over $50,000, you must
                                    complete an Institutional Telephone
                                    Privileges Agreement. Call Institutional
                                    Services to receive a copy.

                                    3. Telephone requests will be accepted
                                    unless the address on your account was
                                    changed by phone within the last 30 days.
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature guaranteed letter of instruction.

A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time that day. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient fund management, please request your same day wire redemption of any size as early in the day as possible. Prior business day notification of the trade may be required.

Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, however, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Contingent Deferred Sales Charge
The Fund does not impose a Contingent Deferred Sales Charge. If, however, you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund, the Fund will impose the charge as described below.

Certain Franklin Templeton Funds impose a Contingent Deferred Sales Charge if you sell all or a part of an investment of $1 million or more within the Contingency Period. The Contingency Period is tolled (or stopped) during the time the shares are held in the Fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem shares not subject to the charge in the following order:

1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3) Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated dollar amount, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated number of shares, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

What Distributions Might I Receive from the Fund?
The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. The Fund does not pay "interest" or guarantee any amount of dividend or return on an investment in its shares.

Dividend Options

Dividends will automatically be reinvested monthly in the form of additional shares of the Fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the Fund or Institutional Services. Certain restrictions may apply to retirement plans.

Since the net income of the Fund is declared as a dividend each time the net income is determined, the Net Asset Value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of your investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in your account.

Transaction Procedures
and Special Requirements

How and When Shares are Priced

The Fund is open for business each day that both the Exchange and the San Francisco Fed are open. We determine the Net Asset Value per share at 12:30 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

The Price We Use When You Buy or Sell Shares

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form.

Holiday Schedule

In order to receive same day credit for transactions, you need to transmit your request to buy, sell or exchange shares to the Fund by 11:15 a.m. Pacific time, except on holidays or the day before or after a holiday.

The Fund is informed that the Exchange and/or the San Francisco Fed observe the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holiday schedule to be observed in the future, the San Francisco Fed or the Exchange may modify its holiday schedule at any time. On any day before or after an Exchange or San Francisco Fed holiday, or on any day when the Public Securities Association recommends an early closing, the Fund reserves the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the Fund's portfolio securities are traded in other markets on days the San Francisco Fed or the Exchange is closed, the Fund's Net Asset Value may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.

Proper Form

An order to buy shares is in proper form when we receive your signed application and check or wired funds. Many of the Fund's investments must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the of San Francisco Fed and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. You should verify that the institution is an eligible guarantor prior to signing. A notarized signature is not sufficient.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

Telephone Transactions

You may initiate many transactions by phone, including by facsimile or computer. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.

We may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal, corporate or other identifying information, and will also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

Retirement Plans. The telephone transaction options available to retirement plans are limited to those that are provided under the plan. Required Documents For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

Type of Account  Documents Required
-------------------------------------------------------------------------------
Corporation      Corporate Resolution
-------------------------------------------------------------------------------

Partnership      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement
-------------------------------------------------------------------------------

Trust            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
-------------------------------------------------------------------------------

Tax Identification Number

For tax reasons, we must have your correct tax identification number on a signed application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if (i) you have not furnished a certified correct taxpayer identification number, (ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $20,000 (or one-half the minimum required investment, whichever is less). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the minimum amount.

Services to Help You Manage Your Account

Rights of Accumulation

You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares toward the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

For additional information regarding these programs, please call Institutional Services at 1-800/321-8563.

TeleFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o request duplicate statements, and deposit slips.

You will need the Fund's code number to use TeleFACTS. The Fund's code is 043.

Statements and Reports to Shareholders
We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.

o Financial reports of the Fund will be sent every six months. Call Institutional Services if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

Special Services

Investor Services may charge separate fees to shareholders, to be negotiated directly with such shareholders, for providing special services in connection with their accounts, such as subaccounting, processing a large number of wires, or other special handling which a shareholder may request. Such special services to certain shareholders will not increase the expenses borne by the Fund.

Availability of These Services

Certain of the programs and privileges described in this prospectus may not be available directly from the Fund if your shares are held by a financial institution or in a street name account.

What If I Have Questions About My Account?

If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors, and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563, Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

General

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

GLOSSARY

Useful Terms and Definitions
1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Fund's investment manager

Board - The Board of Trustees of the Trust

Class I and Class II - Certain funds in the Franklin Templeton Funds offer two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Eligible Securities - Investments limited to U.S. dollar denominated instruments that:

o the Board determines present minimal credit risks,

o are rated in one of the two highest rating categories by nationally recognized statistical rating organizations, or are unrated but of comparable quality, and

o that have remaining maturities of 397 calendar days or less

Exchange - New York Stock Exchange

Franklin Funds - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin
Government Securities Trust

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FT Services - Franklin Templeton Services, Inc., administrator of the Fund

Institutional Services - Franklin Templeton Institutional Services Department

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

San Francisco Fed - Federal Reserve Bank of San Francisco

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TeleFACTS(R) - Franklin Templeton's automated customer servicing system

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.





Institutional
Fiduciary Trust

Prospectus

November 1, 1996

Franklin U.S. Government Agency
Money Market Fund

777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777  1-800/321-8563

This prospectus describes the Franklin U.S. Government Agency Money Market Fund (the "Fund"), a series of Institutional Fiduciary Trust (the "Trust"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund's SAI, dated November 1, 1996, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/321-8563 or write the Fund at the address shown.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of the Fund involve investment risks, including the possible loss of principal.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from Distributors.


TABLE OF CONTENTS

About the Fund                                Page

Expense Summary                                  3

Financial Highlights                             4

How does the Fund Invest its Assets?             4

Who Manages the Fund?                            6

How does the Fund  Measure Performance?          6

How is the Trust Organized?                      7

How Taxation Affects  You and the Fund           7

About Your Account

How Do I Buy Shares?                             8

May I Exchange Shares  for Shares
 of Another Fund?                                9





How Do I Sell Shares?                           11

What Distributions Might I
 Receive from the Fund?                         12

Transaction Procedures and
 Special Requirements                           13

Services to Help You  Manage Your Account       15

Glossary

Useful Terms and Definitions                    16

When reading this prospectus, you will see certain terms that are capitalized. This means the term is explained in our glossary section.

ABOUT THE FUND

Expense Summary

This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended June 30, 1996. Your actual expenses may vary.

 A.  Shareholder Transaction Expenses+

     Exchange Fee (per transaction)                        $5.00*

 B.  Annual Fund Operating Expenses
    (as a percentage of average net assets)

     Management Fees                                        0.15%**

     Rule 12b-1 Fees                                        0.27%***

     Other Expenses                                          .O5%

     Total Fund Operating Expenses                          0.47%**

 C.  Example

Assume the Fund's annual return is 5% and its operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

              1 Year             3 Years           5 Years          10 Years

               $5                  $15               $26              $59

This is just an example. It does not represent past or future expenses or returns. Actual expenses and returns may be more or less than those shown. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

**Advisers has agreed in advance to limit its management fees and make certain payments to reduce the Fund's expenses. With this reduction, management fees and total Fund operating expenses were 0.12% and 0.44% respectively.

***The Board has adopted a distribution plan or Rule 12b-1 plan under which it may reimburse Distributors or others for distribution expenses up to 0.30% annually of the Fund's average daily net assets.

Financial Highlights

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call 1-800/321-8563.

Year Ended June 30                         1996         1995          1994+

PER SHARE OPERATING PERFORMANCE

Net asset value at
 beginning of year                        $1.00        $1.00         $1.00

Net investment income                      0.051        0.051         0.013

Distributions From Net
 Investment Income                        (0.051)      (0.051)       (0.013)

Net asset value at end of year            $1.00        $1.00         $1.00

Total Return**                             5.23%        5.22%         1.31%

RATIOS/SUPPLEMENTAL DATA

Net assets at end of year (in 000's)      $71,694      $34,285       $5,065

Ratio of expenses to average
 net assets++                              0.44%        0.30%         0.40%*

Ratio of net investment income
 to average net assets                     5.04%        5.39%         3.32%*

*Annualized

**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains, if any, at Net Asset Value.

+For the period February 8, 1994 (effective date) to June 30, 1994.

++During the periods indicated, the investment manager agreed in advance to waive a portion of its management fees and made payments of other expenses of the Fund. Had such action not been taken, the ratios of expenses to average net assets would have been 1.43% (annualized), 0.47% and 0.47%, for 1994, 1995 and 1996, respectively.

How does the Fund Invest its Assets?

The Fund's Investment Objective

The Fund's investment objectives are capital preservation and liquidity, while seeking high current income consistent with capital preservation and liquidity. The objectives are fundamental policies of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objectives will be achieved. The Fund also attempts to maintain a stable Net Asset Value of $1.00 per share, although there is no assurance that this will be achieved.

Types of Securities the Fund May Invest In

The Fund follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments and thus only invests in Eligible Securities. These procedures are designed to help maintain a stable $1.00 share price. The Fund maintains a dollar weighted average maturity of the securities in its portfolio of 90 days or less.

The Fund invests only in U.S. government securities, which consist of marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government, its agencies or by various instrumentalities which have been established or sponsored by the U.S. government. At least 65% of its net assets will be invested in notes, bonds, discount notes and other short-term securities issued by U.S. government agencies or instrumentalities, such as the Federal Farm Credit System, Federal Home Loan Banks, Student Loan Marketing Association, Tennessee Valley Authority, Federal Deposit Insurance Corporation, Federal Intermediate Credit Bank and General Services Administration ("U.S. Government Agency Securities"). Some U.S. Government Agency Securities are supported by the right of the issuer to borrow from the U.S. Treasury. Others are supported only by the credit of the instrumentality. In addition, the Fund may invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds. The Fund does not invest in repurchase agreements or any other type of money market instruments.

Because the Fund will limit its investments to high quality securities, there will be generally lower yields than if the Fund purchased securities with a lower rating and correspondingly greater risk.

U.S. Treasury Securities. These securities are supported by the full faith and credit of the U.S. and differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of more than ten years. The Fund's investments may bear fixed or variable rates of interest, and its share price and yield are not guaranteed by the U.S. government.

When-Issued and Delayed Delivery Transactions. The Fund may purchase short-term securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund buys securities with payment and delivery scheduled for a future time. The price is subject to market fluctuation and the value at delivery may be more or less than the purchase price. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Securities bought on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date.

Other Investment Policies of the Fund

Borrowing. The Fund may borrow from banks, under certain circumstances, and pledge up to 5% of its net assets for such loans. Illiquid Investments. The Fund may not acquire securities subject to legal or contractual restrictions on resale or securities which are not readily marketable if, as a result, more than 10% of the value of its total assets would be invested in such securities.

Active Trading. Whenever the Fund believes market conditions are such that yields could be increased by actively trading the portfolio securities to take advantage of short-term market variations, the Fund may do so without restriction or limitation (subject to the tax requirements for qualification as a regulated investment company). Typically, this trading involves additional risks of loss to the extent the securities differ in maturity, credit quality or other aspects, and to the extent of the brokerage, if any, or other transaction costs involved. Brokerage or other commissions are not normally charged on the purchase or sale of money market instruments in which the Fund invests.

Credit Union Investors. The Fund believes that its investment policies make it a permissible investment for federal credit unions, based on the Fund's understanding of the laws and regulations governing credit union regulations as of October 31, 1996. CREDIT UNION INVESTORS ARE ADVISED TO CONSULT THEIR OWN LEGAL ADVISORS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM. Please see "How does the Fund Invest its Assets? Credit Union Investment Regulations" in the SAI for details.

Percentage Restrictions. If a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies.

Other Policies and Restrictions. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Who Manages the Fund?

The Board. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.

Investment Manager. Advisers is the investment manager of the Fund and other funds with aggregate assets of over $82 billion. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

Services Provided by Advisers. Advisers manages the Fund's assets and makes its investment decisions. FT Services, the Fund's administrator, provides certain administrative facilities and services for the Fund pursuant to a subcontract with Advisers. Please see "Investment Advisory and Other Services" and "Miscellaneous Information" in the SAI for more information on securities transactions and a summary of the Fund's Code of Ethics.

Management Fees. During the fiscal year ended June 30, 1996, management fees and total operating expenses, before any advance waiver, totaled 0.15% and 0.47%, respectively, of the average daily net assets of the Fund. Under an agreement by Advisers to limit its fees, the Fund paid management fees and total operating expenses totaling 0.12% and 0.44%. Advisers may end this arrangement at any time upon notice to the Board.

Portfolio Transactions. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares when selecting a broker or dealer. Please see "How does the Fund Buy Securities For its Portfolio?" in the SAI for more information.

The Fund's Rule 12b-1 Plan

The Fund has a distribution plan or Rule 12b-1 plan under which it may reimburse Distributors or others for activities primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.

Payments by the Fund under the plan may not exceed 0.15% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. For more information, please see "The Fund's Underwriter" in the SAI.

How does the Fund Measure Performance?

From time to time, the Fund advertises its performance. The more commonly used measures of performance are current and effective yield.

Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield.

The Fund's investment results will vary. Performance figures are always based on past performance and do not indicate future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

How is the Trust Organized?

The Fund is a no-load, diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC under the 1940 Act. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. In the future, additional series may be offered.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.

Conversion to a Master/Feeder Structure

Currently, in seeking to accomplish its objectives

of capital preservation and liquidity while seeking high current income consistent with capital preservation and liquidity, the Fund invests directly in a portfolio of securities issued by the U.S. government, its agencies or instrumentalities. Certain funds administered by the investment manager participate as feeder funds in master/feeder fund structures. Under a master/feeder structure one or more feeder funds, such as the Fund, invests its assets in a master fund, which, in turn, invests its assets directly in the securities. The Fund hereby reserves the right to convert to a master/feeder fund structure at a future date. Various state governments have adopted the North American Securities Administrators Association guidelines for registration of master/feeder funds. If required by those guidelines, as then in effect, the Fund will seek shareholder approval prior to converting to a master/feeder structure, subject to there not being adopted a superseding provision or ruling under federal law. If it is determined by the requisite regulatory authorities that this approval is not required, shareholders will be deemed to have consented to the conversion by their purchase of Fund shares and no further shareholder approval will be sought or needed. Shareholders will, however, be informed in writing in advance of the conversion. The determination to convert the Fund to a master/feeder fund structure is not expected to result in an increase in the fees or expenses paid by the Fund or its shareholders. The investment objectives and other fundamental policies of the Fund, which can be changed only with shareholder approval, are structured so as to permit the Fund to invest directly in securities or indirectly in securities through a master/feeder fund structure.

How Taxation Affects You and the Fund

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

Each series in the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends received from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether received in cash or in additional shares.

Since the Fund seeks to maintain a stable $1.00 per share price for both purchases and redemptions, you are not expected to realize a capital gain or loss upon redemption or exchange of Fund shares.

Since the Fund's income is derived from interest and gain on the sale of portfolio securities rather than qualifying dividend income, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of those dividends and distributions.

The Fund may be used for the investment of surplus funds of municipalities including funds which are subject to the arbitrage rebate requirements of
Section 148 of the Code. Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state, territory or political subdivision thereof. To the extent that investments in the Fund are made in connection with such functions, states and their political subdivisions will not be subject to federal taxation on income or gains derived from an investment in the Fund. The Fund does not meet currently defined exceptions to the arbitrage rebate requirements and a portion or all of the earnings distributed by the Fund may be required to be paid over to the U.S. Treasury as rebatable arbitrage earnings in accordance with the provisions of the Code.

You should consult with your tax advisor with respect to the applicability of state and local intangible property or income taxes to your shares of the Fund and to distributions and redemption proceeds received from the Fund.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisors regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.

ABOUT YOUR ACCOUNT

How Do I Buy Shares?

Opening Your Account

The Fund is designed for institutional investors, such as corporations, banks, savings and loan associations, trust companies and for government entities for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity, to the extent permitted by regulations pertaining to permissible investments of these entities. Individuals may not buy shares of the Fund. Fund shares are offered without a sales charge.

                                         MINIMUM
                                       INVESTMENTS*
-------------------------------------------------------
To Open Your Account...............     $100,000
To Add to Your Account.............     no minimum

*Except for states, counties, cities, and their instrumentalities, departments, agencies and authorities who may open an account in the Fund with no minimum initial investment. We may refuse any order to buy shares or waive the minimum investment requirement.


Method                              Steps to Follow
------------------------------------------------------------------------------------------------------------------------------
By Mail                             1. For an initial investment, complete an application.

                                    2. Return the application, if applicable, to the Fund with your check, Federal Reserve draft or negotiable bank draft made payable to the Fund. Instruments drawn on other investment companies may not be accepted.

See "Holiday Schedule" under "Transaction Procedures and Special Requirements"

-------------------------------------------------------------------------------------------------------------------------------
By Wire                             1. Call the Fund at  1-800/321-8563  to receive a wire control number. A new number is needed every time you wire money into your account.  If you do not have a currently  effective wire control number, we will return the money to the bank and it will not be credited to your account.  You must make your request to begin the wire order process no later than 11:15 a.m. Pacific time.

                                    2. Wire the funds to Bank of America, ABA routing number 121000358, for credit to
                                       Institutional Fiduciary Trust-Franklin U.S. Government Agency Money Market Fund,
                                       A/C 1493-3-04779. Your name, account registration and wire control number must be included.

                                    3. For initial investments, complete an application and return it to the Fund. For investments over $50,000 you also need to complete the Institutional Telephone Privileges
                                       Agreement. Please call for a copy.
-------------------------------------------------------------------------------------------------------------------------------
Through Your Dealer                 Call your investment representative
-------------------------------------------------------------------------------------------------------------------------------

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

If you are a municipal investor, you should consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rebate calculations if you are considering investing proceeds of bond offerings, and whether and to what extent shares of the Fund are legal investments for you.

More Information About Buying Shares by Wire

Wire trades placed by the above deadlines will receive same day credit so long as funds are received as described above. In order to maximize efficient Fund management, please place your order and wire your investment as early in the day as possible. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time for each Fund will not be in proper form for that day's purchase and will receive credit on the next business day.

If the Fund receives your wired funds before 3:00 p.m. Pacific time, they will be credited to your account that day. Later wires are credited the following business day.

Payments to Securities Dealers

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.

May I Exchange Shares for Shares of Another Fund?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


Method           Steps to Follow
-------------------------------------------------------------------------------------------------------------------
By Mail          Send us written instructions signed by all account owners
-------------------------------------------------------------------------------------------------------------------
By Phone         1. Call Institutional Services at 1-800/321-8563

                 2. For requests over $50,000, you must complete an Institutional Telephone Privileges Agreement.
-------------------------------------------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

Will Sales Charges Apply to My Exchange?

You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain retirement plans, trust companies and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.

How We Process Your Exchange

From the Fund into any other series of the Trust. The exchange will be effected at the Net Asset Value next computed after the exchange request is received prior to 11:15 a.m. Pacific time, with payment for the purchased shares processed on the following business day when the funds are made available from the Fund.

From the Fund into Class I shares of other Franklin Templeton Funds. The exchange will be effected at the respective Net Asset Value or offering price of the funds involved next computed on the day on which the request is received in proper form before 11:15 a.m. Pacific time. Requests received after 11:15 a.m. will be effective at the price next computed on the following business day.

From another fund in the Franklin Templeton Funds into the Fund. In order to avoid dilution of the Fund, these transactions will be handled as a liquidation from the other fund at its Net Asset Value next computed on the day the exchange request is received in proper form prior to the time the valuation of shares for that fund is effected, generally 3:00 p.m. Pacific time for money market funds (excluding the money market funds of the Trust) and 1:00 p.m. Pacific time for non-money market funds, and a purchase of the Fund's shares on the following business day at the price computed on such following business day when the funds for the purchase are available and the purchase order is in all respects deemed to be in proper form.

Retirement Plans

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:

o    You may only exchange shares within the same class.

o    The accounts must be identically registered.

o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or
     (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

How Do I Sell Shares?

You may sell (redeem) your shares at any time.

Method                              Steps to Follow
-------------------------------------------------------------------------------------------------------------------------
By Mail                             1. Send us written instructions signed by all account owners

                                    2. Provide a signature guarantee if required

                                    3. Corporate, partnership and trust accounts may need to send additional documents.
                                       Accounts under court jurisdiction may have additional requirements.

See "Holiday Schedule" under "Transaction Procedures and Special Requirements"
--------------------------------------------------------------------------------------------------------------------------
By Phone                            1. Call Institutional Services at 1-800/321-8563

                                    2. For requests over $50,000, you must complete an Institutional Telephone Privileges
                                       Agreement. Call Institutional Services to receive a copy.

                                    3. Telephone requests will be accepted unless the address on your account was changed by phone within the last 30 days.
--------------------------------------------------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature guaranteed letter of instruction.

A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time that day. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient fund management, please request your same day wire redemption of any size as early in the day as possible. Prior business day notification of the trade may be required.

Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, however, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Contingent Deferred Sales Charge

The Fund does not impose a Contingent Deferred Sales Charge. If, however, you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund, the Fund will impose the charge as described below.

Certain Franklin Templeton Funds impose a Contingent Deferred Sales Charge if you sell all or a part of an investment of $1 million or more within the Contingency Period. The Contingency Period is tolled (or stopped) during the time the shares are held in the Fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem shares not subject to the charge in the following order:

1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3) Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated dollar amount, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated number of shares, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

What Distributions Might I Receive from the Fund?

The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. The Fund does not pay "interest" or guarantee any amount of dividends or return on an investment in its shares.

Dividend Options

Dividends will automatically be reinvested monthly in the form of additional shares of the Fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the Fund or Institutional Services. Certain restrictions may apply to retirement plans.

Since the net income of the Fund is declared as a dividend each time the net income is determined, the Net Asset Value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of your investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in your account.

Transaction Procedures

and Special Requirements

How and When Shares are Priced

The Fund is open for business each day that both the Exchange and the San Francisco Fed are open. We determine the Net Asset Value per share at 12:30 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

The Price We Use When You Buy or Sell Shares

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form.

Holiday Schedule

In order to receive same day credit for transactions, you need to transmit your request to buy, sell or exchange shares to the Fund by 11:15 a.m. Pacific time, except on holidays or the day before or after a holiday.

The Fund is informed that the Exchange and/or the San Francisco Fed observe the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holiday schedule to be observed in the future, the San Francisco Fed or the Exchange may modify its holiday schedule at any time. On any day before or after an Exchange or San Francisco Fed holiday, or on any day when the Public Securities Association recommends an early closing, the Fund reserves the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the Fund's portfolio securities are traded in other markets on days the San Francisco Fed or the Exchange is closed, the Fund's Net Asset Value may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.

Proper Form

An order to buy shares is in proper form when we receive your signed application and check or wired funds. Many of the Fund's investments must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the San Francisco Fed and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o    Your name,

o    The Fund's name,

o    A description of the request,

o    For exchanges, the name of the fund you're exchanging into,

o    Your account number,

o    The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. You should verify that the institution is an eligible guarantor prior to signing. A notarized signature is not sufficient.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

Telephone Transactions

You may initiate many transactions by phone, including by facsimile or computer. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.

We may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal, corporate or other identifying information, and will also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

Retirement Plans. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

Required Documents

For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

Type of Account  Documents Required
-----------------------------------------------------------------------------------------------------
Corporation      Corporate Resolution
-----------------------------------------------------------------------------------------------------
Partnership      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement
-----------------------------------------------------------------------------------------------------
Trust            1. The pages from the trust document that identify the trustees, or

                 2. A certification for trust
-----------------------------------------------------------------------------------------------------

Tax Identification Number

For tax reasons, we must have your correct tax identification number on a signed application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if (i) you have not furnished a certified correct taxpayer identification number, (ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $20,000 (or one-half the minimum required investment, whichever is less). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the minimum amount.

Services to Help You Manage Your Account

Rights of Accumulation

You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares toward the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

For additional information regarding these programs, please call Institutional Services at 1-800/321-8563.

TeleFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o    obtain information about your account;

o    obtain price and performance information about any Franklin Templeton Fund;
     and

o    request duplicate statements, and deposit slips.

You will need the Fund's code number to use TeleFACTS. The Fund's code is 046.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.

o Financial reports of the Fund will be sent every six months. Call Institutional Services if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

Special Services

Investor Services may charge separate fees to shareholders, to be negotiated directly with such shareholders, for providing special services in connection with their accounts, such as subaccounting, processing a large number of wires, or other special handling which a shareholder may request. Such special services to certain shareholders will not increase the expenses borne by the Fund.

Availability of These Services

Certain of the programs and privileges described in this prospectus may not be available directly from the Fund if your shares are held by a financial institution or in a street name account.

What If I Have Questions About My Account?

If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

General

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

GLOSSARY

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Fund's investment manager

Board - The Board of Trustees of the Trust

Class I and Class II - Certain funds in the Franklin Templeton Funds offer two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Eligible Securities - Investments limited to U.S. dollar denominated instruments that:

o    the Board determines present minimal credit risks,

o    are  rated  in one of the  two  highest  rating  categories  by  nationally
     recognized  statistical  rating  organizations,   or  are  unrated  but  of
     comparable quality, and

o    that have remaining maturities of 397 calendar days or less

Exchange - New York Stock Exchange

Franklin Funds - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FT Services - Franklin Templeton Services, Inc., administrator of the Fund

Institutional Services - Franklin Templeton Institutional Services Department

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

San Francisco Fed - Federal Reserve Bank of San Francisco

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TeleFACTS(R) - Franklin Templeton's automated customer servicing system

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.




Institutional Fiduciary Trust
Prospectus
November 1, 1996

Money Market Portfolio
Franklin U.S. Government Securities
Money Market Portfolio

777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777  1-800/321-8563

This prospectus describes the Money Market Portfolio (the "Money Fund") and the Franklin U.S. Government Securities Money Market Portfolio (the "U.S. Securities Fund"), two no-load diversified series of the Institutional Fiduciary Trust (the "Trust"). References in the prospectus to the "Fund," unless the context indicates that an individual fund is being referenced, are to both the Money Fund and the U.S. Securities Fund. The prospectus contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund's SAI, dated November 1, 1996, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy, call 1-800/321-8563 or write the Fund at the address shown.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of the Fund involve investment risks, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Unlike most funds that invest directly in securities, the Money Fund seeks to achieve its investment objective by investing all of its assets in shares of The Money Market Portfolio (the "Money Portfolio") and the U.S. Securities Fund by investing in The U.S. Government Securities Money Market Portfolio (the "U.S. Securities Portfolio"), two diversified series of The Money Market Portfolios ("Money Market"). References in the prospectus to the "Portfolio," unless the context indicates that an individual portfolio is being referenced, are to both the Money Portfolio and the U.S.
Securities Portfolio.

This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from Distributors.

The Money Portfolio may invest in both domestic and foreign short-term securities.

TABLE OF CONTENTS

About the Fund

Expense Summary                                   3

Financial Highlights                              4

How does the Fund Invest its Assets?              5

What are the Fund's Potential Risks?             10

Who Administers the Fund?                        11

How does the Fund  Measure Performance?          12

How is the Trust Organized?                      12

How Taxation Affects You  and the Fund           13

About Your Account

How do I Buy Shares?                             14

May I Exchange Shares for Shares of Another Fund?   15

How do I Sell Shares?                            16

What Distributions Might I Receive From the Fund?   18

Transaction Procedures and Special Requirements     18

Services to Help You Manage Your Account        21

Glossary

Useful Terms and Definitions                     23

When reading this prospectus, you will see certain terms that are capitalized. This means the term is explained in our glossary section.

ABOUT THE FUND

Expense Summary

This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1996. Your actual expenses may vary.

                                                           Money           U.S. Securities
                                                           Fund            Fund

 A.  Shareholder Transaction Expenses+

     Exchange Fee (per transaction)                        5.00*           $5.00*

 B.  Annual Fund Operating Expenses
     (as a percentage of average net assets)

     Management and Administration Fees                    0.15%**         0.13%**

     12b-1 Fees                                            0.00%***        0.00%*

     Other Expenses of the Fund and the Portfolio          0.05%           0.07%

     Total Fund Operating Expenses                         0.20%**         0.20**


 C.  Example

      The following example assumes the Fund's annual return is 5% and its operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

      Fund                         1 Year      3 Years     5 Years     10 Years

      Money Fund                   $2          $6          $11          $26

      U.S. Securities Fund         $2          $7          $12          $26

      This is just an example. It does not represent past or future expenses or returns. Actual expenses and returns may be more or less than those shown. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

      +If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

      *$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

      **Advisers has agreed in advance to waive or limit the Portfolio's management and the Fund's administration fee so that total operating expenses will not exceed 0.20%. Absent this reduction, the Money Fund's proportionate share of the Portfolio's management fee and its administration fee and total operating expenses would have totaled 0.19% and 0.24%, respectively and the U.S. Securities Fund would have totaled 0.19% and 0.26%, respectively.

      ***The Fund has not been required to make payments for 12b-1 expenses.

The Board considered whether the total fees and expenses of the Fund and the Portfolio would be more or less than if the Fund invested directly in the types of securities held by the Portfolio. By investing all of its assets in shares of the Portfolio, the Fund and other investment companies and institutional investors are able to pool their assets. This may result in a variety of operating economies. Accordingly, the Board concluded that the total expenses of the Fund and the Portfolio were expected to be lower than if the Fund invested directly in various types of money market instruments. Of course, there is no guarantee that asset growth and lower expenses will be achieved. Advisers, however, has agreed in advance to limit expenses so that they will not be higher than if the Fund invested directly in the types of securities held by the Portfolio. For more information on the fees and expenses of the Fund and the Portfolio, please see "Who Administers the Fund?"

Financial Highlights

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report for each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

Money Fund

Year Ended June 30              1996     1995     1994      1993     1992     1991      1990      1989     1988      1987

Per Share Operating Performance

Net asset value at
 beginning of year             $1.00    $1.00     $1.00    $1.00    $1.00     $1.00     $1.00     $1.00    $1.00     $1.00

Net investment income           0.055    0.053     0.033    0.033    0.046     0.071     0.083     0.086    0.070     0.061

Distributions From Net
 Investment Income             (0.055)  (0.053)   (0.033)  (0.033)  (0.046)   (0.071)   (0.083)   (0.086)  (0.070)   (0.061)

Net asset value at end of year $1.00    $1.00     $1.00    $1.00    $1.00     $1.00     $1.00     $1.00    $1.00     $1.00

Total Return**                  5.61%    5.46%     3.35%    3.30%    4.72%     7.28%     8.65%     8.97%    7.23%    6.30%

Ratios/Supplemental Data

Net assets at end of year     $341,295  $272,147  $218,254  $222,282  $188,846  $231,655 $236,199 $122,216  $101,660 $45,141
(in 000's)


Ratio of expenses to
 average net assets3          0.19%2    0.15%2    0.15%2   0.20%2   0.25%     0.25%     0.25%    0.25%     0.05%        -

Ratio of net investment
 income  to average net
 assets                       5.45%     5.40%     3.24%   3.25%    4.69%      7.11%     8.27%   8.68%     7.00%     6.21%



U.S. Securities Fund

Year Ended June 30              1996     1995      1994      1993     1992     1991      1990        1989           19881

Per Share Operating Performance

Net asset value at
 beginning of year            $1.00     $1.00      $1.00    $1.00    $1.00     $1.00    $1.00        $1.00          $1.00

Net investment income          0.054     0.052      0.032    0.031    0.045     0.070    0.084       0.080          0.024

Distributions From Net
 Investment Income            (0.054)   (0.052)    (0.032)  (0.031)  (0.045)   (0.070)  (0.084)     (0.080)         (0.024)

Net asset value at
 end of year                  $1.00     $1.00      $1.00    $1.00    $1.00     $1.00    $1.00       $1.00           $1.00

Total Return**                 5.50%     5.32%      3.25%    3.18%    4.55%     7.13%    8.68%       8.28%           5.40%

Ratios/Supplemental Data

Net assets at end of year
 (in 000's)                   $152,173  $334,830  $218,547 $310,382 $195,286  $373,371 $203,153     $54,003        $22,080

Ratio of expenses to
 average net assets2, 3       0.19%     0.15%      0.15%    0.19%3    0.25%     0.25%    0.21%        -                 -

Ratio of net investment
income  to average net assets 5.44%     5.26%      3.20%    3.12%     4.59%     6.79%    8.27%      8.37%           6.32%*

*Annualized

**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains at net asset value.

1For the period January 19, 1988 (effective date) to June 30, 1988.

2Includes the Fund's share of the Portfolio's allocated expenses.

3During the periods indicated, Advisers agreed in advance to waive a portion of its administration and management fees of the Portfolios and made payments of other expenses incurred by the Fund. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:

                                        1996    1995   1994    1993    1992    1991    1990    1989     1988

Ratio of Expenses to
Average Net Assets

Money Market Portfolio                  0.24%   0.24%  0.25%   0.49%   0.74%   0.71%   0.074%   0.078%   0.079%

Franklin U.S. Government Securities
Money Market Portfolio                  0.26    0.23   0.25    0.45    0.59    0.56    0.62     0.70     0.57*


How does the Fund Invest its Assets?

The Fund is a mutual fund that is commonly known as a "money market fund." The Fund attempts to maintain a share value of $1, but there is no guarantee that this can be accomplished.

The Fund's Investment Objectives

The investment objectives of the Money Fund are high current income consistent with capital preservation and liquidity. The investment objectives of the U.S. Securities Fund are capital preservation and liquidity while seeking high current income consistent with capital preservation and liquidity. The Money Fund seeks to achieve its objectives by investing all of its assets in the Money Portfolio and the U.S. Securities Fund by investing all of its assets in the U.S. Securities Portfolio. The investment objectives of the Portfolio are the same as the Fund's. The investment policies of the Fund are also substantially similar to the Portfolio's except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund. Any additional exceptions are noted below.

The Fund acquires shares of the Portfolio at Net Asset Value. An investment in the Fund is an indirect investment in the Portfolio. The investment objectives of both the Fund and the Portfolio are fundamental and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objectives will be achieved.

The Fund's Master/Feeder Fund Structure

An investment in the Fund may be subject to certain risks due to the Fund's structure. These risks include the potential that if other future shareholders in the Portfolio sell their shares, the Fund's expenses may increase or the economies of scale that have been achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control over the operation of the Portfolio. Furthermore, if shareholders of the Fund do not approve a proposed future change in the Fund's objective or fundamental policies, which has been approved for the Portfolio, the Fund may be forced to withdraw its investment from the Portfolio and seek another investment company with the same objective and policies.

If the Board considers it to be in the best interest of the Fund, the Fund may withdraw its investment in the Portfolio at any time. In that event, the Board would consider what action to take, including the investment of all of the assets of the Fund in another pooled investment entity with the same investment objectives and substantially similar policies as the Fund or the hiring of an investment advisor to manage the Fund's investments. Either circumstance may cause an increase in Fund expenses.

The Fund's structure is a relatively new format that often results in certain operational and other complexities. The Franklin organization was one of the first mutual fund complexes in the country to implement this structure, and the Board does not believe the additional complexities outweigh the potential benefits to be gained by shareholders.

The Fund's investment of all of its assets in the Portfolio was previously approved by shareholders of the Fund. Whenever the Fund, as an investor in the Portfolio, is asked to vote on a matter relating to the Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders have voted.

The Franklin Funds have three other funds that invest in the Money Portfolio and one other that invests in the U.S. Securities Portfolio. The Franklin Templeton Money Fund II, which invests in the Money Portfolio, is available only to Class II shareholders in the Franklin Templeton Funds pursuant to that fund's exchange privilege. In the future, other funds may be created that may likewise invest in the Portfolio or existing funds may be restructured so that they may invest in the Portfolio. If requested, we will forward additional information to you about other funds through which you may invest in the Portfolio. If you would like to receive this information, please call our Institutional Services Department at 1-800/321-8563.

The Money Market is an open-end management investment company organized as a Delaware business trust on June 16, 1992, and is registered with the SEC under the 1940 Act. Money Market currently issues shares in two separate series. In the future, additional series may be added by the Board of Trustees of Money Market.

For information on the Fund's administrator and its expenses, please see "Who Administers the Fund?"

What Investments does the Portfolio make?

The Portfolio follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments and thus only invests in Eligible Securities. These procedures are designed to help maintain a stable $1.00 share price. The Portfolio maintains a dollar weighted average maturity of the securities in its portfolio of 90 days or less.

The Money Portfolio

The Money Portfolio may invest in various types of money market instruments, that consist of U.S. government and federal agency obligations, certificates of deposit, bankers' acceptances, time deposits of major financial institutions, high grade commercial paper, high grade, short-term corpo-

rate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities).

The U.S. Securities Portfolio

The U.S. Securities Portfolio may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government. As a fundamental policy subject to change only by shareholder approval, the U.S. Securities Portfolio will invest only in obligations, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association and the Federal Housing Administration issued or guaranteed by the U.S. government or that carry a guarantee supported by the full faith and credit of the U.S. government. Repurchase agreements on obligations issued or guaranteed by the U.S. government and supported by the full faith and credit of the U.S. government are included within this fundamental policy.

At the present time, it is the U.S. Securities Portfolio's policy to limit its portfolio investments to U.S. Treasury bills, notes and bonds and to repurchase agreements collateralized only by such securities. This policy may only be changed upon 30 days' written notice to shareholders and to the National Association of Insurance Commissioners.

These U.S. government securities and repurchase agreements are specifically permitted for investment through mutual funds by California local agencies under California Government Code Sections 53601 and 53635. The California Government Code requires each investment decision made by or on behalf of a California local agency to be made consistently with the directives of the local agency's legislative body and any other statutory or contractual limitations applicable to the moneys being invested. Therefore, any person making such a decision should first consult with expert counsel to assure the decision is being made in compliance with those directives and limitations.

U.S.  Government  Securities.  The Money Portfolio may invest in U.S. government securities that consist of marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government, its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government ("U.S. government securities"). Certain of these obligations, including U.S. Treasury bills, notes, and bonds and securities of the Government National Mortgage Association (popularly called "GNMAs" or "Ginnie Maes") and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the U.S. government but involve sponsorship or guarantees by government agencies or enterprises. These obligations include securities supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank, and securities supported by the credit of the instrumentality, such as Federal National Mortgage Association ("FNMA") bonds.

Bank Obligations. The Money Portfolio may invest in bank obligations or instruments secured by bank obligations. These instruments may include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits and bankers' acceptances issued by banks and savings institutions with assets of at least one billion dollars. Bank obligations may be obligations of U.S. banks, foreign branches of U.S. banks (referred to as "Eurodollar Investments"), U.S. branches of foreign banks (referred to as "Yankee Dollar Investments") and foreign branches of foreign banks ("Foreign Bank Investments"). When investing in a bank obligation issued by a branch, the parent bank must have assets of at least five billion dollars. The Money Portfolio may invest no more than 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations. Investments in obligations of U.S. branches of foreign banks, which are considered domestic banks, may only be made if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. See "What are the Fund's Potential Risks" below for more information regarding these investments.

Time deposits are non-negotiable deposits maintained in a foreign branch of a U.S. or foreign banking institution for a specified period of time at a stated interest rate. The Money Portfolio may not invest more than 10% of its assets in time deposits with maturities in excess of seven calendar days.

Commercial Paper. The Money Portfolio may also invest in commercial paper of domestic or foreign issuers. Commercial paper obligations may include variable amount master demand notes that are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Money Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Money Portfolio may increase the amount provided by the note agreement, or decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is often a large industrial or finance company that also issues commercial paper. Typically, these notes provide that the interest rate is set daily by the borrower; the rate is usually the same or similar to the interest on other commercial paper being issued by the borrower. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that these instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value plus accrued interest at any time. Accordingly, the Money Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. Advisers will consider earning power, cash flow and other liquidity ratios of the issuer. The Money Portfolio has no specific limits on aggregate investments in master demand notes and will invest in notes of only U.S. issuers that are Eligible Securities.

Corporate Obligations. The corporate obligations that the Money Portfolio may buy are fixed, floating and variable rate bonds, debentures or notes that are considered by the Money Portfolio to be Eligible Securities.

Municipal Securities. The Money Portfolio may invest up to 10% of its assets in taxable municipal securities, issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is not exempt from federal income tax, which are considered by the Money Portfolio to be Eligible Securities. Generally, municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Taxable municipal bonds are generally issued to provide funding for privately operated facilities.

Other Investment Policies of the Portfolio

The Money Portfolio may not invest more than 5% of its total assets in the securities of companies (including predecessors) which have been in continuous operation for less than three years, nor invest more than 25% of its total assets in any particular industry. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations. The foregoing limitations do not apply to U.S. government securities and federal agency obligations, or to repurchase agreements fully collateralized by these government securities or obligations, although certain tax diversification requirements apply to investments in repurchase agreements and other securities that are not treated as U.S. government obligations under the Code.

Because the Portfolio limits its investments to high quality securities, the Portfolio, and thus the Fund, will generally earn lower yields than if the Portfolio purchased securities with a lower rating and correspondingly higher expected rate of return.

When-Issued or Delayed Delivery Transactions. The Money Portfolio may also buy and sell securities on a "when-issued" and "delayed delivery" basis. The price is subject to market fluctuation and the value at delivery may be more or less than the purchase price.

Repurchase Agreements. The Portfolio may engage in repurchase transactions in which the Portfolio buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Portfolio in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller might cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. The Portfolio, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks which are deemed creditworthy by Advisers and which are primary dealers of the Federal Reserve Bank of New York. A repurchase agreement is deemed to be a loan by the Portfolio under the 1940 Act. The U.S. government security subject to resale (the collateral) will be held on behalf of the Portfolio by a custodian approved by the Money Market Board of Trustees and will be held pursuant to a written agreement.

The U.S. Securities Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of its total assets would be invested in repurchase agreements, together with any other investments for which market quotations are not readily available.

Loans of Portfolio Securities. Consistent with procedures approved by the Board of Trustees of Money Market and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 25% of the value of the Money Portfolio's total assets and 10% of the value the U.S. Securities Portfolio total assets, valued at the time of the most recent loan. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

Illiquid Investments. The Portfolio may not invest more than 10% of its net assets in securities subject to legal or contractual restrictions on resale, securities that are not readily marketable, or enter into repurchase agreements or master demand notes with more than seven days to maturity. These securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Portfolio has valued them.

Borrowing. As a fundamental policy the Money Portfolio may borrow from banks for temporary or emergency purposes only and pledge its assets for such loans in amounts up to 5% of the Portfolio's total assets. The maximum amount the U.S. Securities Portfolio may borrow is 10% of its total assets. No new investments will be made by the Portfolio while any outstanding loans exceed 5% of its total assets.

Active Trading. Whenever the Portfolio believes market conditions are such that yields could be increased by actively trading the portfolio securities to take advantage of short-term market variations, the Portfolio may do so without restriction or limitation (subject to the tax requirements for qualification as a regulated investment company). Typically, this trading involves additional risks of loss to the extent the securities differ in maturity, credit quality or other aspects, and to the extent of the brokerage, if any, or other transaction costs involved. Brokerage or other commissions are not normally charged on the purchase or sale of money market instruments in which the Portfolio invests.

Credit Union Investors. The U.S. Securities Fund believes that its investment policies make it a permissible investment for federal credit unions, based on the Fund's understanding of the laws and regulations governing credit union regulations as of October 31, 1996. CREDIT UNION INVESTORS ARE ADVISED TO CONSULT THEIR OWN LEGAL ADVISORS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE U.S. SECURITIES FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM. Please see "How does the Fund Invest its Assets? - Credit Union Investment Regulations" in the SAI for details.

Percentage Restrictions. If a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies.

Other Policies and Restrictions. The Fund and the Portfolio have a number of additional investment restrictions that limit their activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's and the Portfolio's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

What Are the Fund's Potential Risks?

Foreign Securities Risk. Any of the Money Portfolio's Eurodollar Investments, Yankee Dollar Investments, Foreign Bank Investments or investments in commercial paper of foreign issuers involve risks that are different from investments in obligations of domestic entities. These risks may include seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions that may affect the payment of principal or interest on securities the Money Portfolio holds. There may also be less publicly available information about foreign banks or foreign issuers of commercial paper.

When-Issued and Delayed Delivery Transactions Risk. These transactions are subject to market fluctuation and the value at delivery may be more or less than the purchase price. In when-issued and delayed delivery transactions, the Money Portfolio relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Portfolio to miss a price or yield considered to be advantageous. Securities bought on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date.

Credit and Market Risk. Credit risk is a function of the ability of an issuer of a security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally, the coupon rate). A change in the credit risk associated with a security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a security caused by changes in general economic and interest rate conditions generally affecting the market as a whole. A security's maturity length also affects its price. Generally, when interest rates rise the value of a security will fall, and vice versa. The short duration of the Eligible Securities in which the Fund invests generally reduces this price fluctuation.

Who Administers the Fund?

The Board. The Board oversees the management of the Trust and elects its officers. The officers are responsible for the Fund's day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Trust and Money Market having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures To Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

Investment Manager and Administrator. Advisers is the investment manager of the Portfolio and other funds with aggregate assets of over $82 billion. Advisers is also the administrator of the Fund. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H.
Johnson, Jr. are the principal shareholders of Resources.

Services Provided by Advisers. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also provides certain administrative services and facilities for the Fund and performs similar services for other funds. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

Management Fees. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the Fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the Fund depends on the Fund's proportionate share of the Portfolio's net assets.

During the fiscal year ended June 30, 1996, the Money Fund's proportionate share of the Money Portfolio's management fees and its administration fees, absent a fee waiver would have been 0.15% and 0.05%, respectively, of the average daily net assets of the Money Fund, with total operating expenses of 0.24%. The U.S. Securities Fund's share of the U.S. Securities Portfolio management fee and its administration fee would have been 0.13% and 0.05%, respectively, of the average daily net assets of the U.S. Securities Fund, with total operating expenses of 0.26%. Advisers has agreed in advance, however, to waive or limit its fees and pay other expenses of the Fund in order to keep total expenses to a maximum of 0.20% until at least June 30, 1997. This arrangement may be terminated at any time after June 30, 1997, upon notice to the Board. Portfolio Transactions. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares when selecting a broker or dealer. Please see "How does the Portfolio Buy Securities for its Portfolio?" in the SAI for more information.

The Fund's Rule 12b-1 Plan

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for activities primarily intended to sell shares of the Fund. Covered expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.

Payments by the Fund under the plan may not exceed 0.15% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. There have been no payments made under the plan since its inception. For more information, please see "The Fund's Underwriter" in the SAI.

How does the Fund Measure Performance?

From time to time, the Fund advertises its performance. The more commonly used measures of performance are current and effective yield.

Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield.

The Fund's investment results will vary. Performance figures are always based on past performance and do not indicate future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

How is the Trust Organized?

The Fund is a no-load, diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985 and is registered with the SEC under the 1940 Act. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. In the future, additional series may be offered.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.

How Taxation Affects You and the Fund

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

Since the Fund seeks to maintain a constant $1.00 per share price for both purchases and redemptions, you are not expected to realize a capital gain or loss upon redemption or exchange of Fund shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than qualifying dividend income, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes.

The Fund may be used for the investment of surplus funds of municipalities, including funds which are subject to the arbitrage rebate requirements of
Section 148 of the Code. Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state, territory or political subdivision thereof. To the extent that investments in the Fund are made in connection with such functions, states and their political subdivisions will not be liable to federal taxation on income or gains derived from an investment in the Fund. The Fund does not meet currently defined exceptions to the arbitrage rebate requirements and a portion or all of the earnings distributed by the Fund may need to be paid over to the U.S. Treasury as rebatable arbitrage earnings in accordance with the provisions of the Code.

You should consult your tax advisor with respect to the applicability of state and local intangible property or income taxes to your Fund shares and distributions and redemption proceeds you receive from the Fund.

If you are not considered a U.S. person for federal income tax purposes you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.

ABOUT YOUR ACCOUNT

How do I Buy Shares?

Opening Your Account

You may buy shares of the Fund without a sales charge. The Fund is available for investment by institutional accounts, such as corporations, banks, savings and loan associations, trust companies, and other institutional entities, for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity. The U.S. Securities Fund is also designed for government authorities and agencies. Shares of the Fund may not be purchased by individuals, with the exception of those individuals who owned shares of the U.S. Securities Fund as of August 1, 1991, in which case they can continue to invest in that Fund.

                                           MINIMUM INVESTMENTS*

To Open Your Account                       $100,000

To Add to Your Account                     No minimum

*we reduce the minimum to $1,000 for states, counties, cities, and their instrumentalities, departments, agencies and authorities. We may also refuse any order to buy shares.

Method                                       Steps to Follow

By Wire

See "Holiday Schedule" under "Transactions Procedures and Special Requirements"

                    1.   Call us at  1-800/321-8563  or  1-415/312-3600 by 11:15
                         a.m. Pacific time for the Money Fund and by 1:30 p.m. Pacific time for the U.S. Securities Fund, except on holidays or the day before or the day after a holiday, to receive that day's credit and be eligible to receive that day's dividend. You will receive a wire control number. A new number is needed every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the sending bank and it will not be credited to your account. If we do not receive your call by the above deadlines, you will not be given credit until the following business day and you will be eligible to receive the dividend on that day.

                    2. Wire the funds to Bank of America, ABA routing number 121000358, for credit to Money Market Portfolio or
                         Franklin U.S. Government Securities Money Market Portfolio, A/C 1493304779. Your name and wire control number must be included. Wire orders called in by the above deadlines and received by the close of the Federal Reserve Wire System (3:00 p.m. Pacific time currently) will receive that day's credit. Wires received after 3:00 p.m. Pacific time will receive credit the following business day.

                    3. For initial investments, you must also complete and sign a shareholder account application and return it to the Fund.

                    *If  your  order is for more than  $50,000,  you must  first
                         file   with   the  Fund  an   Institutional   Telephone
                         Privileges Agreement. Method Steps to Follow

By   Mail           1. Complete and sign a shareholder account application.

                    2. Return the application to the Fund with your check, Federal Reserve draft or negotiable bank draft made payable to the Fund. Instruments drawn on other investment companies may not be accepted.

Through Your Dealer Call your investment representative

The investment authority of certain institutional investors may be restricted by law. If you are such an investor, you should consult with expert counsel to determine whether and to what extent shares of the Fund would be legal investments for you. If you are a municipal investor, you should also consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rate calculations if you are considering investing proceeds of bond offerings.

May I Exchange Shares for Shares of Another Fund?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange").

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

Method           Steps to Follow

By Mail Send us written instructions signed by all account owners of record

By Phone         Call our Institutional Services Department at 1-800/321/8563

By Phone *If you wish to exchange shares in excess of $50,000 please be sure a completed Institutional Telephone Privilege Agreement is on file with the Fund.

Through          Call your investment representative
Your Dealer

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

Will Sales Charges Apply to My Exchange?

You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors are allowed to purchase all Franklin Templeton Funds at Net Asset Value. These include government entities, employee benefit plans, trust companies and bank trust departments.

How We Process Your Exchange

o If you are exchanging from the Fund to another series of the Trust, the exchange will be processed the day your request is received prior to 11:15 a.m. Pacific time for the Money Fund and 1:30 p.m. Pacific time for the U.S. Securities Fund, except on holidays or the day before or the day after a holiday, with payment for the shares bought processed on the following business day.

See  also  "Holiday  Schedule"  under   "Transactions   Procedures  and  Special
Requirements."

o If you are exchanging from the Fund into another Franklin Templeton Fund within the same class, the exchange will be processed at the respective Net Asset Value or Offering Price of the funds involved on the day your request is received prior to the above deadlines. If your request is received after the deadlines you will get the next day's price.

o If you are exchanging into the Fund from another Franklin Templeton Fund within the same class, the transaction will be processed as a liquidation from the other fund on the day the exchange is received in proper form prior to the time of valuation for that fund (as noted in that fund's prospectus) and shares of the Fund will be bought on the following business day when the money for purchase is available and your request is considered to be in proper form.

Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:

o You may only exchange shares within the same class

o The accounts must be identically registered. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

How do I Sell Shares?

You may sell (redeem) your shares at any time.

Method                              Steps to Follow

By Wire

See "Holiday Schedule" under "Transactions Procedures and Special Requirements"

                    1. Call your redemption request to our Institutional Services Department at 1-800/321-8563 as early as possible but before 11:15 a.m Pacific time for the Money Fund and 1:30 p.m. Pacific time for the U.S. Securities Fund, except on holidays or the day before or the day after a holiday, if you want the money wired the same business day. If we receive your order after the above deadlines, the funds will generally be wired on the following business day.

Method                              Steps to Follow

By Wire             2.  If you anticipate  requiring funds in excess of $5
                        million you should notify the Fund the day before.

                    o You may redeem shares up to $50,000. If you wish to redeem in excess of $50,000 you need to have on file an Institutional Telephone Privileges Agreement.

                    o You cannot use redemption orders to send funds to another person or to an account which you have not previously designated in writing.

By   Mail           1.   Send us  written  instructions  signed  by all  account
                         owners or previously designated signers

                    2.   Provide a signature guarantee if required

                    3. Corporate, partnership and trust accounts may need to send additional documents.

Accounts under court jurisdiction may have additional requirements.

Through Your Dealer                 Call your investment representative

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Contingent Deferred Sales Charge

The Fund does not impose a Contingent Deferred Sales Charge. If, however, you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund, the Fund will impose the charge as described below.

Certain Franklin Templeton Funds impose a Contingent Deferred Sales Charge if you sell all or a part of an investment of $1 million or more within the Contingency Period. The Contingency Period is tolled (or stopped) during the time the shares are held in the Fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem shares not subject to the charge in the following order:

1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3) Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated dollar amount, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated number of shares, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

What Distributions Might I Receive From the Fund?

The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day we receive your money or settlement of a wire order trade, as noted in "How Do I Buy Shares?" and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. The Fund does not pay "interest" or guarantee any amount of dividends or return on an investment in its shares.

Dividend Options

Dividends are declared daily and reinvested monthly in the form of additional shares of the Fund at the Net Asset Value per share at the close of business on the last business day of the month.

If you complete the "Special Payment Instructions for Dividends" section of the shareholder application, you may direct your dividends to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

You may also choose to receive dividends in cash. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

Transaction Procedures and Special Requirements

How and When Shares Are Priced

The Fund is open for business and its Net Asset Value is calculated every day that both the San Francisco Fed and the Exchange are open for trading.

We determine the Net Asset Value per share at 12:30 p.m. Pacific time for the Money Fund and 3.00 p.m. for the U.S. Securities Fund. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

The Price We Use When You Buy or Sell Shares

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.

Holiday Schedule

The deadline to call in your request to buy, exchange or redeem shares for the Money Fund is 11:15 a.m. Pacific time and 1:30 p.m. Pacific time for the U.S. Securities Fund, except on holidays or the day before or the day after a holiday.

The following holiday closings have been scheduled for 1997: New Year's Day, Dr. Martin Luther King, Jr. Day , Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Funds expect the same holiday schedule to be observed in the future, the San Francisco Fed or the Exchange may modify its holiday schedule at any time. On any day before or following an Exchange or San Francisco Fed holiday, or on any day in which the Public Securities Association recommends an early closing, the Fund reserves the right to advance the time on that day by which notice of wire order purchase and wire order redemption orders must be received in order to receive same day credit or redemption. You are urged to place your order as early in the day as possible on a day before or following a holiday. If securities in the Fund's portfolio are traded in other markets on days the San Francisco Fed or the Exchange is closed, the Fund's Net Asset Value may be affected at a time when you do not have access to the Fund to buy or redeem shares. Other Franklin Templeton Funds may follow different holiday closing schedules.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check or wired funds. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all account owners of record or previously designated signers, with a signature guarantee if necessary.

Many of the Fund's investments, through the Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the San Francisco Fed and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds. Written Instructions

Written instructions must be signed by all account owners of record or previously designated signers. To avoid any delay in processing your transaction, they should include:

o Your name as shown on the account,

o The Fund's name,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. You should verify that the institution is an eligible guarantor prior to signing. A notarized signature is not sufficient.

Confirmations

PLEASE NOTE THAT WE WILL CREDIT YOUR SHARES TO YOUR FUND ACCOUNT. WE DO NOT ISSUE SHARE CERTIFICATES. YOU MAY RELY ON THE CONFIRMATION STATEMENTS IN LIEU OF CERTIFICATES.

Telephone Transactions

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call our Institutional Services Department at 1-800/321-8563.

We may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal, corporate or other identifying information, and will also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

Account Registrations and Required Documents

When you open an account, you need to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

Joint Ownership. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, you will not be able to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

Gifts and Transfers to Minors. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

Trusts. If you register your account as a trust, you should have a valid written trust document to avoid future disputes or possible court action over who owns the account.

Required Documents. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

Type of Account          Documents Required

Corporation              Corporate Resolution

Partnership              1. The pages  from the  partnership  agreement  that
                         identify  the general partners, or

                         2. A certification for a partnership agreement

Trust 1. The pages from the trust document that identify the trustees, or

                         2. A certification for trust

Street or Nominee Accounts. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we will not process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

Electronic Instructions. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We can accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.

Tax Identification Number

For tax reasons, we must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

We may close your account if the value of your shares is less than $20,000 ($500 for states, counties, cities and their instrumentalities, departments, agencies and authorities). We will only do this if the value of your account fell below the above minimums because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the above minimums.

Services to Help You Manage Your Account

Automatic Investment Plan

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please contact our Institutional Services Department. You may discontinue the program at any time by notifying us by mail or phone.

Automatic Payroll Deduction

You may have money transferred from your paycheck to the Fund to buy additional shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

Rights of Accumulation

You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

Electronic Fund Transfers

You may choose to have distributions from the Fund sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TeleFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o obtain yield information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o request duplicate statements.

You will need the Fund's code number to use TeleFACTS. The Money Fund's code is 140 and the U.S. Securities Fund's code is 142.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call us if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

Telephone Transactions

All requirements for telephone transactions cover the ones transmitted by facsimile or computer. Please refer to the sections of this prospectus that discuss the transactions you would like to make or call our Institutional Services Department at 1-800/321-8563.

Availability of These Services

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you.
Please contact your investment representative.

What If I Have Questions About My Account?

If you have any questions about your account, you may call our Institutional Services Department at 1-800/321-8563, Monday through Friday, from 6:00 a.m to 5:00 p.m. Pacific time.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

Board - The Board of Trustees of the Trust

Class I and Class II - Certain funds in the Franklin Templeton Funds offer two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Eligible Securities - Investments are limited to U.S. dollar denominated instruments that:

o The Board of Trustees of Money Market determines present minimal credit risks.

o Are rated in one of the two highest rating categories by nationally recognized statistical rating organizations, or that are unrated but of comparable quality.

o Have remaining maturities of 397 calendar days or less.

Exchange - New York Stock Exchange

Franklin Funds - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin
Government Securities Trust

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

San Francisco Fed - Federal Reserve Bank of San Francisco

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TeleFACTS(R) - Franklin Templeton's automated customer servicing system

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.




Institutional
Fiduciary Trust

Prospectus
November 1, 1996

Franklin Institutional Adjustable
U.S. Government Securities Fund

Franklin Institutional Adjustable
Rate Securities Fund

777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777
1-800/321-8563

This prospectus describes the Franklin Institutional Adjustable U.S. Government Securities Fund (the "Adjustable U.S. Government Fund") and the Franklin Institutional Adjustable Rate Securities Fund (the "Adjustable Rate Securities Fund"), each a series of Institutional Fiduciary Trust (the "Trust"). References to the "Fund" in this prospectus refer to each fund individually, unless the context indicates otherwise. This prospectus contains information you should know before investing in the Fund. Please keep it for future reference.

The Funds' SAI, dated November 1, 1996, as may be amended from time to time, includes more information about each Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/321-8563 or write the Fund at the address shown.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of the Fund involve investment risks, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Unlike most funds that invest directly in securities, the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund seek to achieve their investment objective by investing all of their assets in shares of the U.S. Government Adjustable Rate Mortgage Portfolio (the "Mortgage Portfolio") and the Adjustable Rate Securities Portfolio (the "Securities Portfolio"), respectively, each a series of the Adjustable Rate Securities Portfolios. The investment objective of each Fund is the same as the investment objective of the Portfolio in which it invests. References to the "Portfolio" in this prospectus refer to each Portfolio individually, unless the context indicates otherwise.

This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from the Fund at the address shown.

The Funds are designed for institutional investors that are prohibited by law, regulation, charter or stated policy from investing in a fund with a distribution plan or "Rule 12b-1 Plan" under the 1940 Act. Institutional investors include corporations, banks, thrifts, credit unions, government authorities and agencies, and trust companies investing their own capital and monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity.

TABLE OF CONTENTS

About the Fund

Expense Summary                                   4

Financial Highlights                              5

How does the Fund Invest its Assets?              6

What are the Fund's Potential Risks?             16

Who Administers the Fund?                        18

How does the Fund
 Measure Performance?                            20

How is the Trust Organized?                      20

How Taxation Affects
 You and the Fund                                20

About Your Account

How Do I Buy Shares?                             21

May I Exchange Shares
 for Shares of Another Fund?                     22

How Do I Sell Shares?                            24

What Distributions Might I
 Receive from the Fund?                          25

Transaction Procedures and
 Special Requirements                            25

Services to Help You
 Manage Your Account                             27

Glossary

Useful Terms and Definitions                     28

When reading this prospectus, you will see certain terms that are capitalized. This means the term is explained in our glossary section.

ABOUT THE FUND

Expense Summary
This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1996. The Portfolio's expenses are based on its expenses for the eight months ended June 30, 1996, and are annualized. Your actual expenses may vary.

                                                                                   Adjustable U.S.      Adjustable Rate
                                                                                   Government Fund      Securities Fund
 A.  Shareholder Transaction Expenses+

     Exchange Fee (per transaction)                                                   $5.00*                $5.00*
 B.  Annual Fund Operating Expenses (as a percentage of average net assets)

     Management and Administration Fees                                               0.46%**              0.45%**
     Other Expenses of the Fund and the Portfolio                                     0.09%                0.16%

     Total Fund Operating Expenses                                                    0.55%**              0.61%**

 C.  Example

      Assume the Fund's annual return is 5% and its operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

                                               1 year      3 years     5 years     10 years

      Adjustable U.S. Government Fund          $6          $18         $31          $69

      Adjustable Rate Securities Fund          $6          $20         $34          $76


This is just an example. It does not represent past or future expenses or returns. Actual expenses and returns may be more or less than those shown. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

**The management fees of the Mortgage Portfolio and administration fees of the Adjustable U.S. Government Fund were 0.41% and 0.05%, respectively. The management fees of the Securities Portfolio and administration fees of the Adjustable Rate Securities Fund were 0.40% and 0.05%, respectively. Advisers has agreed in advance, however, to limit its management and administration fees and make certain payments to reduce the Fund's and Portfolio's expenses so their total operating expenses are not more than if the Fund were to invest directly in the securities held by the Portfolio. With this reduction, management and administration fees of the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund were 0.29% and 0.20%, respectively. Total operating expenses of the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund were 0.38% and 0.36%, respectively.

The Board considered whether the total fees and expenses of the Fund and the Portfolio would be more or less than if the Fund invested directly in the types of securities held by the Portfolio. By investing all of its assets in shares of the Portfolio, the Fund and other investment companies and institutional investors are able to pool their assets. This may result in a variety of operating economies. Accordingly, the Board concluded that the total expenses of the Fund and the Portfolio were expected to be lower than if the Fund invested directly in various types of securities. Of course, there is no guarantee that asset growth and lower expenses will be achieved. Advisers, however, has agreed in advance to limit expenses so that they will not be higher than if the Fund invested directly in the types of securities held by the Portfolio. For more information on the fees and expenses of the Fund and the Portfolio, please see "Who Administers the Fund?"

Financial Highlights

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call 1-800/321-8563.

Adjustable U.S. Government Fund

---------------------------------------------------------------------------------------------------------------------------
Year Ended June 30                                                  1996      1995      1994       1993       19921
Per Share Operating Performance

Net asset value at beginning of year                                $9.25     $9.40     $9.86      $9.99     $10.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.600     0.551     0.360      0.480      0.373

Net realized & unrealized gain (loss) on securities                 0.028     (0.155)   (0.467)    0.130)    (0.010)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    0.628     0.396     (0.107)    0.350      0.363

Distributions from net investment income                            (0.598)   (0.546)   (0.353)    0.480)    (0.373)

Net asset value at end of year                                      $9.28     $9.25     $9.40      $9.86      $9.99

Total Return*                                                       6.98%     4.41%     (1.11)%    4.01%      3.70%

Ratios/Supplemental Data

Net assets at end of year (in 000's)                                $9,448    $25,020   $51,738   $861,311    $1,265,392

Ratio of expenses to average net assets**                           0.38%     0.23%     0.07%     0.35%       0.35%+

Ratio of net investment income to average net assets                5.90%     5.81%     3.49%     4.89%       6.24%+

Portfolio turnover rate                                             102.66%   14.86%    29.47%    66.55%      62.79%



Adjustable Rate Securities Fund

---------------------------------------------------------------------------------------------------------------------------
Year Ended June 30                                                  1996      1995      1994       1993       19922
Per Share Operating Performance
Net asset value at beginning of year                                $9.78     $9.77     $10.04     $10.04     $10.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.600     0.589     0.437      0.559      0.239

Net realized & unrealized gain (loss) on securities                 0.011     0.010     (0.270)     --        0.040
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    0.611     0.599     0.167      0.559      0.279
---------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                           (0.601)    (0.589)   (0.437)    (0.559)    (0.239)

Net asset value at end of year                                     $9.79      $9.78     $9.77      $10.04     $10.04

Total Return*                                                       6.41%     6.35%     1.65%      5.72%      2.82%

Ratios/Supplemental Data

Net assets at end of year (in 000's)                               $4,453     $8,596    $31,198    $44,734      --

Ratio of expenses to average net assets**                          0.36%      0.31%     0.25%         --        --

Ratio of net investment income to  average net assets              6.16%      5.84%     4.32%      5.56%      7.13%+

Portfolio turnover rate                                            45.98%     12.44%    197.22%    74.77%       --


1For the period November 1, 1991 (effective date of registration) to June 30, 1992.

2For the period January 3, 1992 (effective date of registration) to June
30, 1992.

+Annualized.

*Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains, if any, at Net Asset Value.

**Includes the Fund's share of the Portfolio's allocated expenses. During the periods indicated below, Advisers agreed in advance to waive a portion of its management fees and made payments of other expenses of the Portfolio. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:
                                       Ratio of expense
                                       to average net assets
--------------------------------------------------------------------------------
Adjustable U.S. Government Fund
1996                                           0.55%
1995                                           0.54
1994                                           0.45
1993                                           0.46
19921                                          0.49+





                                        Ratio of expense
                                        to average net assets

Adjustable Rate Securities Fund
1996                                           0.61%
1995                                           0.59
1994                                           0.50
1993                                           0.60
19922                                          0.69+

How does the Fund Invest its Assets?

The Fund's Investment Objective

The investment objective of each Fund is to seek a high level of current income, consistent with lower volatility of principal. The Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund seek to achieve their objective by investing all of their assets in the Mortgage Portfolio and Securities Portfolio, respectively. The investment objective of each Fund is the same as the investment objective of the Portfolio in which it invests. The investment polices of each Fund are also substantially similar to its respective Portfolio's except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund. Any additional exceptions are noted below.

The Fund acquires shares of the Portfolio at Net Asset Value. An investment in the Fund is an indirect investment in its respective Portfolio. The investment objective of each Fund and each Portfolio is fundamental and may not be changed without shareholder approval. Of course, there is no assurance that the objective will be achieved.

The Fund's Master/Feeder Fund Structure

An investment in the Fund may be subject to certain risks due to the Fund's structure. These risks include the potential that if other future shareholders in the Portfolio sell their shares, the Fund's expenses may increase or the economies of scale that have been achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control over the operation of the Portfolio. Furthermore, if shareholders of the Fund do not approve a proposed future change in the Fund's objective or fundamental policies, which has been approved for the Portfolio, the Fund may be forced to withdraw its investment from the Portfolio and seek another investment company with the same objective and policies.

If the Board considers it is in the best interest of the Fund, the Fund may withdraw its investment in the Portfolio at any time. In that event, the Board would consider what action to take, including the investment of all of the assets of the Fund in another pooled investment entity with the same investment objective and substantially similar policies as the Fund or the hiring of an investment advisor to manage the Fund's investments. Either circumstance may cause an increase in Fund expenses.

The Fund's structure is a relatively new format that often results in certain operational and other complexities. The Franklin organization was one of the first mutual fund complexes in the country to implement this structure, and the Board does not believe the additional complexities outweigh the potential benefits to be gained by shareholders.

Whenever the Fund, as an investor in the Portfolio, is asked to vote on a matter relating to the Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders have voted.

The Franklin Funds have one other fund that invests in the Mortgage Portfolio and one other fund that invests in the Securities Portfolio. In the future, other funds may be created that may likewise invest in the Portfolio or existing funds may be restructured so that they may invest in the Portfolio. If requested, we will forward additional information to you about other funds through which you may invest in the Portfolio. If you would like to receive this information, please call 1-800/321-8563.

The Portfolios are diversified series of the Adjustable Rate Securities Portfolios, an open-end management investment company. The Adjustable Rate Securities Portfolios was organized as a Delaware business trust on February 15, 1991, and is registered with the SEC under the 1940 Act. The Adjustable Rate Securities Portfolios currently issues shares in two separate series. In the future, additional series may be added by the Board of Trustees of the Adjustable Rate Securities Portfolios.

For information on the Fund's administrator and its expenses, please see "Who Administers the Fund?"

The Advantages of Investing in the Fund

The Adjustable U.S. Government Fund enables you to invest easily in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities without paying a sales charge or Rule 12b-1 fees. Similarly, the Adjustable Rate Securities Fund enables you to invest easily in adjustable rate securities rated in the top two rating categories by nationally recognized statistical rating agencies or issued or guaranteed by the U.S. government, its agencies or instrumentalities without paying a sales charge or Rule 12b-1 fees. Any guarantee will extend to the payment of interest and principal due on the securities and will not provide any protection from fluctuations in the market value of the securities. The Funds believe that by investing in their respective Portfolio, which in turn invests primarily in securities that provide for variable interest rates, they will achieve a more consistent and less volatile Net Asset Value than is characteristic of mutual funds that invest primarily in similar securities paying a fixed interest rate. Principal payments received on a Portfolio's mortgage securities will be reinvested by the Portfolio in other securities. These securities may have a higher or lower yield than the mortgage securities already held by the Portfolio, depending on market conditions.

An investment in the Fund also provides liquidity since you may redeem shares of the Fund at any time at the current Net Asset Value. Please see "How Do I Sell Shares?"

An investment in the Adjustable U.S. Government Fund may be a permissible investment for national banks, federal credit unions, federally chartered savings and loan associations, and some state savings and loan associations. IF YOU ARE AN INVESTOR WHOSE INVESTMENT AUTHORITY IS RESTRICTED BY APPLICABLE LAW OR REGULATION YOU SHOULD CONSULT YOUR LEGAL ADVISOR TO DETERMINE WHETHER AND TO WHAT EXTENT SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR YOU. If you are a municipal investor considering investment of proceeds of bond offerings into the Fund, you should consult with expert counsel to determine the effect, if any, of various payments made by the Fund, Advisers or Distributors on arbitrage rebate calculations.

Types of Securities in which the Portfolio May Invest

The Mortgage Portfolio may invest at least 65% of its total assets in adjustable rate mortgage securities ("ARMS") or other securities collateralized by or representing an interest in mortgages and that have interest rates that reset at periodic intervals. The Mortgage Portfolio will only invest in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Securities Portfolio may invest at least 65% of its total assets in adjustable rate securities collateralized by or representing an interest in mortgages, including ARMS, issued or guaranteed by private institutions or by the U.S. government, its agencies or instrumentalities, and other adjustable rate asset-backed securities (collectively, "ARS"), which have interest rates that reset at periodic intervals. The Securities Portfolio will only invest in securities rated at least AA by Standard & Poor's Corporation ("S&P") or Aa by Moody's Investors Service ("Moody's"), two nationally recognized statistical rating agencies. The Securities Portfolio may also invest in unrated securities if Advisers determines that they are of comparable quality to the ratings above. The Portfolio may invest in ARMS issued by private institutions, such as commercial banks, savings and loan institutions, insurance companies, private mortgage insurance companies, mortgage bankers, mortgage conduits of investment banks, finance companies, real estate companies, private corporations and others, as long as they are consistent with the Portfolio's investment objective. Privately issued mortgage securities are generally structured with one or more types of credit enhancement.

Each Portfolio may also invest up to 35% of its total assets in (a) notes, bonds and discount notes of the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and Small Business Administration, (b) obligations of or guaranteed by the full faith and credit of the U.S. government and repurchase agreements collateralized by such obligations, (c) time and savings deposits (including certificates of deposit) in commercial or savings banks or in institutions whose accounts are insured by the FDIC, and (d) with respect to the Securities Portfolio, asset-backed and mortgage-backed securities issued by private and government entities. These securities may either be fixed rate or adjustable rate securities. Each Portfolio's investments in time deposits will not exceed 10% of its total assets.

For temporary defensive purposes, each Portfolio may invest up to 100% of its assets in U.S. government securities, certificates of deposit of banks having total assets in excess of $5 billion, and repurchase agreements.

Mortgage Securities - General Characteristics. A mortgage security is an interest in a pool of mortgage loans. The primary issuers or guarantors of mortgage securities are GNMA, FNMA, and FHLMC. GNMA creates mortgage securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks, and savings and loan associations. FNMA and FHLMC issue mortgage securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. The principal and interest on GNMA securities are guaranteed by GNMA and the guarantee is backed by the full faith and credit of the U.S. government. Mortgage securities of FNMA and FHLMC are not backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and the ultimate collection of principal. Securities issued by FNMA are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by FHLMC are supported only by the credit of the agency. There is no guarantee that the government will support government agency securities and, accordingly, they may involve a risk of non-payment of principal and interest. Nonetheless, because FNMA and FHLMC are instrumentalities of the U.S. government, securities issued by them are generally considered to be high quality investments having minimal credit risks. The yields on these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk. (See "What are the Fund's Potential Risks?")

The Securities Portfolio may invest in private mortgage securities. Private issuers of mortgage securities may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage securities. Pools of conventional residential mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance companies or the mortgage poolers. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage security meets the Portfolio's quality standards. The Portfolio may buy mortgage securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, Advisers determines that the securities meet the Portfolio's quality standards.

Most mortgage securities are pass-through securities. This means that they provide investors with payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage securities nor do they extend to the value of the Portfolio's or the Fund's shares.

Adjustable Rate Mortgage Securities. ARMS, like traditional mortgage securities, are an interest in a pool of mortgage loans. The interest rates on the mortgages underlying ARMS are reset periodically. As the interest rates are reset, the yields of the securities will gradually align themselves to reflect changes in market rates so that their market value will remain relatively stable compared to fixed rate securities. As a result, the Net Asset Value of the Portfolio should fluctuate less significantly than if the Portfolio invested in more traditional long-term, fixed rate securities. During periods of extreme fluctuation in interest rates, however, the Portfolio's and thus the Fund's Net Asset Value will fluctuate.

Because the interest rates on the mortgages underlying ARMS are reset periodically, the Portfolio may participate in increases in interest rates, resulting in both higher current yields and lower price fluctuations. This differs from fixed rate mortgages, which generally decline in value during periods of rising interest rates. The Portfolio, however, will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage security. Since most mortgage securities held by the Portfolio will generally have annual reset limits or caps of 100 to 200 basis points, short-term fluctuations in interest rates above these levels could cause these mortgage securities to "cap out" and behave more like long-term, fixed rate debt securities. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Portfolio generally will be able to reinvest these amounts in securities with a higher current rate of return.

Please keep in mind that during periods of rising interest rates, changes in the interest rates on mortgages underlying ARMS lag behind changes in the market rate. This may result in a lower Net Asset Value until the interest rate resets to market rates. Thus, you could suffer some principal loss if you sell your shares of the Fund before the interest rates on the underlying mortgages in the Portfolio reset to market rates. A portion of the ARMS in which the Securities Portfolio may invest may not reset for up to five years.

During periods of declining interest rates, the interest rates may reset downward, resulting in lower yields to the Portfolio. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed rate securities. As with other mortgage backed securities, declining interest rates may result in accelerated prepayment of mortgages and the proceeds from the prepayments may then have to be reinvested at the lower prevailing interest rates.

The rate of amortization of principal, as well as interest payments, for certain types of ARMS change in accordance with movements in a pre-specified, published interest rate index. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Mortgage loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed rate mortgages. As new types of mortgage securities are developed and offered to investors, the Portfolio may invest in them if they are consistent with the Portfolio's objective, policies and quality standards.

Adjustable Rate Securities. The Securities Portfolio will invest primarily in ARS. ARS are debt securities with interest rates that are adjusted periodically pursuant to a pre-set formula and interval. The interest paid on ARS and, therefore, the current income earned by the Portfolio by investing in ARS, will be a function primarily of the indices on which adjustments are based and the applicable spread relating to the ARS. (Please see "Resets.")

The interest rates on ARS are generally readjusted periodically to an increment over the chosen interest rate index. These readjustments occur at intervals ranging from one to sixty months. The degree of volatility in the market value of the securities held by the Portfolio and of the Net Asset Value of the Portfolio's and thus the Fund's shares will be a function primarily of the length of the adjustment period and the degree of volatility in the applicable indices. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year and over the life of the securities. These maximum increases and decreases are typically referred to as "caps" and "floors," respectively. The Portfolio does not seek to maintain an overall average cap or floor, although Advisers will consider caps or floors in selecting ARS for the Portfolio.

While the Portfolio does not attempt to maintain a stable Net Asset Value per share, during periods when short-term interest rates move within the caps and floors of the securities held by the Portfolio the fluctuation in market value of the ARS held by the Portfolio is expected to be relatively limited, since the interest rate on the ARS will generally adjust to market rates within a short period of time. In periods of substantial short-term volatility in interest rates, the value of the Portfolio's holdings may fluctuate more substantially since the caps and floors of its ARS may not permit the interest rate to adjust to the full extent of the movements in the interest rates during any one adjustment period. In the event of dramatic increases in interest rates, the lifetime caps on the ARS may prevent the securities from adjusting to prevailing rates over the term of the loan. In this case, the market value of the ARS may be substantially reduced with a corresponding decline in the Portfolio's and thus the Fund's Net Asset Value.

Collateralized Mortgage Obligations ("CMO(s)"), Real Estate Mortgage Investment Conduits ("REMICs") and Multi-Class Pass-Throughs. Each Portfolio may invest in CMOs and REMICs issued and guaranteed by U.S. government agencies or instrumentalities. The Securities Portfolio may also invest in CMOs and REMICs issued by certain financial institutions and other mortgage lenders and in multi-class pass-through securities. The Mortgage Portfolio will not invest in privately issued CMOs and REMICs except to the extent that it invests in the securities of entities that are instrumentalities of the U.S. government.

CMOs and REMICs are debt instruments issued by special purpose entities that are secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provides the funds to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below may also apply to REMICs and multi-class pass-through securities.

A CMO is a mortgage-backed security that separates mortgage pools into short-, medium- and long-term components. Each component pays a fixed rate of interest at regular intervals. These components enable an investor, such as the Portfolio, to more accurately predict the pace at which principal is returned. The Mortgage Portfolio may buy CMOs that are:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

(2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

(3) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

CMOs are issued in multiple classes. Each class, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semiannual basis. The principal and interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR"). These adjustable rate tranches, known as "floating rate CMOs," will be treated as ARMS by the Portfolio. Floating rate CMOs may be backed by fixed or adjustable rate mortgages. To date, fixed rate mortgages have been more commonly used for this purpose. Floating rate CMOs are typically issued with lifetime "caps" on the coupon rate. These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is higher since they are not guaranteed by the U.S. government. The trustees of the Adjustable Rate Securities Portfolios believe that the risk of loss to the Securities Portfolio relating to its investments in privately issued CMOs is justified by the higher yield the Portfolio will earn in light of the historic loss experience on these instruments. The Securities Portfolio will not invest in subordinated privately issued CMOs.

REMICs, which are authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the underlying mortgages include those backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities, or issued by private entities and that are not guaranteed by any government agency.

Advisers currently intends to limit the Securities Portfolio's investment in fixed rate CMOs and REMICS to planned amortization classes ("PACs") and sequential pay classes. A PAC is retired according to a payment schedule in order to have a stable average life and yield even if expected prepayment rates change. Within a specified broad range of prepayment possibilities, the retirement of all classes is adjusted so that the PAC bond amortization schedule will be met. Thus, PAC bonds offer more predictable amortization schedules at the expense of less predictable cash flows for the other bonds in the structure. Within a given structure, the Portfolio currently intends to buy the PAC bond with the shortest remaining average life. A sequential pay CMO is structured so that only one class of bonds will receive principal until it is paid off completely. Then the next sequential pay CMO class will begin receiving principal until it is paid off. The Securities Portfolio currently intends to buy sequential pay CMO securities in the class with the shortest remaining average life.

To the extent any privately issued CMOs and REMICs in which the Securities Portfolio invests are considered by the SEC to be investment companies, the Portfolio will limit its investments in those securities in a manner consistent with the 1940 Act.

Resets. The interest rates paid on ARMS, ARS and CMOs generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index, although some securities in which the Securities Portfolio may invest may have intervals as long as five years. There are three main categories of indices: those based on LIBOR; those based on U.S. Treasury securities; and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indices include the one-, three- and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three-, six-month or one-year LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds, tend to lag behind changes in market interest rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages that collateralize ARMS and CMOs will frequently have caps and floors that limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

Stripped Mortgage Securities. The Securities Portfolio may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. The stripped mortgage securities in which the Portfolio may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Portfolio invests.

Stripped mortgage securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security has one class that receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class receives all of the interest (the interest-only or "IO" class), while the other class receives all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class held by the Portfolio. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.

Stripped mortgage securities are purchased and sold by institutional investors, such as the Securities Portfolio, through several investment banking firms acting as brokers or dealers. As these securities were only recently developed, traditional trading markets have not yet been established for all stripped mortgage securities. Accordingly, some of these securities may be illiquid. The staff of the SEC has indicated that only government-issued IO or PO securities that are backed by fixed rate mortgages may be deemed to be liquid, if procedures with respect to determining liquidity are established by a fund's board. The Board of Trustees of the Adjustable Rate Securities Portfolios may, in the future, adopt procedures that would permit the Securities Portfolio to buy, hold, and treat as liquid government-issued IO and PO securities. At the present time, however, all such securities will continue to be treated as illiquid and will, together with any other illiquid investments, not exceed 10% of the Securities Portfolio's net assets. This position may be changed in the future, without notice to shareholders, in response to the staff's continued reassessment of this matter, as well as to changing market conditions.

Floaters. Up to 5% of the Securities Portfolio's assets may be invested in inverse floaters and super floaters. Please see the SAI for more information about these investments.

Asset-Backed Securities. The Securities Portfolio may invest in asset-backed securities, including adjustable rate asset-backed securities that have interest rates that reset at periodic intervals. Asset-backed securities are similar to mortgage-backed securities. The underlying assets, however, may include receivables on home equity and credit card loans, and automobile, mobile home and recreational vehicle loans and leases. Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or a pay-through structure (similar to a CMO structure). There may be other types of asset-backed securities that are developed in the future in which the Securities Portfolio may invest. In general, collateral supporting asset-backed securities has shorter maturities than mortgage loans and historically has been less likely to experience substantial prepayment.

Derivatives. Some of the types of investments discussed in this prospectus may be considered "derivatives." Derivatives are broadly defined as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset. To the extent indicated, each Portfolio may invest in CMOs, REMICs, and uncovered mortgage dollar rolls, and the Securities Portfolio may also invest in multi-class pass-throughs, stripped mortgage securities, other asset-backed securities, and structured notes. Some, all or the component parts of these instruments may be considered derivatives. The Portfolio may use these instruments to help manage risks relating to interest rates and other market factors, increase liquidity, and/or invest in a particular instrument in a more efficient or less expensive way. The Portfolio will not necessarily use these instruments or investment strategies to the full extent permitted unless Advisers believes that doing so will help the Portfolio reach its objective, and not all instruments or strategies will be used at all times.

Other Investment Policies of the Portfolio

Mortgage Dollar Rolls. The Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (name, type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position.

Repurchase Agreements. The Portfolio may engage in repurchase transactions in which the Portfolio buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Portfolio in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller might cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. The Portfolio, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks that are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Portfolio under the 1940 Act. The U.S. government security subject to resale (the collateral) will be held on behalf of the Portfolio by a custodian approved by the Portfolio's Board of Trustees and will be held pursuant to a written agreement.

When-Issued and Delayed Delivery Transactions. The Portfolio may buy U.S. government obligations on a "when-issued" or "delayed delivery" basis. These transactions are arrangements under which the Portfolio buys securities with payment and delivery scheduled for a future time, generally within 30 to 60 days. Purchases of U.S. government securities on a when-issued or delayed delivery basis are subject to market fluctuation and the risk that the value or yield at delivery may be more or less than the purchase price or the yield available when the transaction was entered into. Although the Portfolio will generally buy U.S. government securities on a when-issued basis with the intention of holding the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Portfolio is the buyer, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made. To the extent the Portfolio engages in when-issued and delayed delivery transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage. In when-issued and delayed delivery transactions, the Portfolio relies on the seller to complete the transaction. The seller's failure to do so may cause the Portfolio to miss a price or yield considered advantageous. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. The Portfolio is not subject to any percentage limit on the amount of its assets that may be invested in when-issued purchase obligations.

Loans of Portfolio Securities. Consistent with procedures approved by the Portfolio's Board of Trustees and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 10% of the value of the Portfolio's total assets at the time of the most recent loan. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 102%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

Borrowing. The Securities Portfolio may borrow from banks from time to time to increase its investments. Borrowings may be secured or unsecured and at fixed or variable interest rates. The Portfolio will borrow only to the extent that the value of its assets, less its liabilities (excluding borrowings), is equal to at least 300% of its borrowings. If the Securities Portfolio does not meet the 300% test, it will be required to reduce its debt within three business days to the extent necessary to meet the test. This may require the Portfolio to sell a portion of its investments at a disadvantageous time.

Borrowing for investment purposes is a speculative investment technique known as "leveraging." When the Securities Portfolio leverages its assets, the Portfolio's Net Asset Value may increase or decrease at a greater rate than if the Portfolio were not leveraged. The interest payable on the amount borrowed increases the Portfolio's expenses (and thus reduces the income to the Fund), and if the appreciation and income produced by the investments purchased with the borrowings exceed the cost of the borrowing, the investment performance of the Portfolio will be reduced by leveraging.

Neither Fund may borrow money nor mortgage nor pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in an amount up to 20% of its total asset value. The Adjustable U.S. Government Fund will not buy additional portfolio securities (additional shares of the Mortgage Portfolio) while borrowings in excess of 5% of its total assets are outstanding.

Illiquid Investments. The Portfolio may not invest more than 10% of its net assets, at the time of purchase, in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Portfolio has valued them. They include, among others, repurchase agreements and time and savings deposits of more than seven days duration.

Percentage Restrictions. If a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies.

Other Policies and Restrictions. Each Portfolio and Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Portfolio's and the Fund's policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

What are the Fund's Potential Risks?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. Since each Fund invests its assets in shares of its respective Portfolio, as the value of the securities owned by the Portfolio fluctuates, the Portfolio's Net Asset Value per share, and thus the Fund's Net Asset Value per share, will also fluctuate.

Mortgage Securities. The mortgage securities in which the Portfolio invests differ from conventional bonds in that principal is paid over the life of the mortgage security rather than at maturity. As a result, the holder of mortgage securities receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of U.S. government securities as a means of "locking in" long-term interest rates. Fixed rate mortgage securities are generally more subject to this "prepayment risk" than are ARMS.

The market value of mortgage securities, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. ARMS, however, have less risk of a decline in value during periods of rapidly rising rates but, like other mortgage securities, may also have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. To the extent market interest rates increase beyond applicable caps or maximum rates on ARMS or beyond the coupon rates of fixed rate mortgage securities, the market value of the mortgage security would likely decline to the same extent as a conventional fixed rate security.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

With respect to pass-through mortgage pools issued by private issuers, there is no assurance that private insurers of the securities will be able to meet their obligations. Although the market for privately issued mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. These securities are subject to the Securities Portfolio's limit with respect to illiquid investments.

Adjustable Rate Securities. ARS have several characteristics that should be considered before you invest in the Adjustable Rate Securities Fund. As indicated above, the interest rate reset features of ARS held by the Securities Portfolio will reduce the effect on the Portfolio's Net Asset Value per share caused by changes in market interest rates. The market value of ARS and, therefore, the Portfolio's and the Fund's Net Asset Value may vary, however, to the extent that the current interest rate on ARS differs from market interest rates during periods between the interest reset dates. These variations in value occur inversely to changes in the market interest rates. Thus, if market interest rates rise above the current rates on the securities, the value of the securities will decrease and if market interest rates fall below the current rate on the securities, the value of the securities will rise. The longer the adjustment intervals on ARS held by the Portfolio, the greater the potential will be for fluctuations in the Portfolio's and thus the Fund's Net Asset Value.

As an investor in the Fund, you will receive increased income as a result of upward adjustments of the interest rates on ARS held by the Portfolio in response to market interest rates. The Fund and its shareholders, however, will not benefit from increases in market interest rates once the rates rise to the point where they cause the rates on ARS to reach their maximum adjustment rate, annual or lifetime caps. In addition, because of their interest rate adjustment feature, ARS are not an effective means of "locking-in" attractive interest rates for periods in excess of the adjustment period.

In the case of privately issued ARMS where the underlying mortgage assets carry no agency or instrumentality guarantee, the mortgagors on the loans underlying ARMS are often qualified for the loans on the basis of the original payment amounts. The mortgagor's income may not be sufficient to enable the mortgagor to continue making loan payments as the payments increase, resulting in a greater likelihood of default. Conversely, any benefits to the Fund and its shareholders from an increase in the Portfolio's Net Asset Value caused by falling market interest rates is reduced by the potential for a decline in the interest rates paid on ARS held by the Portfolio. The Fund, therefore, is not designed for investors seeking capital appreciation.

Asset-Backed Securities. Asset-backed securities entail certain risks not present with mortgage-backed securities as they do not have the benefit of the same type of security interests in the underlying collateral. Credit card receivables are generally unsecured and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and the technical requirements imposed under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on securities backed by these receivables. For more information about the risks of investing in asset-backed securities, please see the SAI.

Interest Rate Risk. Changes in interest rates will affect the value of the Portfolio's and thus the Fund's portfolio and their share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Portfolio's and the Fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable and may happen again in the future.

Investments in fixed rate securities generally decline in value during periods of rising interest rates and increase in value when interest rates fall. To the extent the Portfolio invests in fixed rate securities, the value of the Portfolio's and thus the Fund's shares will be more sensitive to interest rate changes than if the Portfolio were fully invested in adjustable rate securities.

Who Administers the Fund?

The Board. The Board oversees the management of the Trust and elects its officers. The officers are responsible for each Fund's day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Trust and the Portfolios having substantially the same boards. These procedures call for an annual review of each Fund's relationship with its respective Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures to Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

Investment Manager and Administrator. Advisers is the investment manager of the Portfolio and other funds with aggregate assets of over $82 billion. Advisers is also the administrator of the Fund. Advisers is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

Management Team. The team responsible for the day-to-day management of the Portfolio in which each Fund invests since inception is:

T. Anthony Coffey
Portfolio Manager of Advisers

Mr. Coffey is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of California at Los Angeles. He earned a Bachelor of Arts degree in applied mathematics and economics from Harvard University. Mr. Coffey has been with the Franklin Templeton Group since 1989. He is a member of several securities industry-related associations.

Roger Bayston
Portfolio Manager of Advisers

Mr. Bayston is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of California at Los Angeles. He earned his Bachelor of Science degree from the University of Virginia. He has been with the Franklin Templeton Group since earning his MBA degree in 1991.

Jack Lemein
Senior Vice President of Advisers

Mr. Lemein holds a Bachelor of Science degree in finance from the University of Illinois. He has been in the securities industry since 1967 and with the Franklin Templeton Group since 1984. He is a member of several securities industry-related associations.

Services Provided by Advisers. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also provides certain administrative services and facilities for the Fund and performs similar services for other funds. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for more information on securities transactions and a summary of the Fund's Code of Ethics.

Management Fees. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the Fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the Fund depends on the Fund's proportionate share of the Portfolio's net assets.

During the fiscal year ended June 30, 1996, the Adjustable U.S. Government Fund's proportionate share of the Mortgage Portfolio's management fees and the Fund's administration fees, before any advance waiver, totaled 0.46% of the average daily net assets of the Fund. The Adjustable Rate Securities Fund's proportionate share of the Securities Portfolio's management fees and the Fund's administration fees, before any advance waiver, totaled 0.45% of the average daily net assets of the Fund. Total operating expenses, including fees paid to Advisers before any advance waiver, totaled 0.55% for the Adjustable U.S. Government Fund and 0.61% for the Adjustable Rate Securities Fund.

Under an agreement by Advisers to limit its fees and to make certain payments to reduce expenses so that the Fund's and the Portfolio's total operating expenses are not more than if the Fund invested directly in the securities held by the Portfolio, the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund paid a proportionate share of their respective Portfolio's management fees and administration fees totaling 0.29% and 0.20%, respectively. Total expenses of the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund were 0.38% and 0.36%, respectively. Advisers may end this arrangement at any time upon notice to the Board.

Portfolio Transactions. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares when selecting a broker or dealer. Please see "How does the Portfolio Buy Securities For its Portfolio?" in the SAI.

How does the Fund Measure Performance?

From time to time, the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by the Fund. The current distribution rate shows the dividends or distributions paid to shareholders by the Fund. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.

The Fund's investment results will vary. Performance figures are always based on past performance and do not indicate future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

How is the Trust Organized?

Each Fund is a no-load, diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC under the 1940 Act. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. In the future, additional series may be offered.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.

How Taxation Affects You and the Fund

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends received from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether received in cash or in additional shares. Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether the distributions are received in cash or in additional shares.

Under the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of any of the distributions paid by the Fund will generally be eligible for the corporate dividends-received deduction. None of the distributions paid by the Fund for the fiscal year ended June 30, 1996, qualified for this deduction and it is not anticipated that any of the current year's dividends will so qualify.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of your dividends and distributions.

You should consult with your tax advisor with respect to the applicability of state and local intangible property or income taxes to your shares of the Fund and distributions and redemption proceeds received from the Fund.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.

ABOUT YOUR ACCOUNT

How Do I Buy Shares?

Opening Your Account

Shares of the Fund may be purchased without a sales charge by institutions such as corporations, banks, thrifts, credit unions, government authorities or agencies, trust companies and other institutional entities that are prohibited by law, regulation, charter or stated policy from investing in a fund with a sales charge or a "Rule 12b-1 Plan" under the 1940 Act. To be eligible to invest in the Fund you must also have, or will have after the purchase of Fund shares, at least $5,000,000 (valued at the higher of cost or current value) invested in the Franklin Templeton Funds. For trust companies and bank trust departments buying shares on behalf of accounts over which they exercise exclusive investment discretion, the minimum amount is $1,000,000. We may waive or vary these requirements on a case by case basis and may refuse any order to buy shares.

To determine if you meet the minimum investment requirement, you may combine investments in the following accounts:

o all accounts registered in the name of your institution, for its own account or for accounts under exclusive investment discretion (such as trust or custodial accounts)

o all accounts with substantially identical ownership; for example, accounts of all 80% or more owned subsidiaries of a holding company.

You must notify us in writing of all accounts that you would like combined.

Method                   Steps to Follow

By Mail                  1. For an initial investment, complete an application.

                         2. Return the application, if applicable, to the Fund with your check, Federal Reserve draft or negotiable bank draft made payable to the Fund.

By Wire 1. To receive a wire control number, call 1-800/321-8563 or 1-415/312-3600 before 1:00 p.m.
                         Pacific time to receive that day's price. A new number is needed every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank and it will not be credited to your account.

                         2. On the next business day, wire the funds to Bank of America, ABA routing number 121000358, for credit to either Franklin Institutional Adjustable U.S. Government Securities Fund or Franklin Institutional Adjustable Rate Securities Fund, A/C 1493-3-04779.
                         Your account number, account registration, and the wire control number must be included.

                         3. For initial investments, complete an application and return it to the Fund. For investments over $50,000, you also need to complete the Institutional Telephone Privileges Agreement.
--------------------------------------------------------------------------------

Through Your Dealer      Call your investment representative
--------------------------------------------------------------------------------

More Information About Buying Your Shares By Wire

In order to maximize efficient Fund management, please place your order and wire your investments as early in the day as possible. Wired funds received by the bank and reported by the bank to the Fund by the closing of the Federal Reserve Wire System (generally 3:00 p.m. Pacific time) are available for credit on that day. Later wires are credited the following business day.

Payments to Securities Dealers

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.


May I Exchange Shares for Shares of Another Fund?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

Method           Steps to Follow

By Mail          Send us written instructions signed by all account owners
--------------------------------------------------------------------------------

By Phone            1. Call Institutional Services at 1-800/321-8563

                    2. For requests over $50,000, you must complete an Institutional Telephone Privileges Agreement. Call Institutional Services to receive a copy.
--------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

Will Sales Charges Apply to My Exchange?

You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, employee benefit plans, trust companies and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.

Exchanging Shares Between Funds in the Trust

From the Fund into a money market series of the Trust. To avoid dilution of the money market fund, your exchange will be treated as a sale of Fund shares at the Net Asset Value next calculated after we receive your exchange request in proper form before 1:00 p.m. Pacific time and a purchase of shares of the money market series on the following business day when the funds for the purchase are available and the purchase order is in proper form.

From a money market series of the Trust into the Fund. Shares of the Fund will be purchased at the Net Asset Value next calculated after we receive your exchange request in proper form before 11:15 a.m. Pacific time, with payment for the purchased shares processed on the following business day when the funds are made available from the money market fund.

Retirement Plans

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:

o You may only exchange shares within the same class.

o The accounts must be identically registered.

o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

How Do I Sell Shares?

You may sell (redeem) your shares at any time.

Method           Steps to Follow
--------------------------------------------------------------------------------
By Mail          1. Send us written instructions signed by all account owners

                 2. Provide a signature guarantee if required

                 3. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have additional requirements.
--------------------------------------------------------------------------------

By Phone         1. Call Institutional Services at 1-800/321-8563

                 2. For requests over $50,000, you must complete an
                    Institutional Telephone Privileges Agreement. Call Institutional Services to receive a copy.
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired to a preauthorized bank account. If we receive your request by 1:00 p.m. Pacific time, the proceeds may be wired on the following business day. If you anticipate requesting a wire over $5 million, please notify us promptly.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, however, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Contingent Deferred Sales Charge

The Fund does not impose a Contingent Deferred Sales Charge. If, however, you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund, the Fund will impose the charge as described below.

Certain Franklin Templeton Funds impose a Contingent Deferred Sales Charge if you sell all or a part of an investment of $1 million or more within the Contingency Period. The Contingency Period is tolled (or stopped) during the time the shares are held in the Fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem shares not subject to the charge in the following order:

1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3) Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated dollar amount, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated number of shares, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


What Distributions Might I Receive from the Fund?

The Fund ordinarily declares dividends each day that its Net Asset Value is calculated and pays them monthly on or about the last day of the month. Shares begin earning dividends on the day we receive the trade payment. For purchases by wire, we must receive notification of the trade on the previous business day. If you purchased shares with a check, your shares will begin earning dividends on the day the check is converted into federal funds. This may take two or more days depending on the banks involved.

Capital gains, if any, may be distributed annually, usually in December.

Dividend payments may vary from day to day depending on changes in the Fund's net investment income. The Fund does not pay "interest" or guarantee any amount of dividend or return on an investment in its shares.

Dividend Options

Dividends will automatically be reinvested monthly in the form of additional shares of the Fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the Fund or Institutional Services. Certain restrictions may apply to retirement plans. If you sell all of your shares at any time during the month, you will receive your dividends with your redemption proceeds.

Transaction Procedures and Special Requirements

How and When Shares are Priced

The Fund is open for business each day the Exchange is open. We determine the Net Asset Value per share as of the scheduled close of the Exchange, generally 1:00 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

The Price We Use When You Buy or Sell Shares

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form.

Proper Form

An order to buy shares is in proper form when we receive your signed application and check or wired funds. If you purchase shares with a check, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two or more days from receipt.

Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. You should verify that the institution is an eligible guarantor prior to signing. A notarized signature is not sufficient.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

Telephone Transactions

You may initiate many transactions by phone, including by facsimile or computer. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.

We may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal, corporate or other identifying information, and will also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

Retirement Plans. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

Required Documents

For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

Type of Account  Documents Required
--------------------------------------------------------------------------------
Corporation      Corporate Resolution
--------------------------------------------------------------------------------

Partnership      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement
--------------------------------------------------------------------------------

Trust            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
--------------------------------------------------------------------------------

Tax Identification Number

For tax reasons, we must have your correct tax identification number on a signed application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if (i) you have not furnished a certified correct taxpayer identification number, (ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

We may close your account if the value of your shares is less than $1,000,000 ($500,000 for trust companies and bank trust departments). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the minimum amount.

Services to Help You Manage Your Account

Rights of Accumulation

You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.

o Financial reports of the Fund will be sent every six months. Call Institutional Services if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

Availability of These Services

Certain of the programs and privileges described in this prospectus may not be available directly from the Fund if your shares are held by a financial institution or in a street name account.

What If I Have Questions About My Account?

If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors, and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563, Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

Board - The Board of Trustees of the Trust

Class I and Class II - Certain funds in the Franklin Templeton Funds offer two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Exchange - New York Stock Exchange

Franklin Funds - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin
Government Securities Trust

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Institutional Services - Franklin Templeton Institutional Services Department

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Institutional Services, Distributors, or other wholly owned subsidiaries of Resources.





FRANKLIN CASH
RESERVES FUND

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF
ADDITIONAL INFORMATION
NOVEMBER 1, 1996

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/321-8563

TABLE OF CONTENTS

How does the Fund Invest its Assets?.....   2

Investment Restrictions..................   2

Officers and Trustees....................   3

Investment Management and
 Other Services..........................   7

How does the Portfolio Buy
 Securities for its Portfolio?...........   8

How do I Buy, Sell and Exchange Shares?..   9

How are Fund Shares Valued?..............  10

Additional Information on
 Distributions and Taxes.................  11

The Fund's Underwriter...................  12

How does the Fund
 Measure Performance?....................  13

Miscellaneous Information................  14

Financial Statements.....................  16

Useful Terms and Definitions.............  16

Appendices

 Summary of Procedures to
  Monitor Conflicts of Interest..........  17

 Description of Ratings..................  18

When reading this SAI, you will see certain terms in capital letters. This means the term is explained under "Useful Terms and Definitions."

The Franklin Cash Reserves Fund (the "Fund") is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. The Fund's investment objectives are current income consistent with capital preservation and liquidity. The Fund seeks to achieve its investment objectives by investing all of its assets in shares of the Money Market Portfolio (the "Portfolio"). The Portfolio in turn invests primarily in various types of money market instruments, such as U.S. government and federal agency obligations, certificates of deposit, bankers' acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities and repurchase agreements secured by U.S. government securities. The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment objective is the same as the Fund's.

The Prospectus, dated November 1, 1996, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/321-8563 or write the Fund at the address shown.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

* ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

* ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK;

* ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Portfolio may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How Does the Fund Invest Its Assets?"

The investment policies of the Fund, fundamental and nonfundamental, are identical to those described below for the Portfolio except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund.

The achievement of the Portfolio's objective will depend on market conditions generally and on Advisers' analytical and portfolio management skills. It should also be noted that because the Portfolio is limiting its investments to high quality securities, there will be a generally lower yield than if the Portfolio purchased securities with a lower rating and correspondingly greater risk. The value of the securities held will fluctuate inversely with interest rates, and therefore there is no assurance that the Portfolio's, and thus the Fund's objective will be achieved.

In addition, because of short-term variations in market or business conditions, management's revised evaluation of a portfolio security, or the need to obtain cash to meet redemptions, the Portfolio may sell portfolio securities prior to maturity. The Portfolio may also invest in deposits fully insured by the U.S. government or its agencies or instrumentalities. Such deposits may include deposits in banking and savings institutions up to the limit (currently $100,000 per depository) of the insurance on principal provided by the Federal Deposit Insurance Corporation. Such deposits are frequently combined in larger units by an intermediate bank or other institution.

When-Issued or Delayed Delivery Transactions. When the Portfolio is the buyer in the transaction, it will keep in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of the purchase commitments until payment is made. To the extent the Portfolio engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.

Loans of Portfolio Securities. As stated in the Prospectus, the Portfolio may make loans of its portfolio securities in accordance with guidelines adopted by the Money Market's Board of Trustees. The lending of securities is a common practice in the securities industry. The Portfolio will engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing cash collateral in short-term, interest bearing obligations or by receiving a loan premium from the borrower. The Portfolio will continue to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Portfolio will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Loans will be subject to termination by the Portfolio in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its shareholders. The Portfolio may pay reasonable finders', borrowers', administrative and custodial fees in connection with a loan of its securities.

Portfolio Turnover Rate. Because the Portfolio will not purchase any instrument with a remaining maturity of greater than 397 calendar days, it is not expected to have any reportable annual portfolio turnover rate.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 (1) Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Fund's total asset value.

 (2) Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described above.

 (3) Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (4) Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 (5) Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and that are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreements, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the Fund.

 (6) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (7) Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable where the Fund's policies, as described in its current Prospectus, state otherwise, and further to the extent all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry.

 (8) Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (9) Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

(10) Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

(11) Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.

As a matter of fundamental policy (that may not be changed without shareholder approval), the Portfolio may not purchase any securities other than obligations of the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities of any one issuer with respect to 75% of the Portfolio's total assets, or more than 10% of the outstanding voting securities of any one issuer would be owned by the Portfolio, except to the extent that the Fund invests all of its assets in another registered investment company having substantially similar investment objectives and policies as the Fund. As stated in the Prospectus, in accordance with procedures adopted pursuant to Rule 2a-7, the Portfolio will not invest more than 5% of the Portfolio's total assets in Eligible Securities of a single issuer, other than U.S. government securities.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

As noted in the Prospectus, Money Market's trustees have elected to value the Portfolio's assets in accordance with Rule 2a-7 under the 1940 Act. This rule also imposes various restrictions on the Portfolio which are, in some cases, more restrictive than the Portfolio's other stated fundamental policies and investment restrictions. The rule provides that any fund which holds itself out as a money market fund must follow certain portfolio provisions of the rule regarding the maturity and quality of each portfolio investment, and the diversity of such investments. The Portfolio must comply with these provisions unless its shareholders vote to change its policy of being a money market fund.

OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Trust under the 1940 Act are indicated by an asterisk (*).



                         Positions and Offices      Principal Occupation During
Name, Age and Address    with the Trust             the Past Five Years

Frank H. Abbott, III (75)
1045 Sansome St.
San Francisco, CA 94111
Trustee

President and Director, Abbott Corporation (an investment company); and director, trustee or managing general partner, as the case may be, of 31 of the investment companies in the Franklin Group of Funds.

Harris J. Ashton (64)
General Host Corporation
Metro Center, 1 Station Place
Stamford, CT 06904-2045
Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods; and director, trustee or managing general partner, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

S. Joseph Fortunato (64)
Park Avenue at Morris County
P. O. Box 1945
Morristown, NJ 07962-1945
Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director of General Host Corporation; director, trustee or managing general partner, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.

David W. Garbellano (81)
111 New Montgomery St., #402
San Francisco, CA 94105
Trustee

Private Investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director, trustee or managing general partner, as the case may be, of 30 of the investment companies in the Franklin Group of Funds.

*Charles B. Johnson (63)
777 Mariners Island Blvd.
San Mateo, CA 94404
Chairman of the Board and Trustee

President and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and General Host Corporation; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 56 of the investment companies in the Franklin Templeton Group of Funds.

* Charles E. Johnson (40)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091
President and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Institutional Services Corporation; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and officer and/or director or trustee, as the case may be, of 39 of the investment companies in the Franklin Templeton Group of Funds.

* Rupert H. Johnson, Jr. (56)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the investment companies in the Franklin Templeton Group of Funds.

Frank W. T. LaHaye (67)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014
Trustee

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Office Systems, Inc.; Director, FischerImaging Corporation; and director or trustee or managing general partner, as the case may be, of 26 of the investment companies in the Franklin Group of Funds.

Gordon S. Macklin (68)
8212 Burning Tree Road
Bethesda, MD 20817
Trustee

Chairman, White River Corporation (information services); Director, Fund American Enterprises Holdings, Inc., MCI Communications, Inc., MedImmune, Inc. (biotechnology), InfoVest Corporation (information services), Fusion Systems Corporation (industrial technology), and Source One Mortgage Services Corporation (information services); and director, trustee or managing general partner, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds; and formerly held the following positions: Chairman, Hambrecht and Quist Group; Director, H & Q Healthcare Investors; and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (51)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

Kenneth V. Domingues (64)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President - Financial Reporting and Accounting Standards

Senior Vice President, Franklin Resources, Inc., Franklin Advisers, Inc., and Franklin Templeton Distributors, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or managing general partner, as the case may be, of 37 of the investment companies in the Franklin Group of Funds.

Martin L. Flanagan (36)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Chief Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; officer of most other subsidiaries of Franklin Resources, Inc.; and officer, director and/or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (47)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and officer of 60 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (57)
777 Mariners Island Blvd.
San Mateo, CA 94404
Treasurer and Princiapal Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 37 of the investment companies in the Franklin Group of Funds.

Thomas J. Runkel (38)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Employee of Franklin Advisers, Inc. and officer of four of the investment companies in the Franklin Group of Funds.

The officers and directors of the Trust are also officers and trustees of Money Market, except as follows: Thomas J. Runkel, Vice President of the Trust is not an officer or trustee of Money Market; and Edward V. McVey and R. Martin Wiskemann are officers of the Money Market but not the Trust.

Edward V. McVey (59)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Senior Vice President/National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 32 of the investment companies in the Franklin Group of Funds.

Richard C. Stoker (59)
11615 Spring Ridge Rd.
Potomac, Maryland 20854
Vice President

Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Management, Inc.; and officer of five of the funds in the Franklin Group of Funds.

R. Martin Wiskemann (69)
777 Mariners Island Blvd.
San Mateo, CA 94404
 Vice President

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President, Treasurer and Director, ILA Financial Services, Inc. and Arizona Life Insurance Company of America; and officer and/or director, as the case may be, of 21 of the investment companies in the Franklin Group of Funds.

The tables above show the officers and Board members and the trustees of Money Market who are affiliated with Distributors and Advisers. Nonaffiliated Board members are currently paid $200 per month plus $200 per meeting attended. Nonaffiliated trustees of Money Market are currently paid $50 per month plus $50 per meeting attended. As shown above, some of the nonaffiliated Board members and trustees of Money Market also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and trustees of Money Market by the Trust, by Money Market, and by other funds in the Franklin Templeton Group of Funds.

                                                                           Total Fees          Number of Boards
                                                                           Received from       in the Franklin
                                        Total Fees          Total Fees     the Franklin        Templeton Group of
                                        Received            Received from  Templeton Group     Funds on Which
Name                                    from the Trust      Money Market*  of Funds**          Each Serves***

Frank H. Abbott, III..............     $4,800               $1,200        $162,420             31

Harris J. Ashton..................      4,800               1,200         327,925              55

S. Joseph Fortunato...............      4,800               1,200         344,745              57

David W. Garbellano...............      4,800               1,200         146,100              30

Frank W.T. LaHaye.................      4,600               1,150         143,200              26

Gordon S. Macklin.................      4,800               1,200         321,525              52

*For the fiscal year ended June 30, 1996.

**For the calendar year ended December 31, 1995.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of Money Market are responsible. The Franklin Templeton Group of Funds currently includes 60 registered investment companies, with approximately 166 U.S. based funds or series.

Nonaffiliated members of the Board and trustees of Money Market are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member or trustee of Money Market received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund, Money Market or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of Money Market who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 3, 1996, no officers or Board members owned of record or beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager and Administrator and Services Provided. Advisers is the investment manager of the Portfolio and is also the administrator of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Portfolio to buy, hold or sell and the selection of brokers through whom the Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of Money Market to whom Advisers renders periodic reports of the Portfolio's investment activities.

Advisers provides office space and furnishings, facilities and equipment required for managing the business affairs of the Portfolio. Advisers also maintains all internal bookkeeping, clerical, secretarial and administrative personnel and services and provides certain telephone and other mechanical services. Advisers is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund and the Portfolio.

Advisers acts as investment manager or administrator to 36 U.S. registered investment companies with 124 separate series. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Portfolio. Similarly, with respect to the Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Portfolio or other funds that it manages or administers. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics.

Management and Administration Fees. The management fee will be reduced as necessary to comply with the most stringent limits on Fund expenses of any state where the Fund offers its shares. Currently, the most restrictive limitation on a fund's allowable expenses for each fiscal year, as a percentage of its average net assets, is 2.5% of the first $30 million in assets, 2% of the next $70 million, and 1.5% of assets over $100 million. Expense reductions have not been necessary based on state requirements.

Advisers provides various administrative, statistical and other services to the Fund. Under its administration agreement, the Fund pays Advisers an administration fee equal to an annual rate of 25/100 of 1% of the Fund's average daily net assets. The fee is computed at the close of business each day.

For the fiscal years ended June 30, 1995 and 1996, management fees of the Portfolio, before any advance waiver, totaled $1,823,637 and $2,162,519, respectively. Administration fees of the Fund, before any advance waiver, for the fiscal years ended June 30, 1995 and 1996 totaled $23,461, and $61,531. Under an agreement by Advisers to limit its fees so that the total operating expenses of the Fund and the Portfolio are not higher than if the Fund were to invest directly in the securities held by the Portfolio, the Portfolio paid management fees totaling $1,730,028 and $2,034,014 for fiscal years ended June 30, 1995 and 1996, respectively. The Fund paid no administration fees in 1995 and $5,315 in 1996.

The management agreement for the Portfolio is in effect until February 28, 1997. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote, cast in person at a meeting called for that purpose, of the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of Money Market who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of Money Market). The management agreement may be terminated without penalty by the Board of Trustees of Money Market on 30 days' written notice to Advisers or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Shareholder Servicing Agent. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Custodians. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. Bank of America NT & SA, 555 California Street, 4th Floor, San Francisco, California 94104, acts as custodian for cash received in connection with the purchase of Fund shares. Citibank Delaware, One Penn's Way, New Castle, Delaware 19720, acts as custodian in connection with transfer services through bank automated clearing houses. The custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996.

HOW DOES THE PORTFOLIO BUY
SECURITIES FOR ITS PORTFOLIO?

The Fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services received by Advisers from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio.

Depending on Advisers' view of market conditions, the Portfolio may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1995 and 1996, the Portfolio paid no brokerage commissions.

As of June 30, 1996, neither the Fund nor the Portfolio owned securities of its regular broker-dealers.

HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

The purchase price for shares of the Fund is the net asset value of the shares next determined after receipt and acceptance of a purchase order in proper form. Once shares of the Fund are purchased, they begin earning income immediately, and income dividends will start being credited to your account on the effective date of purchase and continue through the business day prior to the business day you redeem the shares.

All purchases of Fund shares will be credited to you, in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued.

The Fund reserves the right to reject any order for the purchase of shares of the Fund and to waive any minimum investment requirements. The offering of shares by the Fund may also be suspended at any time and resumed at any time after suspension.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES

Redemptions in Kind. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHAREHOLDER REDEMPTIONS

The Fund will attempt to make payment for all shares redeemed on the day your request is submitted, provided the Fund is timely notified as described in the Fund's Prospectus, but in no event later than seven days after receipt by the Fund of your redemption request in proper form. The Fund reserves the right, however, to suspend redemptions or postpone the date of payment during any period when (1) trading on the Exchange is closed for periods other than weekends and holidays; (2) trading on the Exchange is restricted or an emergency exists, as determined by the SEC, so that disposal of portfolio securities or valuation of the net assets of the Fund is not reasonably practicable; or (3) for such other period as the SEC, by order, may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received proper payment. Accordingly, the Fund may delay the sending of redemption proceeds until such time as it has assured itself that proper payment has been collected for the purchase of such shares.

REDEMPTIONS BY THE FUND

The Fund reserves the right to redeem, involuntarily, at Net Asset Value, the shares of any shareholder whose account has a value of less than one-half the minimum initial required investment for that shareholder, if any, but only where the value of such account has been reduced by the shareholder's prior voluntary redemption of shares. Prior to effecting any such involuntary redemption, the Fund shall notify the shareholder and allow the shareholder 30 days to make an additional investment in an amount which will increase the aggregate value of the account in the Fund to at least the minimum initial required investment.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All wires sent and received by the custodian bank and reported by the custodian bank to the Fund prior to 3:00 p.m. Pacific time, except on holidays, the day before a holiday or the day after a holiday, are normally effective on the same day, provided the Fund is notified on time as provided in the Prospectus. All wire payments received or reported by the custodian bank to the Fund after 3:00 p.m. will be effective on the next business day. All checks or other negotiable bank drafts will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks are accepted subject to collection at full face value in U.S. funds. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

HOW ARE FUND SHARES VALUED?

The valuation of the Portfolio's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.

The Portfolio's use of amortized cost, which helps the Portfolio maintain its Net Asset Value per share of $1.00, is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must adhere to certain conditions. The Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Portfolio must also invest only in those U.S. dollar-denominated instruments that the Board of Trustees of Money Market determines present minimal credit risks. This means that they must be rated in one of the two highest rating categories by nationally recognized statistical rating agencies, or if unrated be deemed comparable in quality, or be instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.

The Board of Trustees of Money Market has agreed to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1.00, as computed for the purpose of sales and redemptions. These procedures will include a review of the Portfolio's holdings by the Board of Trustees of Money Market, at such intervals as it may deem appropriate, to determine if the Portfolio's Net Asset Value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees of Money Market. If a deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees of Money Market determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, they will take corrective action that they regard as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Portfolio's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share), less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Fund. The Fund's daily dividend consists of the income dividends paid by the Portfolio less the estimated expenses of the Fund.

Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a stable Net Asset Value of $1.00 and may result in under or over distributions of investment company taxable income.

The Portfolio may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Portfolio's portfolio is composed of short-term securities, the Portfolio does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Portfolio (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward) will generally be made once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distributions of capital gain will be reinvested in additional shares of the Fund at Net Asset Value, unless you have previously elected to have them paid in cash.

The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss or unexpected fluctuation in net assets.

TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in December but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends, as a matter of policy, to declare and pay these dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss, if any, are treated as long-term capital gain regardless of the length of time the you have owned Fund shares and whether you receive the distributions in cash or in additional shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide shareholders with the percentage of any dividends paid which may qualify for such tax-free treatment. You should then consult with your tax advisor about the application of your state and local laws to these distributions.

Redemptions and exchanges of Fund shares are taxable events and may result in a capital gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The federal income tax treatment of dividends and distributions is the same whether you elect to receive them in cash or reinvest them in Fund shares.

THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for shares of the Fund. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote, cast in person at a meeting called for that purpose, of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board). The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the Fund's Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE FUND'S RULE 12B-1 PLAN

The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.25% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or the underwriting agreement with Distributors, or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.

For the fiscal year ended June 30, 1996, Distributors had eligible expenditures of $50,909 for advertising, printing and payments to underwriters and broker-dealers pursuant to the plan, of which the Fund paid Distributors $48,186.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance is not necessarily indicative of future results.

YIELD

Current Yield. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Fund's current yield for the seven day period ended June 30, 1996 was 4.90%.

Effective Yield. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended June 30, 1996 was 5.02%.

This figure was obtained using the following SEC formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

OTHER PERFORMANCE QUOTATIONS

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.

COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. These comparisons may include, but are not limited to, the following examples:

a) IBC/Donoghue's Money Fund Report(R) - Industry averages for seven-day annualized and compounded yields of taxable, tax-free and government money funds.

b) Bank Rate Monitor - A weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

d) Salomon Brothers Bond Market Roundup - A weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation published by Ibbotson Associates - a historical measure of yield, price and total return for common and small company stock, long term government bonds, Treasury bills and inflation.

g) Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines - provide performance statistics over specified time periods.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio. The indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group has over $145 billion in assets under management for more than 4.1 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 115 U.S. based mutual funds to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.

Miscellaneous - The Fund may be used in shareholder newsletters as an example of how investors can meet long-term investment goals. Advertisements may indicate how Franklin Gift Certificates may be used to purchase shares of the Fund.

The Fund may be listed as a member of the Franklin Group of Funds in shareholder newsletters.

The Fund may be used in shareholder newsletters as an example of the benefits of diversification.

The Fund may be used to demonstrate the benefits offered by professional management.

Advertisements may indicate that as an established presence in the municipal securities industry, Franklin currently manages over $43 billion in municipal bond assets. Franklin's municipal bond experience and knowledge of municipal issuers allows Franklin to offer investment vehicles and services tailored to the needs of government investors.

Of course, an investment in the Fund cannot guarantee that the shareholder's goals will be met.

SPECIAL SERVICES

You may utilize Franklin's IFT Hypothetical Illustrations Service as a useful tool in considering investments. The service, which is free of charge, enables you to make an actual, dollar-for-dollar performance comparison of any of the Trust's series to any security, pool, or portfolio which you may currently be using. It is based on historical information and covers any time period you may wish to use, after February 4, 1988 (the beginning of dividend payments for two series of the Trust). You would simply choose a series of the Trust to compare and provide us with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which you can use to compare to that of your own investment or portfolio.

Investor Services may charge you separate fees, to be negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. These special services provided to certain shareholders will not increase the expenses borne by the Fund.

As of October 3, 1996, the principal shareholders of the Fund, beneficial or of record, were as follows:

Name and Address                               Share Amount   Percentage

FTTC Ttee For Valuselect                       3,287,635.840     6.90%

Booth & Associates Inc
P.O. Box 2438
Rancho Cordova, CA 95741-2438

FTTC Cust For Valuselect                       3,713,175.510     8.92%

Users Inc
P.O. Box 2438
Rancho Cordova, CA 95741-2438

FTTC Ttee For Valuselect-FRI                   2,443,177.563     5.13%

P.O. Box 2438
Rancho Cordova, CA 95741-2438

Name and Address                               Share Amount   Percentage

FTTC Ttee For Valuselect                       3,477,342.550     7.30%

Mid-State Bank
P.O. Box 2438
Rancho Cordova, CA 95741-2438

FTTC Ttee For Valuselect                      7,581,124.980     15.91%

CACI-MMF
P.O. Box 2438
Rancho Cordova, CA 95741-2438

City National Bank Ttee                       6,333,559.230     13.29%

BAC/Plan Member Services
1200 5th Ave., Ste. 600
Seattle, WA 98101

FTTC Ttee For Valuselect                       2,463,357.180     5.17%

Experi-Metal Inc
P.O. Box 2438
Rancho Cordova, CA 95741-2438

FTTC Ttee For Valuselect                       7,040,747.480    14.78%

PAL Graphics Inc

P.O. Box 2438

Rancho Cordova, CA 95741-2438

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Summary of Code of Ethics. Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

FINANCIAL STATEMENTS

The audited financial statements contained in the Annual Report to Shareholders of the Trust for the fiscal year ended June 30, 1996, including the auditors' report, are incorporated herein by reference.

USEFUL TERMS AND DEFINITIONS

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

Board - The Board of Trustees of the Trust

CD - Certificate of deposit

Code - Internal Revenue Code of 1986, as amended

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

Exchange - New York Stock Exchange

Franklin Templeton Group of Funds - All U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Prospectus - The prospectus for the Fund dated November 1, 1996 as may be amended from time to time

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution which, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or another wholly-owned subsidiary of Resources.

APPENDICES

SUMMARY OF PROCEDURES TO
MONITOR CONFLICTS OF INTEREST

The Board of Trustees of Money Market, on behalf of its series ("master funds"), and the Board of the Fund ("feeder fund"), (both of which are composed of the same individuals) recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.

In recognition of the potential for conflicts of interest to develop, the Board of Trustees of Money Market and the Board of the Fund have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise prior to the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.

If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its objectives and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.

DESCRIPTION OF RATINGS

MUNICIPAL BOND RATINGS

MOODY'S

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Note: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch

AAA: Municipal bonds rated AAA are considered to be of investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefor impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus are not used for the AAA category.

MUNICIPAL NOTE RATINGS

Moody's

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

Moody's

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch's

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect on assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.






INSTITUTIONAL
FIDUCIARY TRUST

Franklin U.S. Treasury Money Market Portfolio

STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 1996

777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777  1-800/321-8563

Table of Contents

How does the Fund Invest its Assets?.....   2

Investment Restrictions..................   2

Officers and Trustees....................   3

Investment Management and
 Other Services..........................   6

How does the Fund Buy
 Securities for its Portfolio?...........   7

How Do I Buy, Sell and
 Exchange Shares?........................   8

How are Fund Shares Valued?..............   9

Additional Information on
 Distributions and Taxes.................  10

The Fund's Underwriter...................  11

How does the Fund
 Measure Performance?....................  12

Miscellaneous Information................  13

Financial Statements.....................  15

Useful Terms and Definitions.............  15

When reading this SAI, you will see certain terms in capital letters. This means the term is explained under "Useful Terms and Definitions."

The Franklin U.S. Treasury Money Market Portfolio (the "Fund") is a no-load, diversified series of the Institutional Fiduciary Trust (the "Trust"), an open end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with capital preservation and liquidity. It seeks to achieve its objective by investing only in U.S.
Treasury securities.

The Prospectus, dated November 1, 1996, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/321-8563 or write the Fund at the address shown.

This SAI is not a prospectus. It contains information in addition to and in more detail than set forth in the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.

Mutual funds, annuities, and other investment products:

o are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

o are not deposits or obligations of, or guaranteed or endorsed by any bank; o are subject to investment risks, including the possible loss of principal.

How does the Fund Invest its Assets?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

The Fund invests only in short-term U.S. Treasury securities. It does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the federal government or any other type of money market instrument.

Credit Union Investment Regulations

This section summarizes the Fund's investment policies, under which, in the opinion of the Trust and based on the Trust's understanding of laws and regulations governing investments by federal credit unions on October 30, 1996, the Fund would be a permissible investment for federal credit unions. CREDIT UNION INVESTORS ARE ADVISED TO CONSULT THEIR OWN LEGAL ADVISORS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM.

All investments of the Fund will be subject to the following limitations:

(a) The Fund may invest only in obligations of, or securities guaranteed as to principal and interest by, the U.S. Government.

(b) All purchases and sales of securities will be settled on a cash basis within 30 days of the trade date. However, the Fund may agree to settle a purchase or sale transaction on a specific date up to 120 days after the trade date if, on the trade date, the Fund has cash flow projections evidencing its ability to complete the purchase or the Fund owns the security it has agreed to sell.

(c) The Fund will not engage in repurchase agreements or reverse repurchase agreements.

(d) The Fund will not engage in (1) futures or options transactions; (2) short sales; or (3) purchases of zero-coupon bonds which mature more than ten years after the purchase date.

(e) The Fund will not invest in mortgage related securities.

Investment Restrictions

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

 2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the Fund, or (b) by the loan of its portfolio securities in accordance with the policies of the Fund.

 3. Invest in any issuer for purposes of exercising control or management.

 4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale, which are not readily marketable, if, as a result, more than 10% of the total assets of the Fund would be invested in such securities.

 6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

 7. Invest more than 25% of its assets in securities of any industry. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Fund as described in its Prospectus specify otherwise.

 8. Act as underwriter of securities issued by other persons except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

 9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.

In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without the approval of shareholders) not to invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

Officers and Trustees

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                         Positions and Offices    Principal Occupations
Name, Age and Address    with the Trust           During the Past Five Years


Frank H. Abbott, III (75)
1045 Sansome St.
San Francisco, CA 94111
Truestee

President and Director, Abbott Corporation (an investment company); and director, trustee or managing general partner, as the case may be, of 31 of the investment companies in the Franklin Group of Funds.

Harris J. Ashton (64)
General Host Corporation
Metro Center, 1 Station Place
Stamford, CT 06904-2045
Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods; and director, trustee or managing general partner, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

S. Joseph Fortunato (64)
Park Avenue at Morris County
P. O. Box 1945
Morristown, NJ 07962-1945
Trustee


Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director of General Host Corporation; director, trustee or managing general partner, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.

David W. Garbellano (81) Trustee
111 New Montgomery St., #402
San Francisco, CA 94105
Trustee

Private Investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director, trustee or managing general partner, as the case may be, of 30 of the investment companies in the Franklin Group of Funds.

* Charles B. Johnson (63)
777 Mariners Island Blvd.
San Mateo, CA 94404
Chairman of the Board and Trustee

President and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and General Host Corporation; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 56 of the investment companies in the Franklin Templeton Group of Funds.

* Charles E. Johnson (40)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091
President and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Institutional Services Corporation; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and officer and/or director or trustee, as the case may be, of 39 of the investment companies in the Franklin Templeton Group of Funds.

* Rupert H. Johnson, Jr. (56)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the investment companies in the Franklin Templeton Group of Funds.

Frank W. T. LaHaye (67)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014
Trustee

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Office Systems, Inc.; Director, FischerImaging Corporation; and director, trustee or managing general partner, as the case may be, of 26 of the investment companies in the Franklin Group of Funds.

Gordon S. Macklin (68)
8212 Burning Tree Road
Bethesda, MD 20817
Trustee

Chairman, White River Corporation (information services); Director, Fund American Enterprises Holdings, Inc., MCI Communications, Inc., MedImmune, Inc. (biotechnology), InfoVest Corporation (information services), Fusion Systems Corporation (industrial technology), and Source One Mortgage Services Corporation (information services); and director, trustee or managing general partner, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds; and formerly held the following positions: Chairman, Hambrecht and Quist Group; Director, H & Q Healthcare Investors; and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (51)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

Kenneth V. Domingues (64)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President - Financial Reporting and Accounting Standards

Senior Vice President, Franklin Resources, Inc., Franklin Advisers, Inc., and Franklin Templeton Distributors, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or managing general partner, as the case may be, of 37 of the investment companies in the Franklin Group of Funds.

Martin L. Flanagan (36) Vice President
777 Mariners Island Blvd. and Chief
San Mateo, CA 94404 Financial Officer
Vice President and Chief Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; officer of most other subsidiaries of Franklin Resources, Inc.; and officer, director and/or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (47) Vice President
777 Mariners Island Blvd. and Secretary
San Mateo, CA 94404
Vice President and Secretary


Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and officer of 60 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (57)
777 Mariners Island Blvd.
San Mateo, CA 94404
Treasurer and Principal Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 37 of the investment companies in the Franklin Group of Funds.

Thomas J. Runkel (38)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Employee of Franklin Advisers, Inc. and officer of four of the investment companies in the Franklin Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated Board members are currently paid $200 per month plus $200 per meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.




                                                                                     Number of Boards
                                                                Total Fees           in the Franklin
                                                 Total Fees     Received from the    Templeton Group
                                                 Received from  Franklin Templetonof Funds on Which
Name                                             the Trust*     Group of Funds**     Each Serves***
Frank H. Abbott, III...........................     $4,800         $162,420               31
Harris J. Ashton...............................      4,800          327,925               55
S. Joseph Fortunato............................      4,800          344,745               57
David Garbellano...............................      4,800          146,100               30
Frank W.T. LaHaye..............................      4,600          143,200               26
Gordon S. Macklin..............................      4,800          321,525               52

*For the fiscal year ended June 30, 1996.

**For the calendar year ended December 31, 1995.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 60 registered investment companies, with approximately 166 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 3, 1996, the officers and Board members, as a group, did not own any of the Fund's total outstanding shares. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

Investment Management and Other Services

Investment Manager and Services Provided. Advisers is the investment manager of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities.

Advisers provides office space and furnishings, facilities and equipment required for managing the business affairs of the Fund. Advisers also maintains all internal bookkeeping, clerical, secretarial and administrative personnel and services and provides certain telephone and other mechanical services. Advisers is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund.

Advisers acts as investment manager or administrator to 36 U.S. registered investment companies with 124 separate series. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages or administers. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics.

Management Fees. Under its management agreement, the Fund pays Advisers a management fee equal to a daily rate (payable at the request of Advisers) of 1/4 of 1% per year of the Fund's average daily net assets. The fee is computed at the close of business each day.

The management fee will be reduced as necessary to comply with the most stringent limits on Fund expenses of any state where the Fund offers its shares. Currently, the most restrictive limitation on a fund's allowable expenses for each fiscal year, as a percentage of its average net assets, is 2.5% of the first $30 million in assets, 2% of the next $70 million, and 1.5% of assets over $100 million. Expense reductions have not been necessary based on state requirements.

For the fiscal years ended June 30 1994, 1995, and 1996, management fees, before any advance waiver, totaled $602,746, $554,196, and $393,481, respectively. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling $0, $127,141 and $227,079 for the same periods.

Management Agreement. The management agreement is in effect until February 28, 1997. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 30 days' written notice and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Fund Administration. FT Services, a wholly owned subsidiary of Resources, provides certain administrative services and facilities for the Fund, including preparation and maintenance of books and records, preparation of tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is employed through a subcontract with Advisers and receives a monthly fee equivalent on an annual basis to 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets in excess of $1.2 billion. These fees are not separate expenses of the Fund, but are paid by Advisers.

Shareholder Servicing Agent. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Custodians. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. Bank of America NT & SA, 555 California Street, 4th Floor, San Francisco, California 94104, acts as custodian for cash received in connection with the purchase of Fund shares. Citibank Delaware, One Penn's Way, New Castle, Delaware 19720, acts as custodian in connection with transfer services through bank automated clearing houses. The custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996.


How does the Fund Buy Securities for its Portfolio?

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services received by Advisers from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients.

No broker or dealer affiliated with the Trust or with Advisers may purchase securities from, or sell securities to, the Fund.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

Depending on Advisers' view of market conditions, the Fund may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Fund may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1994, 1995 and 1996, the Fund paid no brokerage commissions. As of June 30, 1996, the Fund did not own securities of its regular broker-dealers.


How Do I Buy, Sell and Exchange Shares?

Additional Information on Buying Shares

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

Payments transmitted by wire and received by the custodian and reported by the custodian to the Fund prior to 3:00 p.m. Pacific time on any business day are normally effective on the same day as received, provided the Fund is timely notified as described in the Fund's Prospectus. Wire payments received or reported by the custodian to the Funds after the time set forth above will be effective on the next business day. Payments transmitted by check or other negotiable bank draft will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks.

Once shares of the Fund are purchased, they begin earning income immediately, and income dividends will start being credited to your account on the effective date of purchase and continue through the business day prior to the business day those shares are sold.

Additional Information on Exchanging Shares

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

Additional Information on Selling Shares

The Fund will attempt to make payment for all shares redeemed within one business day, but in no event later than seven days after receipt by the Fund of the redemption request in proper form. The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the Exchange is closed for periods other than weekends and holidays or when trading on the Exchange is restricted as determined by the SEC; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other periods as the SEC by order may permit for the protection of the shareholders of a Fund. At various times, the Fund may be requested to redeem shares for which it has not yet received proper payment. Accordingly, the Fund may delay the sending of redemption proceeds until such time as it has assured itself that proper payment has been collected for the purchase of those shares.

Redemptions in Kind. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

General Information

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

Special Services. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. Fees for special services will not increase the expenses borne by the Fund.

How are Fund Shares Valued?

The valuation of the Fund's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Fund would receive less investment income. The opposite would be true in a period of rising interest rates.

The Fund's use of amortized cost, which helps it maintain its Net Asset Value per share of $1.00, is permitted by a rule adopted by the SEC. Under this rule, the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Fund must also invest only in those U.S. dollar-denominated instruments that the Board determines present minimal credit risks. This means that they must be rated in one of the two highest rating categories by nationally recognized statistical rating agencies, or if unrated be deemed comparable in quality, or be instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories.

The Board has agreed to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. These procedures will include a review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine if the Fund's Net Asset Value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If the deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

Additional Information
on Distributions and Taxes

Distributions

The Fund's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share) less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Fund.

Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a $1.00 per share Net Asset Value and may result in under or over distributions of investment company taxable income.

The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Fund's portfolio is composed of short-term securities, the Fund does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Fund (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward or post October loss deferral) will generally be distributed once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distribution of capital gains will be reinvested in additional Fund shares at Net Asset Value, unless you have previously elected to have them paid in cash.

The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss, or unexpected fluctuation in net assets.

Taxes

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by a Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare and pay these dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether the distributions are received in cash or in additional shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a Fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for such tax-free treatment. You should then consult with your tax advisor with respect to the application of state and local laws to these distributions.

Redemptions and exchanges of Fund shares are taxable events and may result in a capital gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to these shares. However, since the Fund seeks to maintain a stable net asset value of $1.00 per share for both purchases and redemptions, you are not expected to realize a capital gain or loss upon the sale or exchange of Fund shares.

The federal income tax treatment of dividends and distributions is the same whether received in cash or reinvested in Fund shares.

The Fund's Underwriter

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for shares of the Fund. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The Fund's Rule 12b-1 Plan

The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.15% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

Pursuant to the plan, Distributors or others will be entitled to be reimbursed each quarter (up to the maximum as stated above) for actual expenses incurred in the distribution and promotion of Fund shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a prorated portion of Distributors' overhead expenses attributable to the distribution of Fund shares, as well as any distribution or service fees paid to securities dealers or their firms or others who have executed a servicing agreement with the Fund, Distributors or its affiliates.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then those payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to, or reimbursed in, subsequent years.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.

No payments have been made by the Fund pursuant to the plan since the plan's inception.

How does the Fund Measure Performance?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance is not necessarily indicative of future results.

Yield

Current Yield. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Fund's current yield for the seven day period ended June 30, 1996, was 4.92%.

Effective Yield. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended June 30, 1996, was 5.04%.

This figure was obtained using the following SEC formula:

Effective Yield = [(Base Period Return + 1)365/7]-1

Other Performance Quotations

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.

Comparisons

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed-Income Fund Performance Analysis, and Lipper Mutual Fund Yield Survey - Measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

b) Bank Rate Monitor - A weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Bond Buyer - A daily publication that reports various articles as well as indexes.

d) Salomon Brothers Bond Market Roundup - A weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) IBC/Donoghue's Money Fund Report(R) - Industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

f) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - A statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

From time to time, advertisements may depict various ways in which investors may utilize the Fund to achieve their investment goals and various developments affecting the Fund, including historical developments in the securities markets. The following list reflects some of the illustrations that may appear in future advertisements: College Costs - College cost estimates will be used to show how an investment in the Fund can help an investor save for a child's college education. Information from the College Board may be cited.

Miscellaneous - The Fund may be used in shareholder newsletters as examples of how investors can meet long-term investment goals. Advertisements may indicate how Franklin Gift Certificates may be used to purchase shares of the Fund.

Advertisements may indicate that as an established presence in the municipal securities industry, Franklin currently manages over $40 billion in municipal bond assets. Franklin's municipal bond experience and knowledge of municipal issuers allows us to offer investment vehicles and services tailored to the needs of government investors.

Miscellaneous Information

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S. and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group has over $145 billion in assets under management for more than 4.1 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 115 U.S. based mutual funds to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.

The organization expenses attributable to the Fund are being amortized on a straight line basis over a period of five years from August 20, 1991, the effective date of the registration statement covering the Fund's shares. New investors buying shares after that date will be bearing these expenses during the amortization period only as the charges are accrued daily against investment income.

As of October 3, 1996, the principal shareholders of the Fund, beneficial or of record, were as follows:

Name and Address       Share Amount     Percentage
City of Santa Clara   12,331,950.590    16.84%
1991A Electric
 Revenue Bonds
1500 Warburton Ave
Santa Clara, CA
 95050-3713

Certus Financial Corp. 5,902,087.910    8.06%
As Investment Manager
 for Bear Stearns
 Companies Inc. Cash
 or Deferred Comp Plan
1 Bush Street, Suite 450
San Francisco, CA
 94104-4410

The Washington
 Trust Company         3,871,158.550    5.28%
23 Broad St
Westerly, RI 02891-1827

Visa International     4,761,061.160    6.50%
Collateral Posted by
 Special Account 5
900 Metro Center
Foster City, CA
 94404-2170

Sachem Trust
 National Assoc.      18,009,139.310    24.60%
23 Boston St
Guilford, CT 06437-2855

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Shareholders or prospective investors may utilize the Franklin/Templeton Hypothetical Illustrations Program as a useful tool in considering investments. The service, which is free of charge, enables an investor to make an actual, dollar-for-dollar performance comparison of any of the Trust's funds to any security, pool, or portfolio which the investor may currently be using. It is based on historical information. The investor simply chooses a series of the Trust to compare and provides Franklin with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which investors can use to compare to that of their own investment or portfolio.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Summary of Code of Ethics. Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

Financial Statements

The audited financial statements contained in the Annual Report to Shareholders of the Trust for the fiscal year ended June 30, 1996, including the auditors' report, are incorporated herein by reference.

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Fund's investment manager

Board - The Board of Trustees of the Trust

CD - Certificate of deposit

Code - Internal Revenue Code of 1986, as amended

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

Exchange - New York Stock Exchange

Franklin Templeton Group of Funds - All U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT Services - Franklin Templeton Services, Inc., the Fund's administrator

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Prospectus - The prospectus for the Fund dated November 1, 1996, as may be amended from time to time

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution which, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.









INSTITUTIONAL
FIDUCIARY TRUST

Franklin U.S. Government Agency
 Money Market Fund

STATEMENT OF
ADDITIONAL INFORMATION777 Mariners Island Blvd., P.O. Box 7777
NOVEMBER 1, 1996San Mateo, CA 94403-7777  1-800/321-8563

Contents                                 Page

How does the Fund Invest its Assets? ....   2

Investment Restrictions .................   2

Officers and Trustees ...................   3

Investment Management and
 Other Services .........................   7

How does the Fund Buy
 Securities For its Portfolio? ..........   8

How Do I Buy, Sell
 and Exchange Shares? ...................   8

How Are Fund Shares Valued? .............   9

Additional Information on
 Distributions and Taxes ................  10

The Fund's Underwriter ..................  11

How does the Fund
 Measure Performance? ...................  13

Miscellaneous Information ...............  14

Financial Statements ....................  15

Useful Terms and Definitions ............  15

When reading this SAI, you will see certain terms in capital letters. This means the term is explained under "Useful Terms and Definitions."

The Franklin U.S. Government Agency Money Market Fund (the " Fund") is a no-load, diversified series of the Institutional Fiduciary Trust (the "Trust"), an open end management investment company. The Fund's objectives are capital preservation and liquidity while seeking high current income consistent with capital preservation and liquidity. It seeks to achieve its objectives by investing only in U.S. government securities, which consist of marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government, its agencies or by various instrumentalities which have been established or sponsored by the U.S. government.

The Prospectus, dated November 1, 1996, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/321-8563 or write the Fund at the address shown.

This SAI is not a prospectus. It contains information in addition to and in more detail than set forth in the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.

Mutual funds, annuities, and other investment products:

o are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

o are not deposits or obligations of, or guaranteed or endorsed by any bank;

o are subject to investment risks, including the possible loss of principal.

How does the Fund Invest its Assets?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

To achieve its goal, the Fund invests only in securities issued by the U.S. government, its agencies or instrumentalities. At least 65% of the Fund's net assets will be invested in notes, bonds, discount notes and other short-term securities, which mature in 13 months or less, of U.S. government agencies or instrumentalities, such as the Federal Farm Credit System, Federal Home Loan Banks, Student Loan Marketing Association, and Tennessee Valley Authority. The Fund may also invest directly in U.S. Treasury bills, notes and bonds. Some of the short-term U.S. government securities the Fund may buy carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates generally reduce changes in the market of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities. The Fund may buy variable rate U.S. government securities if the Board determines that the interest rate, as adjusted, will cause the instrument to have a current market value that approximates its par value on the adjustment date.

Credit Union Investment Regulations

This section summarizes the Fund's investment policies, under which, in the opinion of the Trust and based on the Trust's understanding of laws and regulations governing investments by federal credit unions on October 30, 1996, the Fund would be a permissible investment for federal credit unions. CREDIT UNION INVESTORS ARE ADVISED TO CONSULT THEIR OWN LEGAL ADVISERS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM.

All investments of the Fund will be subject to the following limitations:

 (a) The Fund may invest only in obligations of, or securities guaranteed as to principal and interest by, the U.S. Government or its agencies and instrumentalities.

 (b) All purchases and sales of securities will be settled on a cash basis within 30 days of the trade date. However, the Fund may agree to settle a purchase or sale transaction on a specific date up to 120 days after the trade date if, on the trade date, the Fund has cash flow projections evidencing its ability to complete the purchase or the Fund owns the security it has agreed to sell.

(c) The Fund will not engage in repurchase agreements or reverse repurchase agreements.

(d) The Fund will not engage in (1) futures or options transactions; (2) short sales; or (3) purchases of zero-coupon bonds which mature more than ten years after the purchase date.

 (e) The Fund will not invest in mortgage related securities.

Investment Restrictions

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

 2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the Fund, or (b) by the loan of its portfolio securities in accordance with the policies of the Fund.

 3. Invest in any issuer for purposes of exercising control or management except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale, which are not readily marketable, if, as a result, more than 10% of the total assets of the Fund would be invested in such securities except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the Fund.

 6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 7. Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable to the extent all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Fund as described in its Prospectus specify otherwise.

 8. Act as underwriter of securities issued by other persons except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.

12. The Fund will not invest more than 5% of its total assets in the securities of companies (including predecessors) which have been in continuous operation for less than three years.

In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without the approval of shareholders) not to invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

Officers and Trustees

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                         Positions and Offices    Principal Occupation During
Name, Age and Address    with the Trust           Past Five Years

Frank H. Abbott, III (75)
1045 Sansome St.
San Francisco, CA 94111
Trustee

President  and  Director,   Abbott  Corporation  (an  investment  company);  and
director, trustee or managing general partner, as the case may be, of 31 of the investment companies in the Franklin Group of Funds.

Harris J. Ashton (64)
General Host Corporation
Metro Center, 1 Station Place
Stamford, CT 06904-2045
Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods; and director, trustee or managing general partner, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

S. Joseph Fortunato (64)
Park Avenue at Morris County
P. O. Box 1945
Morristown, NJ 07962-1945
Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director of General Host Corporation; director, trustee or managing general partner, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.

David W. Garbellano (81)
111 New Montgomery St., #402
San Francisco, CA 94105
Trustee

Private Investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director, trustee or managing general partner, as the case may be, of 30 of the investment companies in the Franklin Group of Funds.

* Charles B. Johnson (63)
777 Mariners Island Blvd.
San Mateo, CA 94404
Chairman of the Board and Trustee

President and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and General Host Corporation; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 56 of the investment companies in the Franklin Templeton Group of Funds.

* Charles E. Johnson (40)
500 East Broward Blvd.
Fort Lauderdale, FL
33394-3091
President and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Institutional Services Corporation; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and officer and/or director or trustee, as the case may be, of 39 of the investment companies in the Franklin Templeton Group of Funds.

* Rupert H. Johnson, Jr. (56)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the investment companies in the Franklin Templeton Group of Funds. Frank W. T. LaHaye (67) Trustee 20833 Stevens Creek Blvd. Suite 102 Cupertino, CA 95014 General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Office Systems, Inc.; Director, FischerImaging Corporation; and director, trustee or managing general partner, as the case may be, of 26 of the investment companies in the Franklin Group of Funds.

Gordon S. Macklin (68)
8212 Burning Tree Road
Bethesda, MD 20817
Trustee

Chairman, White River

Corporation (information services); Director, Fund American Enterprises Holdings, Inc., MCI Communications, Inc., MedImmune, Inc. (biotechnology), InfoVest Corporation (information services), Fusion Systems Corporation (industrial technology), and Source One Mortgage Services Corporation (information services); and director, trustee or managing general partner, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds; and formerly held the following positions: Chairman, Hambrecht and Quist Group; Director, H & Q Healthcare Investors; and President, National Association of Securities Dealers, Inc.

  Harmon E. Burns (51)        Vice President
  777 Mariners Island Blvd.
  San Mateo, CA 94404

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

  Kenneth V. Domingues (64)   Vice President - Financia
  777 Mariners Island Blvd.   Reporting  and Accounting
  San Mateo, CA 94404         Standards


Senior Vice President, Franklin Resources, Inc., Franklin Advisers, Inc., and Franklin Templeton Distributors, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or managing general partner, as the case may be, of 37 of the investment companies in the Franklin Group of Funds.

  Martin L. Flanagan (36)     Vice President
  777 Mariners Island Blvd.   and Chief
  San Mateo, CA 94404         Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; officer of most other subsidiaries of Franklin Resources, Inc.; and officer, director and/or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

  Deborah R. Gatzek (47)      Vice President
  777 Mariners Island Blvd.   and Secretary
  San Mateo, CA 94404

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and officer of 60 of the investment companies in the Franklin Templeton Group of Funds.

  Diomedes Loo-Tam (57)       Treasurer and
  777 Mariners Island Blvd.   Principal
  San Mateo, CA 94404         Accounting
                              Officer

Employee of Franklin Advisers, Inc.; and officer of 37 of the investment companies in the Franklin Group of Funds.

  Thomas J. Runkel (38)       Vice President
  777 Mariners Island Blvd.
  San Mateo, CA 94404

Employee of Franklin Advisers, Inc. and officer of four of the investment companies in the Franklin Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated Board members are currently paid $200 per month plus $200 per meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.


                                                            Total Fees       Number of Boards in
                                           Total Fees    Received from the  the Franklin Templeton
                                          Received from Franklin Templeton   Group of Funds on
Name                                       the Trust*    Group of Funds**   Which Each Serves***
--------------------------------------------------------------------------------------------------
Frank H. Abbott, III....................    $4,800           $162,420                31
Harris J. Ashton........................     4,800            327,925                55
S. Joseph Fortunato.....................     4,800            344,745                57
David Garbellano........................     4,800            146,100                30
Frank W.T. LaHaye.......................     4,600            143,200                26
Gordon S. Macklin.......................     4,800            321,525                52

*For the fiscal year ended June 30, 1996.

**For the calendar year ended December 31, 1995.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 60 registered investment companies, with approximately 166 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 3, 1996, the officers and Board members, as a group, did not own any of the Fund's total outstanding shares. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

Investment Management and Other Services

Investment Manager and Services Provided. Advisers is the investment manager of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities.

Advisers provides office space and furnishings, facilities and equipment required for managing the business affairs of the Fund. Advisers also maintains all internal bookkeeping, clerical, secretarial and administrative personnel and services and provides certain telephone and other mechanical services. Advisers is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund.

Advisers acts as investment manager or administrator to 36 U.S. registered investment companies with 124 separate series. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages or administers. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics.

Management Fees. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 15/100 of 1% of the Fund's average daily net assets.

The management fee will be reduced as necessary to comply with the most stringent limits on Fund expenses of any state where the Fund offers its shares. Currently, the most restrictive limitation on a fund's allowable expenses for each fiscal year, as a percentage of its average net assets, is 2.5% of the first $30 million in assets, 2% of the next $70 million, and 1.5% of assets over $100 million. Expense reductions have not been necessary based on state requirements.

For the fiscal years ended June 30, 1994, 1995, and 1996, management fees, before any advance waiver, totaled $2,973, $21,314 and $115,022, respectively. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling $0, $0 and $94,095 for the same periods.

Management Agreement. The management agreement is in effect until February 28, 1997. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Fund Administration. FT Services, a wholly owned subsidiary of Resources, provides certain administrative services and facilities for the Fund, including preparation and maintenance of books and records, preparation of tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is employed through a subcontract with Advisers and receives a monthly fee equivalent on an annual basis to 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets in excess of $1.2 billion. These fees are not separate expenses of the Fund, but are paid by Advisers.

Shareholder Servicing Agent. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Custodians. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. Bank of America NT & SA, 555 California Street, 4th Floor, San Francisco, California 94104, acts as custodian for cash received in connection with the purchase of Fund shares. Citibank Delaware, One Penn's Way, New Castle, Delaware 19720, acts as custodian in connection with transfer services through bank automated clearing houses. The custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996.

How does the Fund Buy
Securities For its Portfolio?

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services received by Advisers from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients.

No broker or dealer affiliated with the Trust or with Advisers may purchase securities from, or sell securities to, the Fund.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

Depending on Advisers' view of market conditions, the Fund may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Fund may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1994, 1995 and 1996, the Fund paid no brokerage commissions. As of June 30, 1996, the Fund did not own securities of its regular broker-dealers.

How Do I Buy, Sell and Exchange Shares?

Additional Information on Buying Shares

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

Payments transmitted by wire and received by the custodian and reported by the custodian to the Fund prior to 3:00 p.m. Pacific time on any business day are normally effective on the same day as received, provided the Fund is timely notified as described in the Fund's Prospectus. Wire payments received or reported by the custodian to the Funds after the time set forth above will be effective on the next business day. Payments transmitted by check or other negotiable bank draft will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks.

Once shares of the Fund are purchased, they begin earning income immediately, and income dividends will start being credited to your account on the effective date of purchase and continue through the business day prior to the business day those shares are sold.

Additional Information on Exchanging Shares

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

Additional Information on Selling Shares

The Fund will attempt to make payment for all shares redeemed within one business day, but in no event later than seven days after receipt by the Fund of the redemption request in proper form. The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the Exchange is closed for periods other than weekends and holidays or when trading on the Exchange is restricted as determined by the SEC; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other periods as the SEC by order may permit for the protection of the shareholders of a Fund. At various times, the Fund may be requested to redeem shares for which it has not yet received proper payment. Accordingly, the Fund may delay the sending of redemption proceeds until such time as it has assured itself that proper payment has been collected for the purchase of those shares.

Redemptions in Kind. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

General Information

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency, or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

Special Services. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. Fees for special services will not increase the expenses borne by the Fund.

How are Fund Shares Valued?

The valuation of the Fund's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Fund would receive less investment income. The opposite would be true in a period of rising interest rates.

The Fund's use of amortized cost, which helps it maintain its Net Asset Value per share of $1.00, is permitted by a rule adopted by the SEC. Under this rule, the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Fund must also invest only in those U.S. dollar-denominated instruments that the Board determines present minimal credit risks. This means that they must be rated in one of the two highest rating categories by nationally recognized statistical rating agencies, or if unrated be deemed comparable in quality, or be instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories.

The Board has agreed to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. These procedures will include a review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine if the Fund's Net Asset Value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If the deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

Additional Information on Distributions and Taxes

Distributions

The Fund's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share) less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Fund.

Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a $1.00 per share Net Asset Value and may result in under or over distributions of investment company taxable income.

The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Fund's portfolio is composed of short-term securities, the Fund does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Fund (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward or post October loss deferral) will generally be distributed once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distribution of capital gains will be reinvested in additional Fund shares at Net Asset Value, unless you have previously elected to have them paid in cash.

The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss, or unexpected fluctuation in net assets. Taxes

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by a Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare and pay these dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether the distributions are received in cash or in additional shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a Fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid which may qualify for such tax-free treatment. You should then consult with your tax advisor with respect to the application of state and local laws to these distributions.

Redemptions and exchanges of Fund shares are taxable events and may result in a capital gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to these shares. However, since the Fund seeks to maintain a stable net asset value of $1.00 per share for both purchases and redemptions, you are not expected to realize a capital gain or loss upon the sale or exchange of Fund Shares.

The federal income tax treatment of dividends and distributions is the same whether received in cash or reinvested in Fund shares.

The Fund's Underwriter

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for shares of the Fund. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice. Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

The Fund's Rule 12b-1 Plan

The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.30% of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

Pursuant to the plan, Distributors or others will be entitled to be reimbursed each quarter (up to the maximum as stated above) for actual expenses incurred in the distribution and promotion of Fund shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a prorated portion of Distributors' overhead expenses attributable to the distribution of Fund shares, as well as any distribution or service fees paid to securities dealers or their firms or others who have executed a servicing agreement with the Fund, Distributors or its affiliates.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then those payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to, or reimbursed in, subsequent years.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.

For the fiscal year ended June 30, 1996, Distributors had eligible expenditures of $177,349 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Plan, of which the Fund paid Distributors $169,560.

How does the Fund Measure Performance?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance is not necessarily indicative of future results.

Yield

Current Yield. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Fund's current yield for the seven day period ended June 30, 1996, was 4.85%.

Effective Yield. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended June 30, 1996, was 4.97%.

This figure was obtained using the following SEC formula:

Effective Yield = [(Base Period Return + 1)365/7]-1

Other Performance Quotations

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.

Comparisons
To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed-Income Fund Performance Analysis, and Lipper Mutual Fund Yield Survey - Measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

b) Bank Rate Monitor - A weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Bond Buyer - A daily publication that reports various articles as well as indexes.

d) Salomon Brothers Bond Market Roundup - A weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) IBC/Donoghue's Money Fund Report(R) - Industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

f) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - A statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

From time to time, advertisements may depict various ways in which investors may utilize the Fund to achieve their investment goals and various developments affecting the Fund, including historical developments in the securities markets. The following list reflects some of the illustrations that may appear in future advertisements:

College Costs - College cost estimates will be used to show how an investment in the Fund can help an investor save for a child's college education. Information from the College Board may be cited. Miscellaneous - The Fund may be used in shareholder newsletters as examples of how investors can meet long-term investment goals. Advertisements may indicate how Franklin Gift Certificates may be used to purchase shares of the Fund.

Advertisements may indicate that as an established presence in the municipal securities industry, Franklin currently manages over $40 billion in municipal bond assets. Franklin's municipal bond experience and knowledge of municipal issuers allows us to offer investment vehicles and services tailored to the needs of government investors.

Miscellaneous Information

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S. and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group has over $145 billion in assets under management for more than 4.1 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 115 U.S. based mutual funds to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.

As of October 3, 1996, the principal shareholders of the Fund, beneficial or of record, were as follows:

Name and Address                                    Share Amount   Percentage
--------------------------------------------------------------------------------
Franklin Resources, Inc..........................   5,678,755.030     7.14%
Attn: Corp. Accounting #95
1850 Gateway 6th Floor
San Mateo, CA 94404-2467
Republic Bank California NA......................  54,120,739.900   68.07%
445 N. Bedford Dr. 2nd Floor
Beverly Hills, CA 90210-4302
Sachem Trust National Assoc......................   7,295,877.150     9.17%
23 Boston St
Guilford, CT 06437-2855

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Shareholders or prospective investors may utilize the Franklin/Templeton Hypothetical Illustrations Program as a useful tool in considering investments. The service, which is free of charge, enables an investor to make an actual, dollar-for-dollar performance comparison of any of the Trust's funds to any security, pool, or portfolio which the investor may currently be using. It is based on historical information. The investor simply chooses a series of the Trust to compare and provides Franklin with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which investors can use to compare to that of their own investment or portfolio.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Summary of Code of Ethics. Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

Financial Statements

The audited financial statements contained in the Annual Report to Shareholders of the Trust for the fiscal year ended June 30, 1996, including the auditors' report, are incorporated herein by reference.

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Fund's investment manager

Board - The Board of Trustees of the Trust

CD - Certificate of deposit

Code - Internal Revenue Code of 1986, as amended

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

Exchange - New York Stock Exchange

Franklin Templeton Group of Funds - All U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT Servcices - Franklin Templeton Services, Inc., the Fund's administrator I nvestor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Prospectus - The prospectus for the Fund dated November 1, 1996, as may be amended from time to time

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution which, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.



INSTITUTIONAL
FIDUCIARY TRUST

Money Market Portfolio and
Franklin U.S. Government Securities
Money Market Portfolio

STATEMENT OF
ADDITIONAL INFORMATION
NOVEMBER 1, 1996

777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777 1-800/DIAL BEN

Contents                                    Page

How does the Fund Invest its Assets?....    2

Investment Restrictions.................    3

Officers and Trustees...................    5

Investment Management and
 Other Services ........................    9

How does the Portfolio Buy
 Securities for its Portfolio?..........   10

How do I Buy, Sell and Exchange Shares?.   11

How are Fund Shares Valued?.............   12

Additional Information on
 Distributions and Taxes................   13

The Fund's Underwriter..................   14

How does the Fund
 Measure Performance?...................   15

Miscellaneous Information...............   16

Financial Statements....................   17

Useful Terms and Definitions............   17

Appendices

 Summary of Procedures to Monitor
 Conflicts of Interest..................   18

 California Government Code
 Section 53601..........................   18

 California Government Code
 Section 53635..........................   22

 Description of Ratings.................   25

When reading this SAI, you will see certain terms that are capitalized. This means the term is explained under "Useful Terms and Definitions."

Mutual funds, annuities, and other investment products:

o are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

o are not deposits or obligations of, or guaranteed or endorsed by any bank;

o are subject to investment risks, including the possible loss of principal.

The Money Market Portfolio (the "Money Fund") and the Franklin U.S. Government Securities Money Market Portfolio (the "U.S. Securities Fund") are two no-load diversified series of the Institutional Fiduciary Trust (the "Trust"). References in this SAI to the "Fund", unless the context indicates that only an individual fund is being referenced, is to both the Money Fund and the U.S. Securities Fund. The investment objectives of the Money Fund are high current income consistent with capital preservation and liquidity. The investment objectives of the U.S. Securities Fund are capital preservation and liquidity while seeking high current income consistent with capital preservation and liquidity.

The Money Fund seeks to achieve its investment objectives by investing all of its assets in shares of the Money Market Portfolio (the "Money Portfolio") and the U.S. Securities Fund by investing in the U.S. Government Securities Money Market Portfolio (the "U.S. Securities Portfolio"). References in this SAI to the "Portfolio," unless the context indicates that only an individual portfolio is being referenced, are to both the Money Portfolio and the U.S. Securities Portfolio. The Portfolio is a series of the Money Market Portfolios ("Money Market"). The Money Portfolio may invest in various types of money market instruments that consist of U.S. government and federal agency obligations, certificates of deposit, bankers' acceptances, time deposits of major financial institutions, high grade commercial paper, high grade, short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities). The Portfolio may invest in Eurodollar as well as Yankee Dollar Certificates of Deposit. The Money Portfolio will not invest in warrants.

The U.S. Securities Portfolio may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government and repurchase agreements with respect to obligations issued or guaranteed by the U.S. government and supported by the full faith and credit of the U.S. government.

The Prospectus, dated November 1, 1996, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/321-8563 or write the Fund at the address shown.

This SAI is not a prospectus. It contains information in addition to and in more detail than set forth in the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.

How does the Fund Invest its Assets?

The following provides more detailed information about some of the securities the Portfolio may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

The investment policies of the Fund, fundamental and nonfundamental, are identical to those described below for the Portfolio except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objectives and substantially similar policies and restrictions as the Fund.

The achievement of the Portfolio's objectives will depend on market conditions generally and on Advisers' analytical and portfolio management skills. It should also be noted that because the Portfolio is limiting its investments to high quality securities, there will be a generally lower yield than if the Portfolio purchased securities with a lower rating and correspondingly greater risk. The value of the securities held will fluctuate inversely with interest rates, therefore there is no assurance that the Portfolio's, and thus the Fund's, objectives will be achieved.

In addition, because of short-term variations in market or business conditions, management's revised evaluation of a portfolio security or the need to obtain cash to meet redemptions, the Portfolio may sell portfolio securities prior to maturity. The Portfolio may also invest in deposits fully insured by the U.S. government, its agencies or instrumentalities. Such deposits may include deposits in banking and savings institutions up to the limit (currently $100,000 per depository) of the insurance on principal provided by the Federal Deposit Insurance Corporation. Such deposits are frequently combined in larger units by an intermediate bank or other institution.

When-Issued or Delayed-Delivery Transactions. Although the Money Portfolio will generally purchase municipal securities on a when-issued basis with the intention of acquiring such securities, it may sell such securities before the settlement date if it is deemed advisable. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. When the Money Portfolio is the buyer in the transaction, it will keep in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of the purchase commitments until payment is made. To the extent the Money Portfolio engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.

Loans of Portfolio Securities. The Money Portfolio may make loans of its portfolio securities, up to 25% of its total assets, in accordance with guidelines adopted by Money Market's Board of Trustees. The lending of securities is a common practice in the securities industry. Money Portfolio will engage in security loan arrangements with the primary objective of increasing the Money Portfolio's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Money Portfolio will continue to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. Money Portfolio will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Loans will be subject to termination by the Money Portfolio in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to Money Portfolio and its shareholders. Money Portfolio may pay reasonable finders', borrowers', administrative and custodial fees in connection with a loan of its securities.

Credit Union Investment Regulations Applicable to an Investment in the U.S. Securities Fund

This section summarizes the U.S. Securities Fund's investment policies under which, in the opinion of the Trust and based on the Trust's understanding of laws and regulations governing investments by federal credit unions on October 30, 1996, the Fund would be a permissible investment for federal credit unions. CREDIT UNION INVESTORS ARE ADVISED TO CONSULT THEIR OWN LEGAL ADVISERS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUNDS CONSTITUTE LEGAL INVESTMENTS FOR THEM.

All investments of the U.S. Securities Fund will be subject to the following limitations:

(a) The U.S. Securities Fund may invest only in (1) obligations of, or securities guaranteed as to principal and interest by, the U.S. government or its agencies and instrumentalities, including repurchase agreements involving such obligations and securities, and (2) time and savings deposits in financial institutions whose accounts are insured by the FDIC.

(b) All purchases and sales of securities will be settled on a cash basis within 30 days of the trade date. However, the U.S. Securities Fund may agree to settle a purchase or sale transaction on a specific date up to 120 days after the trade date if, on the trade date, the Fund has cash flow projections evidencing its ability to complete the purchase or the Fund owns the security it has agreed to sell.

(c) Any repurchase agreements, in which the U.S. Securities Fund purchased U.S. government securities subject to resale to a bank or dealer at an agreed-upon price and date, will be subject to these conditions: the value of the U.S. government securities will equal or exceed the initial price of the repurchase agreement, plus interest; and a custodian of the Fund will hold the U.S. government securities in an account for the benefit of the Fund.

(d) In the event that the U.S. Securities Fund were to engage in reverse repurchase transactions, the Fund would, in addition to abiding by its fundamental policies and SEC regulations with respect to borrowing, engage in reverse repurchase transactions involving only securities with maturity dates earlier than the closing date of the reverse repurchase agreement.

(e) The U.S. Securities Fund will not engage in (1) futures or options transactions; (2) short sales; or (3) purchases of zero-coupon bonds which mature more than ten years after the purchase date.

(f) The U.S. Securities Fund will not invest in mortgage related securities.

Portfolio Turnover Rate. Because the Portfolio will not purchase any instrument with a remaining maturity of greater than 397 calendar days, it is not expected to have any reportable annual portfolio turnover rate.

Investment Restrictions

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 (1) Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Fund's total asset value.

 (2) Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described above.

 (3) Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (4) Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 (5) Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreements, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the Fund.

 (6) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (7) Invest more than 25% of its assets in securities of any industry, although, for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Fund, as described in the Prospectus, specify otherwise.

 (8) Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (9) Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

(10) Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

(11) Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

In addition to the above restrictions, the Fund has the following fundamental policies, which may only be changed with shareholder approval: i) the U.S. Securities Fund may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or which carry a guarantee supported by the full faith and credit of the U.S. government; or in another open-end investment company (such as the U.S. Securities Portfolio) that has a fundamental policy to invest in these types of securities; ii) the Fund will invest 100% of its assets in securities with remaining maturities of 397 days or less, or in another open-end management investment company that has the same fundamental investment policy; iii) the Money Fund will invest primarily in various types of money market instruments, such as U.S. government and federal agency obligations, certificates of deposit, banker's acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities) and may seek its objectives by investing all or substantially all of its assets in an open-end management investment company with the same investment objectives and policies; iv) the Money Fund may not purchase the securities of any one issuer (other than obligations of the U.S. government, its agencies or instrumentalities) if, immediately thereafter, more than 5% of the value of its total assets would be invested in the securities of any one issuer with respect to 75% of the Money Fund's total assets (pursuant to an operating policy on diversification adopted by the Board and the Board of Trustees of Money Market to comply with requirements under SEC Rule 2a-7, the 5% limitation applies to the Portfolio's total assets and is more restrictive than the Fund's fundamental policy), or more than 10% of the outstanding voting securities of any one issuer would be owned by the Money Fund, except that this policy does not apply to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund; and v) the Money Fund may not invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for less than three years, nor invest more than 25% of its total assets in any particular industry, except that this policy is inapplicable to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund.

In addition to these fundamental policies, it is the present policy of the Funds, which may be changed without shareholder approval, not to invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development program.

To continue its money market status in Texas, the Money Fund and its respective Portfolio will comply with Section 123.3 of the Texas Administrative Code (as stated in Conditions 1-7 listed in Form 133.26, entitled "Request for Determination as a Money Market Fund," with the understanding that Condition 4 excludes expenses of the Money Fund's transfer agent associated with shareholder recordkeeping and reporting).

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

Money Market's trustees have elected to value the Portfolio's assets in accordance with SEC Rule 2a-7. This rule also imposes various restrictions on the Portfolio which are, in some cases, more restrictive than the Portfolio's other stated fundamental policies and investment restrictions. The rule provides that any fund which holds itself out as a money market fund must follow certain portfolio provisions of the rule regarding the maturity and quality of each portfolio investment, and the diversity of such investments. The Portfolio must comply with these provisions unless its shareholders vote to change its policy of being a money market fund.

Officers and Trustees

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Trust under the 1940 Act are indicated by an asterisk (*).

                         Positions and Offices    Principal Occupation During
Name, Age and Address    with the Trust           the Past Five Years

Frank H. Abbott, III (75)
1045 Sansome St.
San Francisco, CA 94111
Trustee

President and Director, Abbott Corporation (an investment company); and director, trustee or managing general partner, as the case may be, of 31 of the investment companies in the Franklin Group of Funds.

Harris J. Ashton (64)
General Host Corporation
Metro Center, 1 Station Place
Stamford, CT 06904-2045
Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods; and director, trustee or managing general partner, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

S. Joseph Fortunato (64)
Park Avenue at Morris County
P. O. Box 1945
Morristown, NJ 07962-1945
Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director of General Host Corporation; director, trustee or managing general partner, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.

David W. Garbellano (81)
111 New Montgomery St., #402
San Francisco, CA 94105
Trustee

Private Investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director, trustee or managing general partner, as the case may be, of 30 of the investment companies in the Franklin Group of Funds.

* Charles B. Johnson (63)
777 Mariners Island Blvd.
San Mateo, CA 94404
Chairman of the Board and Trustee

President and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and General Host Corporation; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 56 of the investment companies in the Franklin Templeton Group of Funds.

* Charles E. Johnson (40)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091
President and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Institutional Services Corporation; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and officer and/or director or trustee, as the case may be, of 39 of the investment companies in the Franklin Templeton Group of Funds.

* Rupert H. Johnson, Jr. (56)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the investment companies in the Franklin Templeton Group of Funds.

Frank W. T. LaHaye (67)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014
Trustee

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Office Systems, Inc.; Director, FischerImaging Corporation; and director or trustee or managing general partner, as the case may be, of 26 of the investment companies in the Franklin Group of Funds.

Gordon S. Macklin (68)
8212 Burning Tree Road
Bethesda, MD 20817
Trustee

Chairman, White River Corporation (information services); Director, Fund American Enterprises Holdings, Inc., MCI Communications, Inc., MedImmune, Inc. (biotechnology), InfoVest Corporation (information services), Fusion Systems Corporation (industrial technology), and Source One Mortgage Services Corporation (information services); and director, trustee or managing general partner, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds; and formerly held the following positions: Chairman, Hambrecht and Quist Group; Director, H & Q Healthcare Investors; and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (51)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of most other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

Kenneth V. Domingues (64)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President - Financial Reporting and Accounting Stardards

Senior Vice President, Franklin Resources, Inc., Franklin Advisers, Inc., and Franklin Templeton Distributors, Inc.; officer and/or director, as the case may be, of most other subsidiaries of Franklin Resources, Inc.; and officer and/or managing general partner, as the case may be, of 37 of the investment companies in the Franklin Group of Funds.

Martin L. Flanagan (36)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Chief Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; officer of most other subsidiaries of Franklin Resources, Inc.; and officer, director and/or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (47)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and officer of 60 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (57)
777 Mariners Island Blvd.
San Mateo, CA 94404
Treasurer and Principal Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 37 of the investment companies in the Franklin Group of Funds.

Thomas J. Runkel (38)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Employee of Franklin Advisers, Inc. and officer of four of the investment companies in the Franklin Group of Funds.

The officers and directors of the Trust are also officers and trustees of Money Market, except as follows: Thomas J. Runkel, Vice President of the Trust is not an officer or trustee of Money Market; and Edward V. McVey and R. Martin Wiskemann are officers of the Money Market but not the Trust.

                         Positions and Offices    Principal Occupation During
Name, Age and Address    with Money Market        the Past Five Years

Edward V. McVey (59)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Senior Vice President/National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 32 of the investment companies in the Franklin Group of Funds.

R. Martin Wiskemann (69)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President, Treasurer and Director, ILA Financial Services, Inc. and Arizona Life Insurance Company of America; and officer and/or director, as the case may be, of 21 of the investment companies in the Franklin Group of Funds.

The tables above show the officers and Board members and the trustees of Money Market who are affiliated with Distributors and Advisers. Nonaffiliated Board members are currently paid $200 per month plus $200 per meeting attended. Nonaffiliated trustees of Money Market are currently paid $50 per month plus $50 per meeting attended. As shown above, some of the nonaffiliated Board members and trustees of Money Market also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and trustees of Money Market by the Trust, by Money Market, and by other funds in the Franklin Templeton Group of Funds.

                                                                                                    Number of Boards
                                                                           Total Fees               in the Franklin
                                     Total Fees        Total Fees          Received from the        Templeton Group
                                     Received from     Received from       Franklin Templetonof     Funds on Which
Name                                 the Trust*        Money Market*       Group of Funds**         Each Serves***

Frank H. Abbott, III...............     $4,800         $1,200                   $162,420                 31

Harris J. Ashton...................      4,800         1,200                    327,925                  55

S. Joseph Fortunato................      4,800         1,200                    344,745                  57

David W. Garbellano................      4,800         1,200                    146,100                  30

Frank W.T. LaHaye..................      4,600         1,150                    143,200                  26

Gordon S. Macklin..................      4,800         1,200                    321,525                  52


*For the fiscal year ended June 30, 1996.

**For the calendar year ended December 31, 1995.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of Money Market are responsible. The Franklin Templeton Group of Funds currently includes 60 registered investment companies, with approximately 166 U.S. based funds or series.

Nonaffiliated members of the Board and trustees of Money Market are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member or trustee of Money Market received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund, Money Market or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of Money Market who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 3, 1996, no officers or Board members owned of record and beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

Investment Management
and Other Services

Investment Manager and Administrator and Services Provided. Advisers is the investment manager of the Portfolio and is also the administrator of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Portfolio to buy, hold or sell and the selection of brokers through whom the Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of Money Market to whom Advisers renders periodic reports of the Portfolio's investment activities.

Advisers provides office space, furnishings, facilities and equipment required for managing the business affairs of the Portfolio. Advisers also maintains all internal bookkeeping, clerical, secretarial and administrative personnel and services and provides certain telephone and other mechanical services. Advisers is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund and the Portfolio.

Advisers acts as investment manager or administrator to 36 U.S. registered investment companies with 124 separate series. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Portfolio. Similarly, with respect to the Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Portfolio or other funds that it manages or administers. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics.

Advisers agreed in advance to waive a portion of its fees under the administration and management agreements in order to reduce the total expenses. This arrangement may be terminated by Advisers at any time after June 30, 1997 upon notice to the Board.

For the fiscal years ended June 30, 1994, 1995 and 1996, the management fees for the Money Portfolio, before any advance waiver were $463,296, $1,823,637 and $3,162,519, respectively. Management fees paid by the Money Portfolio for the fiscal years ended June 30, 1994, 1995 and 1996 were $415,665, $1,730,028 and
$3,034,014, respectively. For the fiscal years ended June 30, 1994, 1995 and 1996, the management fees for the U.S. Securities Portfolio, before any advance waiver were $355,778, $634,994 and $542,615, respectively. Management fees paid by the U.S. Securities Portfolio for the fiscal years ended June 30, 1994, 1995 and 1996 were $304,633, $581,495 and $424,648, respectively.

The management agreement for the Portfolio is in effect until February 28, 1997. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of Money Market who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of Money Market), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty by the Board of Trustees of Money Market on 30 days' written notice to Advisers or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

The table below shows the administration fees, before any advance waiver by Advisers, for the fiscal years ended June 30, 1994, 1995 and 1996, respectively.

June 30

                         1994           1995           1996

Money Fund....           $154,317       $123,118       $154,740

U.S. Securities
Fund.........            $118,962       $139,800       $98,326

The Money Fund and the U.S. Securities Fund paid no administration fees for the fiscal years ended June 30, 1994 and 1995. For fiscal year ended June 30, 1996, the Money Fund paid administration fees of $28,073 and the U.S. Securities Fund paid $74,881.

Shareholder Servicing Agent. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Custodians. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. Bank of America NT & SA, 555 California Street, 4th Floor, San Francisco, California 94104, acts as custodian for cash received in connection with the purchase of Fund shares. Citibank Delaware, One Penn's Way, New Castle, Delaware 19720, acts as custodian in connection with transfer services through bank automated clearing houses. The custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996.

How does the Portfolio Buy
Securities For its Portfolio?

The Fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services received by Advisers from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio.

Depending on Advisers' view of market conditions, the Portfolio may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1994, 1995 and 1996, the Portfolio paid no brokerage commissions.

As of June 30, 1996, neither the Fund nor the Portfolio owned securities of its regular broker-dealers.

How do I Buy, Sell and Exchange Shares?

Additional Information on Buying Shares

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

The purchase price for shares of the Fund is the net asset value of the shares next determined after receipt and acceptance of a purchase order in proper form. Once shares of the Fund are purchased, they begin earning income immediately, and income dividends will start being credited to your account on the effective date of purchase and continue through the business day prior to the business day you redeem the shares.

All purchases of Fund shares will be credited to you, in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued.

The Fund reserves the right to reject any order for the purchase of shares of the Fund and to waive any minimum investment requirements. The offering of shares by the Fund may also be suspended at any time and resumed at any time after suspension.

Additional Information on Exchanging Shares

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

Additional Information on Selling Shares

Redemptions in Kind. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

Shareholder Redemptions

The Fund will attempt to make payment for all shares redeemed on the day your request is submitted, provided the Fund is timely notified as described in the Fund's Prospectus, but in no event later than seven days after receipt by the Fund of your redemption request in proper form. The Fund reserves the right, however, to suspend redemptions or postpone the date of payment during any period when (1) trading on the Exchange is closed for periods other than weekends and holidays; (2) trading on the Exchange is restricted or an emergency exists, as determined by the SEC, so that disposal of portfolio securities or valuation of the net assets of the Fund is not reasonably practicable; or (3) for such other period as the SEC, by order, may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received proper payment. Accordingly, the Fund may delay the sending of redemption proceeds until such time as it has assured itself that proper payment has been collected for the purchase of such shares.

Redemptions by the Fund

The Fund reserves the right to redeem, involuntarily, at net asset value, the shares of any shareholder whose account has a value of less than one-half the minimum initial required investment for that shareholder, if any, but only where the value of such account has been reduced by the shareholder's prior voluntary redemption of shares. Prior to effecting any such involuntary redemption, the Fund shall notify the shareholder and allow the shareholder 30 days to make an additional investment in an amount which will increase the aggregate value of the account in the Fund to at least the minimum initial required investment.

General Information

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All wires sent and received by the custodian bank and reported by the custodian bank to the Fund by 3.00 p.m. Pacific time, except on holidays, the day before a holiday or the day after a holiday, are normally effective on the same day, provided the Fund is notified on time as provided in the Prospectus. All wire payments received or reported by the custodian bank to the Fund after 3:00 p.m. will be effective on the next business day. All checks or other negotiable bank drafts will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks are accepted subject to collection at full face value in U.S. funds Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a longer period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

How are Fund Shares Valued?

The valuation of the Portfolio's securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.

The Portfolio's use of amortized cost, which helps the Portfolio maintain its Net Asset Value per share of $1.00, is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must adhere to certain conditions. The Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Portfolio must also invest only in those U.S. dollar-denominated instruments that the Board of Trustees of Money Market determines present minimal credit risks. This means that they must be rated in one of the two highest rating categories by nationally recognized statistical rating agencies, or if unrated be deemed comparable in quality, or be instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.

The Board of Trustees of Money Market has agreed to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1.00, as computed for the purpose of sales and redemptions. These procedures will include a review of the Portfolio's holdings by the Board of Trustees of Money Market, at such intervals as it may deem appropriate, to determine if the Portfolio's Net Asset Value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees of Money Market. If a deviation exceeds 1/2 of 1%, the trustees of Money Market will promptly consider what action, if any, will be initiated. In the event the Board of Trustees of Money Market determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, they will take corrective action that they regard as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind or establishing a Net Asset Value per share by using available market quotations.

Additional Information on
Distributions and Taxes

Distributions

The Portfolio's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share), less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Portfolio. The Fund's daily dividend consists of the income dividends paid by the Portfolio less the estimated expenses of the Fund.

Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a stable Net Asset Value of $1.00 and may result in under or over distributions of investment company taxable income.

The Portfolio may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Portfolio's portfolio is composed of short-term securities, the Portfolio does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Portfolio (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward) will generally be made once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distributions of capital gain will be reinvested in additional shares of the Fund at Net Asset Value, unless you have previously elected to have them paid in cash.

The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss or unexpected fluctuation in net assets.

Taxes

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends, as a matter of policy, to declare and pay these dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide shareholders with the percentage of any dividends paid which may qualify for such tax-free treatment. You should then consult with your tax advisor about the application of your state and local laws to these distributions.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss, if any, are treated as long-term capital gain regardless of the length of time you have owned Fund shares and whether you receive the distributions in cash or in additional shares.

Redemptions and exchanges of Fund shares are taxable events and may result in a capital gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The federal income tax treatment of dividends and distributions is the same whether you elect to receive them in cash or reinvest them in Fund shares.

The Fund's Underwriter

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for shares of the Fund. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote, cast in person at a meeting called for that purpose, of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board). The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the Fund's Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

The Fund's Rule 12b-1 Plan

The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.15% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers, Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

The terms and provisions of the plan relating to required reports, term and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote, cast in person at a meeting called for that purpose, of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or the underwriting agreement with Distributors, or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.

For the fiscal year ended June 30, 1996, the Fund did not incur any expenses pursuant to the plan.

How does the Fund Measure Performance?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance is not necessarily indicative of future results.

Yield

Current Yield. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The current yield for the seven day period ended June 30, 1996 was 5.21% for the Money Fund and 5.13% for the U.S. Securities Fund.

Effective Yield. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended June 30, 1996 was 5.35% for the Money Fund and 5.26% for the U.S. Securities Fund.

This figure was obtained using the following SEC formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Other Performance Quotations

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.

Comparisons

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. These comparisons may include, but are not limited to, the following examples:

a) IBC/Donoghue's Money Fund Report(R) - Industry averages for seven-day annualized and compounded yields of taxable, tax-free and government money funds.

b) Bank Rate Monitor - A weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

d) Salomon Brothers Bond Market Roundup - A weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills and inflation.

g) Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines - provide performance statistics over specified time periods.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

Miscellaneous Information

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group has over $145 billion in assets under management for more than 4.1 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 115 U.S. based mutual funds to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.

The Fund may be used in shareholder newsletters as an example of how investors can meet long-term investment goals. Advertisements may indicate how Franklin Gift Certificates may be used to purchase shares of the Fund.

The Fund may be listed as a member of the Franklin Group of Funds in shareholder newsletters.

The Fund may be used in shareholder newsletters as an example of the benefits of diversification.

The Fund may be used to demonstrate the benefits offered by professional management.

Advertisements may indicate that as an established presence in the municipal securities industry, Franklin currently manages over $43 billion in municipal bond assets. Franklin's municipal bond experience and knowledge of municipal issuers allows Franklin to offer investment vehicles and services tailored to the needs of government investors.

Of course, an investment in the Fund cannot guarantee that the shareholder's goals will be met.

Special Services

You may utilize Franklin's IFT Hypothetical Illustrations Service as a useful tool in considering investments. The service, which is free of charge, enables you to make an actual, dollar-for-dollar performance comparison of any of the Trust's series to any security, pool or portfolio which you may currently be using. It is based on historical information, and covers any time period you may wish to use after February 4, 1988 (the beginning of dividend payments for two series of the Trust). You would simply choose a series of the Trust to compare and provide us with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which you can use to compare to that of your own investment or portfolio.

Investor Services may charge you separate fees to be negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. These special services will not increase the expenses borne by the Fund.

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the Fund's outstanding shares.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Summary of Code of Ethics. Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

Financial Statements

The audited financial statements contained in the Annual Report to Shareholders of the Trust for the fiscal year ended June 30, 1996, including the auditors' report, are incorporated herein by reference.

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

Board - The Board of Trustees of the Trust

CD - Certificate of deposit

Code - Internal Revenue Code of 1986, as amended

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

Exchange - New York Stock Exchange

Franklin Templeton Group of Funds - All U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Prospectus - The prospectus for the Fund dated November 1, 1996 as may be amended from time to time

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution which, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or another wholly-owned subsidiary of Resources.

APPENDICES

Summary of Procedures to
Monitor Conflicts of Interest

The Board of Trustees of Money Market, on behalf of its series ("master fund"), and the Board of the Fund ("feeder fund"), both of which are composed of the same individuals, recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.

In recognition of the potential for conflicts of interest to develop, the Board of Trustees of Money Market and the Board of the Fund have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents potential for a conflict of interest and to the extent any other potential conflicts arise prior to the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.

If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its objectives and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.

California Government Code Section 53601.
Securities authorized for investment;
text of section effective on July 7, 1988, amended in 1992, 1995 and 1996.

The legislative body of a local agency having money in a sinking fund of, or surplus money in, its treasury not required for the immediate necessities of the local agency may invest any portion of the money which it deems wise or expedient in those investments set forth below. A local agency purchasing or obtaining any securities prescribed in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of the securities to the local agency, including those purchased for the agency by financial advisors, consultants, or managers using the agency's funds, by book entry, physical delivery or by third party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book entry delivery. For purposes of this section "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency. Where this section does not specify a limitation on the term or remaining maturity at the time of the investment, no investment shall be made in any security, other than a security underlying a repurchase or reverse repurchase agreement authorized by this section, that at the time of the investment has a term remaining to maturity in excess of five years, unless the legislative body has granted express authority to make that investment either specifically or as a part of an investment program approved by the legislative body no less than three months prior to the investment:

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency, or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or Treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Obligations issued by banks for cooperatives, federal land banks, federal intermediate credit banks, federal home loan banks, the Federal Home Loan Bank Board, the Tennessee Valley Authority, or in obligations, participations, or other instruments of, or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association; or in guaranteed portions of Small Business Administration notes; or in obligations, participations, or other instruments of, or issued by, a federal agency or a United States government-sponsored enterprise.

(f) Bills of exchange or time drafts drawn on and accepted by a commercial bank, otherwise known as banker's acceptances. Purchases of banker's acceptances may not exceed 270 days maturity or 40 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 30 percent of the agency's surplus funds may be invested in the banker's acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any surplus money in its treasury in any manner authorized by the Municipal Utility District Act, (Division 6 (commencing with Section 11501) of the Public Utilities Code).

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and numerical rating as provided for by Moody's Investors Service, Inc., or Standard and Poor's Corporation. Eligible paper is further limited to issuing corporations that are organized and operating within the United States and having total assets in excess of five hundred million dollars ($500,000,000) and having an "A" or higher rating for the issuer's debt, other than commercial paper, if any, as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Purchases of eligible commercial paper may not exceed 180 days maturity nor represent more than 10 percent of the outstanding paper of an issuing corporation. Purchases of commercial paper may not exceed 15 percent of the agency's surplus money that may be invested pursuant to this section. An additional 15 percent, or a total of 30 percent of the agency's surplus money, may be invested pursuant to this subdivision. The additional 15 percent may be so invested only if the dollar-weighted average maturity of the entire amount does not exceed 31 days. "Dollar-weighted average maturity" means the sum of the amount of each outstanding commercial paper investment multiplied by the number of days to maturity, divided by the total amount of outstanding commercial paper.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank or a state or federal association (as defined by Section 5102 of the Financial Code) or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposits do not come within Article 2 (commencing with Section 53630) of Chapter 4 of Part 1 of Division 2 of Title 5, except that the amount so invested shall be subject to the limitations of
Section 53638.

(i) (1) Investments in repurchase agreements or reverse repurchase agreements of any securities authorized by this section as long as the agreements are subject to this subdivision, including, the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly.

(3) Reverse repurchase agreements may be utilized only when either of the following conditions are met:

(A) The security was owned or specifically committed to purchase, by the local agency prior to December 31, 1994, and was sold using a reverse repurchase agreement on December 31, 1994.

(B) The security to be sold on reverse repurchase agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale; the total of all reverse repurchase agreements on investments owned by the local agency not purchased or committed to purchase, prior to December 31, 1994, does not exceed 20 percent of the base value of the portfolio; and the agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security.

(4) After December 31, 1994, a reverse repurchase agreement may not be entered into with securities not sold on a reverse repurchase agreement and purchased, or committed to purchase, prior to that date, as a means of financing or paying for the security sold on a reverse repurchase agreement, but may only be entered into with securities owned and previously paid for a minimum of 30 days prior to the settlement of the reverse repurchase agreement, in order to supplement the yield on securities owned and previously paid for or to provide funds for the immediate payment of a local agency obligation. Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement, on securities originally purchased subsequent to December 31, 1994, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement, unless the reverse repurchase agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security. Reverse repurchase agreements specified in subparagraph (B) of paragraph (3) may not be entered into unless the percentage restrictions specified in that subparagraph are met, including the total of any reverse repurchase agreements specified in subparagraph (A) of paragraph (3).

(5) Investments in reverse repurchase agreements or similar investments in which the local agency sells securities prior to purchase, with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York.

(6) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third party custodial agreement. The transfer of underlying securities to the counterparty bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements or other similar borrowing methods.

(E) For purposes of this section, the spread is the difference between the cost of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes of a maximum of five years maturity issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated in a rating category of "A" or its equivalent or better by a nationally recognized rating service. Purchases of medium-term notes may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions (a) to (j), inclusive, or subdivisions (m) or (n) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53630). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1, et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A) Attained the highest ranking or the highest letter and numerical rating provided by not less than two nationally recognized statistical rating organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to
(j), inclusive, or subdivisions (m) or (n) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A) Attained the highest ranking or the highest letter and numerical rating provided by not less than two nationally recognized statistical rating organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).

(l) Notwithstanding anything to the contrary contained in this section, Section 53635 or any other provision of law, money held by a trustee or fiscal agent and pledged to the payment or security of bonds or other indebtedness, or obligations under a lease, installment sale, or other agreement of a local agency, or certificates of participation in those bonds, indebtedness, lease installment sale, or other agreements, may be invested in accordance with the statutory provisions governing the issuance of those bonds, indebtedness, lease installment sale, or other agreement, or to the extent not inconsistent therewith or if there are no specific statutory provisions, in accordance with the ordinance, resolution, indenture, or agreement of the local agency providing for the issuance.

(m) Notes, bonds, or other obligations that are at all times secured by a valid first priority security interest in securities of the types listed by Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(n) Any mortgage pass-through security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable pass-through certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.

California Government Code Section 53635.
Funds of local agency; deposit or investment. Text of section effective July 7, 1988, amended in 1995 and 1996.

As far as possible, all money belonging to, or in the custody of, a local agency, including money paid to the treasurer or other official to pay the principal, interest or penalties of bonds, shall be deposited for safekeeping in state or national banks, savings associations or federal associations, credit unions, or federally insured industrial loan companies in this state selected by the treasurer or other official having the legal custody of the money; or, unless otherwise directed by the legislative body pursuant to Section 53601, may be invested in the investments set forth below. A local agency purchasing or obtaining any securities described in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of all the securities to the local agency, including those purchased for the agency by financial advisors, consultants, or managers using the agency's funds, by book entry, physical delivery, or by third-party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book-entry delivery. For purposes of this section, "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency.

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or Treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Obligations issued by banks for cooperatives, federal land banks, federal intermediate credit banks, federal home loan banks, the Federal Home Loan Bank, the Tennessee Valley Authority, or in obligations, participations, or other instruments of, or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association; or in guaranteed portions of Small Business Administration notes; or in obligations, participations, or other instruments of, or issued by, a federal agency or a United States government-sponsored enterprise.

(f) Bills of exchange or time drafts drawn on and accepted by a commercial bank, otherwise known as banker's acceptances, which are eligible for purchase by the Federal Reserve System. Purchases of banker's acceptances may not exceed 270 days maturity or 40 percent of the agency's surplus funds which may be invested pursuant to this section. No more than 30 percent of the agency's surplus funds, however, may be invested in the banker's acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any surplus money in its treasury in any manner authorized by the Municipal Utility District Act, Division 6 (commencing with Section 11501) of the Public Utilities Code.

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and numerical rating as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Eligible paper is further limited to issuing corporations that are organized and operating within the United States and having total assets in excess of five hundred million dollars ($500,000,000) and having an "A" or higher rating for the issuer's debt, other than commercial paper, if any, as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Purchases of eligible commercial paper may not exceed 180 days maturity nor represent more than 10 percent of the outstanding paper of an issuing corporation. Purchases of commercial paper may not exceed 15 percent of the agency's surplus money which may be invested pursuant to this section. An additional 15 percent, or a total of 30 percent of the agency's money or money in its custody, may be invested pursuant to this subdivision. The additional 15 percent may be so invested only if the dollar-weighted average maturity of the entire amount does not exceed 31 days. "Dollar-weighted average maturity" means the sum of the amount of each outstanding commercial paper investment multiplied by the number of days to maturity, divided by the total amount of outstanding commercial paper.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank or a savings association or federal association or a state or federal credit union or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposit do not come within Article 2 (commencing with Section 53630) of Chapter 4 of Part 1 of Division 2 of Title 5, except that the amount so invested shall be subject to the limitations of
Section 53638. For purposes of this section, the legislative body of a local agency and the treasurer or other official of the local agency having legal custody of the money are prohibited from depositing or investing local agency funds, or funds in the custody of the local agency, in negotiable certificates of deposit issued by a state or federal credit union if a member of the legislative body of the local agency, or an employee of the administrative officer, manager's office, budget office, auditor-controller's office, or treasurer's office of the local agency also serves on the board of directors, or any committee appointed by the board of directors, the credit committee or supervisory committee of the state or federal credit union issuing the negotiable certificates of deposit.

(i) (1) Investments in repurchase agreements or reverse repurchase agreements of any securities authorized by this section, so long as the agreements are subject to this subdivision, including the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly.

(3) Reverse repurchase agreements may be utilized only when either of the following conditions are met:

(A) The security was owned or specifically committed to purchase, by the local agency, prior to repurchase agreement on December 31, 1994, and was sold using a reverse repurchase agreement on December 31, 1994.

(B) The security to be sold on reverse repurchase agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale, the total of all reverse repurchase agreements on investments owned by the local agency not purchased or committed to purchase, prior to December 31, 1994, does not exceed 20 percent of the base value of the portfolio, and the agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale or a security using a reverse repurchase agreement and the final maturity date of the same security.

(4) After December 31, 1994, a reverse repurchase agreement may not be entered into with securities not sold on a reverse repurchase agreement and purchased, or committed to purchase, prior to that date, as a means of financing or paying for the security sold on a reverse repurchase agreement, but may only be entered into with securities owned and previously paid for, for a minimum of 30 days prior to the settlement of the reverse repurchase agreement, in order or supplement the yield on securities owned and previously paid for or to provide funds for the immediate payment of a local agency obligation. Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement, on securities originally purchased subsequent to December 31, 1994, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement, unless the reverse repurchase agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security. Reverse repurchase agreements specified in subparagraph (B) of paragraph (3) may not be entered into unless the percentage restrictions specified in that subparagraph are met, including the total of any reverse repurchase agreements specified in subparagraph (A) of paragraph (3).

(5) Investments in reverse repurchase agreements or similar investments in which the local agency sells securities prior to purchase, with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York.

(6)(A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount, and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third party custodial agreement. The transfer of underlying securities to the counterparty's bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency, pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements or other similar borrowing methods.

(E) For purposes of this section, the spread is the difference between the costs of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes of a maximum of five years maturity issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated in a rating category of "A" or its equivalent or better by a nationally recognized rating service. Purchases of medium-term notes may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions (a) to (i), inclusive, or subdivisions (l) or (m) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53600). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1, et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A) Attained the highest ranking or the highest letter and numerical rating provided by not less than two nationally recognized statistical rating organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to
(j), inclusive, or subdivisions (l) or (m) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A) Attained the highest ranking or the highest letter and numerical rating provided by not less than two nationally recognized statistical rating organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).

(l) Notes, bonds, or other obligations which are at all times secured by a valid first priority security interest in securities of the types listed by Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(m) Any mortgage pass-through security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable pass-through certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.

Description of Ratings

Municipal Bond Ratings

Moody's

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Note: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch

AAA: Municipal bonds rated AAA are considered to be of investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus are not used for the AAA category.

Municipal Note Ratings

Moody's

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

Commercial Paper Ratings

Moody's

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch's

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect on assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.






INSTITUTIONAL
FIDUCIARY TRUST

Franklin Institutional Adjustable
 U.S. Government Securities Fund

Franklin Institutional Adjustable
 Rate Securities Fund

STATEMENT OF
ADDITIONAL INFORMATION

NOVEMBER 1, 1996

777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777  1-800/321-8563


Table of Contents

How does the Fund Invest its Assets?.....   2

Investment Restrictions..................   3

Officers and Trustees....................   4

Investment Management and
 Other Services..........................   8

How does the Portfolio Buy
 Securities For its Portfolio?...........   9

How Do I Buy, Sell and Exchange Shares?..  10

How are Fund Shares Valued?..............  11

Additional Information on
 Distributions and Taxes.................  11

The Fund's Underwriter...................  12

How does the Fund
 Measure Performance?....................  12

Miscellaneous Information................  15

Useful Terms and Definitions.............  16

Appendices...............................  16

 Summary of Procedures to Monitor
 Conflicts of Interest...................  16
 Description of Ratings..................  17

Financial Statements.....................  18

--------------------------------------------------------------------------------
When reading this SAI, you will see certain terms that are capitalized. This means the term is explained under "Useful Terms and Definitions."
--------------------------------------------------------------------------------

The Franklin Institutional Adjustable U.S. Government Securities Fund (the "Adjustable U.S. Government Fund") and the Franklin Institutional Adjustable Rate Securities Fund (the "Adjustable Rate Securities Fund") are each a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. References to the "Fund" in this SAI refer to each fund individually, unless the context indicates otherwise.

The investment objective of each Fund is to seek a high level of current income, consistent with lower volatility of principal. The Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund seek to achieve their objective by investing all of their assets in shares of the U.S. Government Adjustable Rate Mortgage Portfolio (the "Mortgage Portfolio") and the Adjustable Rate Securities Portfolio (the "Securities Portfolio"), respectively, each a series of the Adjustable Rate Securities Portfolios. The investment objective of each Fund is the same as the investment objective of the Portfolio in which it invests. References to the "Portfolio" in this SAI refer to each Portfolio individually, unless the context indicates otherwise.

The Mortgage Portfolio invests primarily in adjustable rate mortgage securities ("ARMS") or other securities collateralized by or representing an interest in mortgages and that have interest rates that reset at periodic intervals. The Mortgage Portfolio will only invest in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Securities Portfolio invests primarily in adjustable rate securities collateralized by or representing an interest in mortgages, including ARMS, issued or guaranteed by private institutions or by the U.S. government, its agencies or instrumentalities, and other adjustable rate asset-backed securities (collectively, "ARS"), which have interest rates that reset at periodic intervals. The Securities Portfolio will only invest in securities rated at least AA by Standard & Poor's Corporation ("S&P") or Aa by Moody's Investors Service ("Moody's"), two nationally recognized statistical rating agencies. The Securities Portfolio may also invest in unrated securities if Advisers determines that they are of comparable quality to the ratings above.

The Prospectus, dated November 1, 1996, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/321-8563 or write the Fund at the address shown.

This SAI is not a prospectus. It contains information in addition to and in more detail than set forth in the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.

Mutual funds, annuities, and other investment products:

o are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

o are not deposits or obligations of, or guaranteed or endorsed by any bank;

o are subject to investment risks, including the possible loss of principal.


-------------------------------------------------------------------------------
How does the Fund Invest its Assets?
-------------------------------------------------------------------------------

The following provides more detailed information about some of the securities the Portfolio may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?" The investment policies of the Fund, fundamental and nonfundamental, are identical to those described below for the Portfolio except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund.

The Portfolio may invest without limit in obligations of the U.S. government or of corporations chartered by Congress as federal government instrumentalities. The Portfolio may buy securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as those issued by the Government National Mortgage Association ("GNMA"). GNMA guarantees are backed by the full faith and credit of the U.S. Treasury. No assurances, however, can be given that the U.S. government will provide financial support to the obligations of other U.S. government agencies or instrumentalities in which the Portfolio may invest. These agencies and instrumentalities are supported by either the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury, the discretionary authority of the U.S. government to buy certain obligations of an agency or instrumentality, or the credit of the agency or instrumentality.

Several of the Franklin Funds, including the Portfolio, are major buyers of government securities. Advisers will seek to negotiate attractive prices for government securities and pass on any savings from these negotiations to shareholders in the form of higher current yields.

Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). To the extent indicated in the Prospectus, the Portfolio may invest in CMOs and REMICs. CMOs and REMICs may be issued by governmental or government related entities or by private entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Privately issued CMOs and REMICs include obligations issued by private entities that are collateralized by (a) mortgage securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association or GNMA, (b) pools of mortgages that are guaranteed by an agency or instrumentality of the U.S. government, or (c) pools of mortgages that are not guaranteed by an agency or instrumentality of the U.S. government and that may or may not be guaranteed by the private issuer. The Mortgage Portfolio will not invest in privately issued CMOs or REMICs.

Asset-Backed Securities. The Securities Portfolio may invest in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. The payment rate may be affected by various economic and other factors. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets, how well the issuers of the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on the underlying assets to make payments, asset-backed securities may contain elements of credit support. Credit support falls into two categories: (i) liquidity protection and (ii) protection against losses from the default by an obligor on the underlying assets. Liquidity protection refers to advances, generally provided by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses from the default by an obligor enhances the likelihood of payments of the obligations on at least some of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of these approaches. The Securities Portfolio will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include "senior subordinated securities" (multiple class securities with one or more classes that are subordinate to the other classes with respect to the payment of principal and interest with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments on the securities and pay any servicing or other fees). The degree of credit support provided is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in the securities.

Floaters. The Securities Portfolio may invest up to 5% of its total assets in inverse floaters. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates and move at an accelerated speed. The Securities Portfolio may also invest up to 5% of its total assets in super floaters. Super floaters are instruments that float at a greater than 1 to 1 ratio with the London Interbank Offered Rate ("LIBOR") and are used as a hedge against the risk that LIBOR floaters become "capped" and can no longer float higher.

Cash and Cash Equivalents. The Portfolio may retain its underlying assets in cash and cash equivalents, including Treasury bills, commercial paper and short-term bank obligations such as CDs, bankers' acceptances and repurchase agreements. The Portfolio intends, however, to retain in cash only as much of its underlying assets as is considered desirable or expedient under existing market conditions.

Investment Restrictions
-------------------------------------------------------------------------------

Each Fund, except as noted, has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in an amount up to 20% of total asset value. The Adjustable U.S. Government Fund will not purchase additional portfolio securities (additional shares of the Mortgage Portfolio) while borrowings in excess of 5% of total assets are outstanding.

 2. Buy any securities on "margin" or sell any securities "short," except for any delayed delivery or when-issued securities as described in the Prospectus.

 3. Lend any funds or other assets, except by the purchase of bonds, debentures, notes or other debt securities as described in the Prospectus, and except that securities of the Fund may be loaned to qualified broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower, provided such loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan. Also, the entry into repurchase agreements is not considered a loan for purposes of this restriction.

 4. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund.

 5. Invest more than 5% of the value of the Fund's total assets in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund.

 6. Purchase the securities of any issuer which would result in owning more than 10% of any class of the outstanding voting securities of such issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund.

 7. Purchase from or sell to the officers and trustees of the Trust, or to any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or retain securities of any issuer if, to the knowledge of the Fund, one or more of its officers, trustees or the administrator, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

 8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund without regard to how long it has been in operation.

 9. Acquire, lease or hold real estate. (Does not preclude investments in securities collateralized by real estate or interests therein.)

10. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development program.

11. Invest in companies for the purpose of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund which may issue voting shares to the Fund.

12. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund. To the extent permitted by exemptions which may be granted under the 1940 Act, the Fund may invest in shares of one or more money market funds managed by Advisers or its affiliates.

13. Issue senior securities as defined in the 1940 Act except that this restriction will not prevent the Fund from entering into repurchase agreements or making borrowings, mortgages and pledges as permitted by restriction #1 above.

The investment restrictions of the Portfolio are substantially the same as the Fund's investment restrictions, except as necessary to reflect the policy of the Fund to invest all of its assets in shares of the Portfolio.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

Officers and Trustees
-------------------------------------------------------------------------------

The Board has the responsibility for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The Board, in turn, elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Trust under the 1940 Act are indicated by an asterisk (*).

                        Positions and Offices      Principal Occupations During
Name, Age and Address   with the Trust             the Past Five Years
--------------------------------------------------------------------------------
Frank H. Abbott, III (75)
1045 Sansome St.
San Francisco, CA 94111
Trustee

President and Director, Abbott Corporation (an investment company); and director, trustee or managing general partner, as the case may be, of 31 of the investment companies in the Franklin Group of Funds.
--------------------------------------------------------------------------------

Harris J. Ashton (64)
General Host Corporation
Metro Center, 1 Station Place
Stamford, CT 06904-2045
Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods; and director, trustee or managing general partner, as the case may be, of 55 of the investment companies in the Franklin
Templeton                    Group                   of                   Funds.
--------------------------------------------------------------------------------

S. Joseph Fortunato (64)
Park Avenue at Morris County
P. O. Box 1945
Morristown, NJ 07962-1945
Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director of General Host Corporation; director, trustee or managing general partner, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.
-------------------------------------------------------------------------------

David W. Garbellano (81)
111 New Montgomery St., #402
San Francisco, CA 94105
Trustee

Private Investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director, trustee or managing general partner, as the case may be, of 30 of the investment companies in the
Franklin                    Group                   of                    Funds.
--------------------------------------------------------------------------------

* Charles B. Johnson (63)
777 Mariners Island Blvd.
San Mateo, CA 94404
Chairman of the Board and Trustee


President and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and General Host Corporation; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 56 of the investment companies in the Franklin Templeton Group of Funds.
--------------------------------------------------------------------------------

* Charles E. Johnson (40)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091
President and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Institutional Services Corporation; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and officer and/or director or trustee, as the case may be, of 39 of the investment companies in the Franklin Templeton Group of Funds.
--------------------------------------------------------------------------------

* Rupert H. Johnson, Jr. (56)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the investment companies
in       the        Franklin        Templeton        Group       of       Funds.
--------------------------------------------------------------------------------

Frank W. T. LaHaye (67)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014
Trustee


General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Office Systems, Inc.; Director, FischerImaging Corporation; and director, trustee or managing general partner, as the case may be, of 26 of the investment companies in the Franklin
Group                                 of                                  Funds.
--------------------------------------------------------------------------------

Gordon S. Macklin (68)
8212 Burning Tree Road
Bethesda, MD 20817
Trustee

Chairman, White River Corporation (information services); Director, Fund American Enterprises Holdings, Inc., MCI Communications, Inc., MedImmune, Inc. (biotechnology), InfoVest Corporation (information services), Fusion Systems Corporation (industrial technology), and Source One Mortgage Services Corporation (information services); and director, trustee or managing general partner, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds; and formerly held the following positions: Chairman, Hambrecht and Quist Group; Director, H & Q Healthcare Investors; and President,
National        Association       of       Securities       Dealers,        Inc.
--------------------------------------------------------------------------------

Harmon E. Burns (51)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.
-------------------------------------------------------------------------------

Kenneth V. Domingues (64)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President -  Financial Reporting and Accounting Standards

Senior Vice President, Franklin Resources, Inc., Franklin Advisers, Inc., and Franklin Templeton Distributors, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or managing general partner, as the case may be, of 37 of the investment companies
in          the           Franklin           Group           of           Funds.
------------------------------------------------------------------------------
Martin L. Flanagan (36)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Chief Financial Officer


Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; officer of most other subsidiaries of Franklin Resources, Inc.; and officer, director and/or trustee of 60 of the investment companies in the
Franklin             Templeton             Group            of            Funds.
--------------------------------------------------------------------------------

Deborah R. Gatzek (47)
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and officer of 60 of the investment companies in the Franklin
Templeton                    Group                   of                   Funds.
-------------------------------------------------------------------------------

Diomedes Loo-Tam (57)       Treasurer
777 Mariners Island Blvd.   and Principal
San Mateo, CA 94404         Accounting Officer
Treasurer and Principal Accounting Officer

Employee  of  Franklin  Advisers,  Inc.;  and  officer  of 37 of the  investment
companies        in       the        Franklin        Group       of       Funds.
-------------------------------------------------------------------------------

Thomas J. Runkel (38)       Vice President
777 Mariners Island Blvd.
San Mateo, CA 94404
Vice President

Employee  of  Franklin  Advisers,  Inc.  and  officer of four of the  investment
companies        in       the        Franklin        Group       of       Funds.
--------------------------------------------------------------------------------

The officers and Board members of the Trust are also officers and trustees of the Portfolios, except Thomas J. Runkel who is not an officer or trustee of the Portfolios. The following trustee and officer of the Portfolios are not officers or trustees of the Trust:

William J. Lippmann (71)
One Parker Plaza
Fort Lee, NJ 07024
Trustee

Senior Vice  President,  Franklin  Resources,  Inc.,  Franklin  Advisers,  Inc.,
Franklin Templeton Distributors, Inc. and Franklin Management, Inc.; officer and/or director or trustee of six of the investment companies in the Franklin
Group                              of                                  Funds.
--------------------------------------------------------------------------------


Edward V. McVey (59)
777 Mariners Island Blvd.
San Mateo CA 94404
Vice President


Senior Vice President/National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 32 of the investment companies in the Franklin Group of Funds.
--------------------------------------------------------------------------------

Mr. Lippmann is considered an "interested person" of the Portfolios under the 1940 Act. The tables above show the officers and Board members and the trustees of the Portfolios who are affiliated with Distributors and Advisers. Nonaffiliated Board members are currently paid $200 per month plus $200 per meeting attended. Nonaffiliated trustees of the Portfolios are currently paid $50 per month plus $50 per meeting attended. As shown above, some of the nonaffiliated Board members and trustees of the Portfolios also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and trustees of the Portfolios by the Trust, by the Portfolios, and by other funds in the Franklin Templeton Group of Funds.

                                                                                              Number of Boards
                                                                           Total Fees          in the Franklin
                                    Total Fees         Total Fees          Received from the   Templeton Group
                                     Received          Received from       Franklin Templeton  of Funds on Which
Name                              from the Trust*      the Portfolios**    Group of Funds***   Each Serves****
-----------------------------------------------------------------------------------------------------------------
Frank H. Abbott, III.............     $4,800           $800                $162,420                 31
Harris J. Ashton.................     $4,800           $800                $327,925                 55
S. Joseph Fortunato..............     $4,800           $800                $344,745                 57
David W. Garbellano..............     $4,800           $800                $146,100                 30
Frank W.T. LaHaye................     $4,600           $750                $143,200                 26
Gordon S. Macklin................     $4,800           $800                $321,525                 52

*For the fiscal year ended June 30, 1996.

**For the eight months ended June 30, 1996.

***For the calendar year ended December 31, 1995.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of the Portfolios are responsible. The Franklin Templeton Group of Funds currently includes 60 registered investment companies, with approximately 166 U.S. based funds or series.

Nonaffiliated members of the Board and trustees of the Portfolios are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member or trustee of the Portfolios received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund, the Portfolios or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of the Portfolios who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 3, 1996, the officers and Board members did not own any of the Fund's outstanding shares. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


Investment Management and Other Services
--------------------------------------------------------------------------------

Investment Manager and Administrator and Services Provided. Advisers is the investment manager of the Portfolio and is also the administrator of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Portfolio to buy, hold or sell and the selection of brokers through whom the Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of the Portfolios to whom Advisers renders periodic reports of the Portfolio's investment activities.

Advisers provides office space and furnishings, facilities and equipment required for managing the business affairs of the Portfolio. Advisers also maintains all internal bookkeeping, clerical, secretarial and administrative personnel and services and provides certain telephone and other mechanical services. Advisers is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund and the Portfolio.

Advisers acts as investment manager or administrator to 36 U.S. registered investment companies with 124 separate series. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Portfolio. Similarly, with respect to the Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Portfolio or other funds that it manages or administers. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

Management and Administration Fees. Under its management agreement, the Portfolio pays Advisers a management fee equal to an annual rate of 40/100 of 1% of average daily net assets up to and including $5 billion; 35/100 of 1% of net assets in excess of $5 billion up to and including $10 billion; 33/100 of 1% of net assets in excess of $10 billion up to and including $15 billion; and 30/100 of 1% of net assets in excess of $15 billion. The fee is computed at the close of business on the last business day of each month.

The management fee will be reduced as necessary to comply with the most stringent limits on Portfolio expenses of any state where the Portfolio offers its shares. Currently, the most restrictive limitation on a fund's allowable expenses for each fiscal year, as a percentage of its average net assets, is 2.5% of the first $30 million in assets, 2% of the next $70 million, and 1.5% of assets over $100 million. Expense reductions have not been necessary based on state requirements.

Advisers provides various administrative, statistical, and other services to the Fund. Under its administration agreement, the Fund pays Advisers an administration fee equal to an annual rate of 5/100 of 1% of the value of the Fund's average daily net assets. The fee is computed at the close of business on the last business day of each month.

Advisers has agreed in advance to limit its fees and to make certain payments to reduce expenses so that the Fund's and the Portfolio's total operating expenses are not more than if the Fund invested directly in the securities held by the Portfolio.

For the nine month period ended October 31, 1993, the fiscal years ended October 31, 1994 and 1995, and the eight month period ended June 30, 1996, management fees, before any advance waiver, totaled $9,965,963, $4,787,133, $2,456,413 and $1,304,601, respectively, for the Mortgage Portfolio and $222,753, $372,319, $119,324, and $62,965, respectively, for the Securities Portfolio. Management fees paid for the same periods were $6,534,699, $0, $968,077 and $754,856, respectively, for the Mortgage Portfolio and $20,602, $205,735, $55,384, and $23,516, respectively, for the Securities Portfolio.

For the fiscal years ended June 30, 1994, 1995 and 1996, administration fees, before any advance waiver, totaled $176,440, $18,855 and $7,276, respectively, for the Adjustable U.S. Government Fund and $33,771, $7,453 and $4,313, respectively, for the Adjustable Rate Securities Fund. Administration fees paid for the same periods were $110,182, $7,825 and $7,276, respectively, for the Adjustable U.S. Government Fund and $0, $0 and $4,313, respectively, for the Adjustable Rate Securities Fund.

Management Agreement. The management agreement for the Portfolio is in effect until February 28, 1997. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of the Portfolios or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of the Portfolios who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of the Portfolios), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board of Trustees of the Portfolios or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment as defined in the 1940 Act.

Shareholder Servicing Agent. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Custodians. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. Bank of America NT & SA, 555 California Street, 4th Floor, San Francisco, California 94104, acts as custodian for cash received in connection with the purchase of Fund shares. Citibank Delaware, One Penn's Way, New Castle, Delaware 19720, acts as custodian in connection with transfer services through bank automated clearing houses. The custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996.

How does the Portfolio Buy Securities For its Portfolio?

The Fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services received by Advisers from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio.

During the fiscal years ended October 31, 1993, 1994, and 1995, and the eight months ended June 30, 1996, the Portfolio paid no brokerage commissions.

How Do I Buy, Sell and Exchange Shares?
--------------------------------------------------------------------------------

Additional Information on Buying Shares

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities. Additional Information on Exchanging Shares

If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at the Net Asset Value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

Additional Information on Selling Shares

Through Your Securities Dealer. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

Redemptions in Kind. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

General Information

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

Special Services. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. Fees for special services will not increase the expenses borne by the Fund.

Certain shareholder servicing agents may be authorized to accept your transaction request.


How are Fund Shares Valued?
--------------------------------------------------------------------------------

We calculate the Net Asset Value per share as of the scheduled close of the Exchange, generally 1:00 p.m. Pacific time, each day that the Exchange is open for trading. As of the date of this SAI, the Fund is informed that the Exchange observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Portfolio, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Trustees of the Portfolios. With the approval of the trustees, the Portfolio may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

Additional Information
on Distributions and Taxes
--------------------------------------------------------------------------------

Distributions

You may receive two types of distributions from the Fund:

1. Income dividends. The Fund receives income generally in the form of dividends paid by the Portfolio. The Portfolio receives income generally in the form of interest and other income derived from its investments. The Fund's income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or Post October loss deferral) may generally be made once a year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may make more than one distribution derived from net short-term and net long-term capital gains in any year or adjust the timing of these distributions for operational or other reasons.

Taxes

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends, as a matter of policy, to declare dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount received, subject to the rules described below. If the shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to the tax basis of the shares purchased.

While many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. government, none of the distributions of the Fund are expected to qualify for such tax-free treatment. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states.

The Fund's Underwriter
--------------------------------------------------------------------------------

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for shares of the Fund. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

How does the Fund Measure Performance?
--------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

Total Return

Average Annual Total Return. Average annual total return is determined by finding the average annual rates of return over one-, five-, and ten-year periods, or fractional portion thereof, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five-, and ten-year period and the deduction of all applicable charges and fees.

The average annual total return for the one-year period ended June 30, 1996, and the period from inception to June 30, 1996, was 6.98% and 3.77%, respectively, for the Adjustable U.S. Government Fund and 6.41% and 5.11%, respectively, for the Adjustable Rate Securities Fund.

These figures were calculated according to the SEC formula:
                                        n
                                  P(1+T) = ERV
where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year periods at the end of the one-, five-, or ten-year periods (or fractional portion thereof)

Cumulative Total Return. Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the Fund's actual return for a specified period rather than its average return over one-, five-, and ten-year periods, or fractional portion thereof. The cumulative total return for the one-year period ended June 30, 1996, and the period from inception to June 30, 1996, was 6.98% and 18.46%, respectively, for the Adjustable U.S. Government Fund and 6.41% and 25.11%, respectively, for the Adjustable Rate Securities Fund.

Yield

Current Yield. Current yield shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the Net Asset Value per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. The yield for the 30-day period ended June 30, 1996, was 6.23% for the Adjustable U.S. Government Fund and 6.00% for the Adjustable Rate Securities Fund.

These figures were obtained using the following SEC formula:

                                                6
                          Yield = 2 [( a-b + 1 ) - 1]
                         -----------------------------
                                       cd
where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the Net Asset Value per share on the last day of the period Current Distribution Rate

Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders of the Fund. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as short-term capital gains and is calculated over a different period of time.

Volatility

Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Other Performance Quotations

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.

Comparisons

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, Lipper - Mutual Fund Yield Survey, and Lipper - Mutual Fund Indices - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

b) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

c) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

d) Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

g) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

h) Salomon Brothers Broad Bond Index or its component indices - measures yield, price, and total return for Treasury, agency, corporate and mortgage bonds.

i) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index and Long-Term Utility High-Yield Index. j) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and yankee bonds.

k) Other taxable investments, including CDs, money market deposit accounts, checking accounts, savings accounts, money market mutual funds, and repurchase agreements.

l) Standard & Poor's Bond Indices - measure yield and price of corporate, municipal, and government bonds.

m) IBC/Donoghue's Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free and government money funds.

n) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk adjusted performance of a fund over specified time periods relative to other funds within its class.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Portfolio's fixed-income investments, if any, as well as the value of its and the Fund's shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Portfolio's and thus the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition there can be no assurance that the Fund will continue its performance as compared to these other averages.

From time to time, the Adjustable U.S. Government Fund may advertise offers for the general public to attend free seminars where a guest speaker will discuss the benefits of investing in Franklin's professionally managed portfolio of U.S. government securities. Among the benefits to be derived from an investment in the Fund is its relatively low fluctuation in principal value. Compared to thirty-year U.S. Treasury bonds and ten-year U.S. Treasury notes, shares of the Adjustable U.S. Government Fund fluctuated less in principal value over the last two years. During the same time period, the Adjustable U.S. Government Fund's current yield was higher than the yield on money market funds, CDs or thirty-year Treasury bonds. Of course, U.S. Treasury bonds and notes are backed by the full faith and credit of the U.S. government and are not subject to principal or interest fluctuation if held to maturity. CDs are frequently insured by an agency of the U.S. government, and money market funds generally maintain an absolutely stable Net Asset Value of $1.00 per share. An investment in the Adjustable U.S. Government Fund lacks these characteristics.

In addition, in promoting the sale of Fund shares, advertisements or information for the Fund may also include quotes from Benjamin Franklin, especially Poor Richard's Almanac.

Miscellaneous Information

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group has over $145 billion in assets under management for more than 4.1 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 115 U.S. based mutual funds to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.

As of October 3, 1996, the principal shareholders of each Fund, beneficial or of record, were as follows:

                              Share
Name and Address              Amount         Percentage
--------------------------------------------------------------------------------
Adjustable U.S.
 Government Fund
ISTCO A Partnership
c/o Magna Trust Co.
222 E. Main St.
P.O. Box 523
Belleville, IL 62222-0523     113,193.676    11.39%

Bank of Stockton
 Trust Dept.
P.O. Box 1110
Stockton, CA 95201-1110       203,356.945    20.46%

City of Stockton
 General - Pool
Attn: Accounting Dept.
425 N. El Dorado St.
Stockton, CA 95202-1951       310,000.000    31.19%

Adjustable Rate
 Securities Fund
County of Stanislaus
c/o Tom Watson
Treasurer-Tax Collector
P.O. Box 859
Modesto, CA 95353-0859        352,993.288    72.95%

Webat & Co.
107 Post Rd. E
P.O. Box 5177
Westport, CT 06881-5177       36,719.324     7.59%

DAI-ICHI Kangyo Bank
 of CA TTEE
For the Employees Retire-
 ment Plan of the DAI-ICHI
 Kangyo Bank Ltd.
c/o BAC/Plan Member
 Services
1200 5th Ave. Ste. 600
Seattle, WA 98101             45,229.576     9.35%

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Trust's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Summary of Code of Ethics. Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

Useful Terms and Definitions
-------------------------------------------------------------------------------

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

Board - The Board of Trustees of the Trust

CD - Certificate of deposit

Code - Internal Revenue Code of 1986, as amended

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

Exchange - New York Stock Exchange

Franklin Funds - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

Franklin Templeton Group of Funds - All U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent IRS - Internal Revenue Service

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Prospectus - The prospectus for the Fund dated November 1, 1996, as may be amended from time to time Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution which, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.


APPENDICES

Summary of Procedures
to Monitor Conflicts of Interest
-------------------------------------------------------------------------------

The Board of Trustees of the Portfolios, on behalf of each Portfolio ("master fund"), and the Board on behalf of each Fund ("feeder fund"), both of which, except in the case of one trustee, are composed of the same individuals, recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.

In recognition of the potential for conflicts of interest to develop, the Board and the Board of Trustees of the Portfolios have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) if the independent members of each board will have ongoing responsibility for reviewing proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise prior to the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and
iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.

If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its objectives and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.

Description of Ratings
--------------------------------------------------------------------------------

Corporate Bond Ratings

Moody's

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, those changes as can be visualized are most unlikely to impair the fundamentally strong position of the issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Moody's

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.
S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Financial Statements
--------------------------------------------------------------------------------

The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended June 30, 1996, including the auditors' report and the unaudited financial statements of the Portfolios for the period ended June 30, 1996, are incorporated herein by reference. Following are the audited financial statements for the Portfolios for the fiscal year ended October 31, 1995, including the auditors' report.


ADJUSTABLE RATE SECURITIES PORTFOLIOS

Statement of Investments in Securities and Net Assets, October 31, 1995


    Face                                                                                                Value
   Amount        U.S. Government Adjustable Rate Mortgage Portfolio                                   (Note 1)
                 Adjustable Rate Mortgage Securities96.6%

                 Federal Home Loan Mortgage Corp. (FHLMC)25.9%
$  6,486,145     FHLMC, Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 7.779%, 11/01/16......     $ 6,632,610
   2,642,734     FHLMC, Cap 11.939%, Margin 2.127% + CMT, Resets Annually, 7.801%, 07/01/20.....       2,697,122
   1,158,740     FHLMC, Cap 12.176%, Margin 2.015% + CMT, Resets Annually, 7.339%, 04/01/20.....       1,174,256
   4,617,382     FHLMC, Cap 12.177%, Margin 2.265% + CMT, Resets Annually, 7.468%, 07/01/20.....       4,721,043
     907,915     FHLMC, Cap 12.68%, Margin 2.195% + CMT, Resets Annually, 7.823%, 02/01/19......         928,289
   2,847,028     FHLMC, Cap 12.723%, Margin 2.189% + CMT, Resets Annually, 7.868%, 04/01/19.....       2,942,973
   5,666,177     FHLMC, Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 7.927%, 07/01/18......       5,811,118
   6,036,075     FHLMC, Cap 12.79%, Margin 2.07% + CMT, Resets Annually, 7.769%, 04/01/19.......       6,220,598
   1,049,482     FHLMC, Cap 12.80%, Margin 2.05% + CMT, Resets Annually, 7.498%, 11/01/18 ......       1,065,487
   8,763,998     FHLMC, Cap 12.806%, Margin 2.23% + CMT, Resets Annually, 7.749%, 04/01/18......       9,059,345
   7,228,305     FHLMC, Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 7.567%, 09/01/19......       7,445,431
   5,374,091     FHLMC, Cap 13.07%, Margin 2.12% + CMT, Resets Annually, 7.921%, 04/01/22.......       5,524,942
   4,145,794     FHLMC, Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 7.328%, 12/01/16.....       4,244,938
   2,363,866     FHLMC, Cap 13.16%, Margin 2.115% + CMT, Resets Annually, 7.684%, 07/01/19......       2,439,826
   3,854,267     FHLMC, Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 7.524%, 10/01/18.....       3,978,410
   1,785,997     FHLMC, Cap 13.269%, Margin 2.249% + CMT, Resets Annually, 7.909%, 05/01/19.....       1,849,525
     685,545     FHLMC, Cap 13.286%, Margin 2.164% + CMT, Resets Annually, 7.838%, 10/01/19 ....         700,072
   2,747,142     FHLMC, Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 7.635%, 03/01/19.....       2,829,791
     868,495     FHLMC, Cap 13.302%, Margin 2.04% + CMT, Resets Annually, 7.439%, 04/01/18 .....         892,584
   1,945,682     FHLMC, Cap 13.306%, Margin 2.057% + CMT, Resets Annually, 7.626%, 12/01/18.....       2,004,036
   2,994,881     FHLMC, Cap 13.36%, Margin 2.242% + CMT, Resets Annually, 8.097%, 07/01/20......       3,104,224
   5,573,928     FHLMC, Cap 13.364%, Margin 2.225% + CMT, Resets Annually, 7.966%, 07/01/19.....       5,782,517
   5,789,578     FHLMC, Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 7.597%, 03/01/18.....       5,962,675
  11,206,472     FHLMC, Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 7.634%, 04/01/19.......      11,517,562
   9,746,883     FHLMC, Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 8.033%, 07/01/20......      10,099,720
     733,246     FHLMC, Cap 13.77%, Margin 2.057% + CMT, Resets Annually, 7.669%, 02/01/19......         739,163
   5,235,750     FHLMC, Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 7.955%, 11/01/19.....       5,397,482
  10,372,361     FHLMC, Cap 13.879%, Margin 2.089% + CMT, Resets Annually, 7.711%, 04/01/18 ....      10,670,048
   2,966,425     FHLMC, Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years,
                  8.60%, 12/01/21 ..............................................................       3,061,766
   1,719,346     FHLMC, Cap 14.451%, Margin 2.00% + CMT, Resets Annually, 7.42%, 12/01/18 ......       1,761,178
   4,249,865     FHLMC, Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 8.228%, 02/01/19 .....       4,459,469
                                                                                                   -------------
                 Total Federal Home Loan Mortgage Corp. (Cost $135,982,186).....................     135,718,200
                                                                                                   -------------
                 Federal National Mortgage Association (FNMA)61.1%
   3,293,207     FNMA, Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Semi-Annually,
                  7.533%, 11/01/18..............................................................       3,416,538
  18,611,592     FNMA, Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 6.485%, 11/01/17.......      18,773,513
   5,755,655     FNMA, Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 7.724%, 03/01/19........       5,924,411

                 Federal National Mortgage Association (FNMA) (cont.)
$ 14,663,088     FNMA, Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Annually,
                 7.297%, 01/01/19...............................................................    $ 14,941,686
   4,698,024     FNMA, Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 6.905%, 01/01/19.......       4,702,205
  11,679,517     FNMA, Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 6.394%, 09/01/18.......      11,653,354
   5,169,685     FNMA, Cap 12.787%, Margin 1.25% + COFI, Resets Monthly, 7.454%, 01/01/19.......       5,209,801
   5,380,481     FNMA, Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 7.970%, 11/01/20.......       5,560,082
   7,880,916     FNMA, Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 7.418%, 05/01/19.......       8,134,576
   3,960,326     FNMA, Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually,
                  7.815%, 06/01/17..............................................................       4,156,877
   7,701,343     FNMA, Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years,
                  7.985%, 10/01/17..............................................................       7,924,682
   8,827,407     FNMA, Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually,
                  7.122%, 07/01/17..............................................................       8,962,112
   2,507,963     FNMA, Cap 12.911%, Margin 2.00% + 6 Month DR, Resets Semi-Annually,
                  7.350%, 02/01/18..............................................................       2,534,472
  11,320,379     FNMA, Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 6.429%, 02/01/19 ......      11,295,020
   4,913,891     FNMA, Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 7.865%, 12/01/19......       5,103,051
   7,048,239     FNMA, Cap 13.005%, Margin 1.97% + 3CMT, Resets Every 3 Years,
                  8.123%, 11/01/17..............................................................       7,263,703
   6,964,521     FNMA, Cap 13.01%, Margin 2.10% + CMT, Resets Monthly, 7.644%, 06/01/19.........       7,204,921
  11,099,155     FNMA, Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.877%, 02/01/20........      11,133,228
   7,543,674     FNMA, Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually,
                  7.634%, 12/01/20..............................................................       7,689,417
   7,432,428     FNMA, Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 7.704%, 04/01/19......       7,696,799
   7,874,867     FNMA, Cap 13.099%, Margin 1.75% + 6 Month TB, Resets Semi-Annually,
                  7.646%, 07/01/20..............................................................       8,022,047
   5,692,587     FNMA, Cap 13.147%, Margin 1.895% + CMT, Resets Annually, 7.716%, 04/01/19......       5,887,649
   3,927,794     FNMA, Cap 13.202%, Margin 2.478% + 6 Month DR, Resets Semi-Annually,
                  7.893%, 11/01/26..............................................................       4,034,316
   4,007,503     FNMA, Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 7.872%, 06/01/19.......       4,122,479
   9,271,494     FNMA, Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 7.605%, 10/01/19 ......       9,594,532
   8,489,983     FNMA, Cap 13.32%, Margin 1.25% + COFI, Resets Monthly, 7.920%, 04/01/03........       8,494,823
  16,005,786     FNMA, Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 7.776%, 09/01/22......      16,589,997
  14,870,123     FNMA, Cap 13.644%, Margin 2.011% + CMT, Resets Annually, 7.752%, 01/01/18......      15,369,907
   7,681,967     FNMA, Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 7.964%, 03/01/21......       8,014,918
  10,611,009     FNMA, Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 8.046%, 12/01/20......      10,978,469
   4,880,937     FNMA, Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 7.802%, 03/01/19 ......       5,059,140
   6,113,202     FNMA, Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually,
                  6.893%, 07/01/24..............................................................       6,032,630
   5,328,418     FNMA, Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 7.762%, 02/01/19.......       5,532,925
                 Federal National Mortgage Association (FNMA) (cont.)
 $ 4,162,026     FNMA, Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 7.670%, 12/01/18.......     $ 4,303,468
   8,593,055     FNMA, Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 7.633%, 01/01/19......       8,891,525
   2,297,476     FNMA, Cap 14.142%, Margin 2.118% + CMT, Resets Annually, 7.690%, 03/01/21......       2,375,591
  14,725,546     FNMA, Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years,
                  8.064%, 05/01/21..............................................................      15,180,125
   3,993,207     FNMA, Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 7.889%, 03/01/20.......       4,126,500
  10,711,879     FNMA, Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 7.634%, 01/01/16.......      10,922,047
   4,062,732     FNMA, Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 8.941%, 05/01/19......       4,225,038
   2,096,797     FNMA, Cap 15.381%, Margin 2.168% + CMT, Resets Annually, 8.056%, 02/01/20......       2,189,164
                                                                                                   -------------
                 Total Federal National Mortgage Association (Cost $321,037,193)................     319,227,738
                                                                                                   -------------
                 Government National Mortgage Association (GNMA)9.6%
   9,149,734     GNMA, Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 6.00%, 01/20/24.........       9,162,817
   5,745,469     GNMA, Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 6.00%, 08/20/24.........       5,879,855
   8,145,960     GNMA, Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 6.00%, 07/20/25.........       8,188,807
   2,774,056     GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 6.50%, 07/20/25.........       2,806,957
   7,095,937     GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 6.50%, 09/01/25.........       7,180,094
   9,998,089     GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 7.125%, 07/20/23........      10,247,541
   6,733,728     GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 7.125%, 08/20/23........       6,901,734
                                                                                                   -------------
                 Total Government National Mortgage Association (Cost $50,915,091)..............      50,367,805
                                                                                                   -------------
                 Total Long-Term Investments (Cost $507,934,470)................................     505,313,743
                                                                                                   -------------
              d,eReceivables from Repurchase Agreements1.5%
   7,633,075     Joint Repurchase Agreements, 5.887%, 11/01/95 (Cost $7,754,634)
                  Daiwa Securities America, Inc., (Maturity Value $1,706,298)
                   Collateral: U.S. Treasury Bills, 04/25/96
                               U.S. Treasury Notes, 6.125%, 09/30/00
                  Donaldson, Lufkin & Jenrette, (Maturity Value $2,016,535)
                   Collateral: U.S. Treasury Notes, 5.125% - 8.25%, 07/31/96 - 03/31/00
                  Swiss Bank Corp., (Maturity Value $2,016,535)
                   Collateral: U.S. Treasury Notes, 6.875%, 03/31/00
                  UBS Securities, Inc., (Maturity Value $2,016,535)
                   Collateral: U.S. Treasury Notes, 5.125% - 8.50%, 11/15/95 - 01/31/00.........       7,754,634
                                                                                                   -------------
                  Total Investments (Cost $515,689,104)98.1%....................................     513,068,377
                  Others Assets and Liabilities, Net1.9%........................................       9,733,580
                                                                                                   -------------
                  Net Assets100%................................................................    $522,801,957
                                                                                                   =============


                 At October 31, 1995, the net unrealized depreciation based on the cost of investments for income tax purposes of $515,689,104 was as follows:
                 Aggregate gross unrealized appreciation for all investments in which there was
                  an excess of value over tax cost..............................................     $ 1,571,783
                 Aggregate gross unrealized depreciation for all investments in which there was
                  an excess of tax cost over value..............................................      (4,192,510)
                                                                                                   -------------
                 Net unrealized depreciation ...................................................    $ (2,620,727)
                                                                                                   =============

PORTFOLIO ABBREVIATIONS:
3CMT   - 3 Year Constant Maturity Treasury Index
5CMT   - 5 Year Constant Maturity Treasury Index
CMT    - 1 Year Constant Maturity Treasury Index
COFI   - Cost of Funds Index
DR     - Discount Rate
NCI    - National District Cost of Funds Index
TB     - Treasury Bill Rate


dFace amount for repurchase agreements is for the underlying collateral. eSee Note 1(f) regarding Joint Repurchase Agreements.

The accompanying notes are an integral part of these financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS

Statement of Investments in Securities and Net Assets, October 31, 1995


    Face                                                                                                Value
   Amount       Adjustable Rate Securities Portfolio                                                  (Note 1)
                Adjustable Rate Mortgage Securities 79.9%

$   878,306     FNMA, Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 6.625%, 10/01/28...........      $ 878,262
    774,027     GNMA, Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 6.50%, 02/20/17 ..........        783,176
  1,275,424     Homeowners Federal Savings, Cap 13.00%, Margin 1.75% + CMT, Resets Annually,
                 7.46%, 01/25/18.................................................................      1,288,179
  1,932,199     PHMS, Cap 10.88%, Margin 2.50% + CMT, Resets Annually, 8.06%, 01/25/23...........      1,966,013
  2,086,020     PHMS, Cap 11.67%, Margin 2.67% + CMT, Resets Annually, 8.74%, 07/25/22...........      2,122,526
  1,298,157     PHMS, Cap 12.02%, Margin 2.55% + CMT, Resets Annually, 8.08%, 03/25/22...........      1,319,252
  1,200,000     PHMS, Cap 12.625%, Margin 2.55% + CMT, Resets Annually, 8.625%, 08/25/20.........      1,291,500
  2,616,806     RFC, Cap 11.46%, Margin 2.25% + CMT, Resets Annually, 7.97%, 11/25/22............      2,664,645
  1,637,674     RTC, Cap 12.66%, Margin 1.75% + 6 Month TB, Resets Semi-Annually,
                 7.50%, 04/26/21.................................................................      1,590,592
  2,318,301     RTC, Cap 14.69%, Margin 1.55% + 3CMT, Resets Every 3 Years, 7.51%, 06/25/22......      2,306,710
  1,591,724     RTC, Cap 16.48%, Margin NACR - 0.15%, Resets Annually, 7.59%, 07/25/20...........      1,546,957
  1,304,276     Ryland Mortgage Securities Corp., Cap 11.00%, Margin 1.00% + COFI,
                 Resets Monthly, 6.13%, 04/25/21.................................................      1,285,120
  2,612,075     Salomon Brothers Mortgage Securities, Cap 14.00%, Margin 0.96% + NACR,
                 Resets Annually, 8.24%, 10/25/16................................................      2,591,669
                                                                                                   -------------
                Total Adjustable Rate Mortgage Securities (Cost $22,189,652).....................     21,634,601
                                                                                                   -------------
                Fixed Rate Mortgage Securities4.7%
  1,314,244     Countrywide Mortgage-Backed Securities, Inc., Series 1994-I, Class A8, 6.25%,
                 07/25/09 (Cost $1,278,102)......................................................      1,278,312
                                                                                                   -------------
                Other Adjustable Rate Securities4.8%
  1,300,000     Advanta Credit Card Master Trust, Margin 0.16% + 1 Month LIBOR, Resets Monthly,
                 6.03%, 09/01/00 (Cost $1,301,523)...............................................      1,303,055
                                                                                                   -------------
                U.S Government Securities7.6%
  1,000,000     U.S. Treasury Notes, 6.75%, 05/31/97.............................................      1,017,187
  1,000,000     U.S. Treasury Notes, 8.50%, 07/15/97.............................................      1,046,562
                                                                                                   -------------
                Total U.S. Government Securities (Cost $2,054,453) ..............................      2,063,749
                                                                                                   -------------
                Total Long-Term Investments (Cost $26,823,730)...................................     26,279,717
                                                                                                   -------------

             d,eReceivables from Repurchase Agreements2.6%.......................................
  $ 695,644     Joint Repurchase Agreements, 5.887%, 11/01/95 (Cost $706,588)
                 Daiwa Securities America, Inc., (Maturity Value $155,475)
                Collateral: U.S. Treasury Bills, 04/25/96
                            U.S. Treasury Notes, 6.125%, 09/30/00
                 Donaldson, Lufkin & Jenrette, (Maturity Value $183,743)
                Collateral: U.S. Treasury Notes, 5.125% - 8.25%, 07/31/96 - 03/31/00
                 Swiss Bank Corp., (Maturity Value $183,743)
                Collateral: U.S. Treasury Notes, 6.875%, 03/31/00
                 UBS Securities, Inc., (Maturity Value $183,743)
                Collateral: U.S. Treasury Notes, 5.125% - 8.50%, 11/15/95 - 01/31/00.............      $ 706,588
                                                                                                   -------------
                 Total Investments (Cost $27,530,318)99.6%.......................................     26,986,305
                 Other Assets and Liabilities, Net.4%............................................         92,595
                                                                                                   -------------
                 Net Assets100.0%................................................................    $27,078,900
                                                                                                   =============

                At October 31, 1995, the net unrealized depreciation based on the cost of investments for income tax purposes of $27,530,318 was as follows:
                Aggregate gross unrealized appreciation for all investments in which there was
                 an excess of value over tax cost................................................       $ 17,543
                Aggregate gross unrealized depreciation for all investments in which there was
                 an excess of tax cost over value................................................       (561,556)
                                                                                                   -------------
                Net unrealized depreciation......................................................     $ (544,013)
                                                                                                   =============

PORTFOLIO ABBREVIATIONS:
3CMT    - 3 Year Constant Maturity Treasury Index
CMT     - 1 Year Constant Maturity Treasury Index
COFI    - 11th District Cost of Funds Index
FNMA    - Federal National Mortgage Association
GNMA    - Government National Mortgage Association
LIBOR   - London Interbank Offered Rate
NACR    - National Average Contract Rate
NCI     - National District Cost of Funds Index
PHMS    - Prudential Home Mortgage Securities
RFC     - Residential Finance Corp.
RTC     - Resolution Trust Corp.
TB      - Treasury Bill Rate

dFace amount for repurchase agreements is for the underlying collateral.
eSee Note 1(f) regarding Joint Repurchase Agreements.


The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS

Financial Statements

Statements of Assets and Liabilities
October 31, 1995

                                                                               U.S. Government
                                                                               Adjustable Rate    Adjustable Rate
                                                                             Mortgage Portfolio Securities Portfolio
                                                                                 ----------         -----------
Assets:
 Investments in securities:
  At identified cost.......................................................      $507,934,470        $26,823,730
                                                                                 ===========         ===========
  At value.................................................................       505,313,743         26,279,717
 Receivables from repurchase agreements, at value and cost.................         7,754,634            706,588
 Cash......................................................................         3,137,654                 --
 Receivables:
  Interest.................................................................         3,941,508            234,803
  Investment securities sold...............................................         2,869,491                 --
 Unamortized organization costs (Note 2)...................................                --              2,745
                                                                                 -----------         -----------
      Total assets.........................................................       523,017,030         27,223,853
                                                                                 -----------         -----------
Liabilities:
 Payables:
  Capital shares repurchased...............................................                --            125,717
  Distributions payable to shareholders....................................            18,831                 --
  Management fees..........................................................           106,645              4,106
  Professional fees........................................................            61,989              3,011
 Accrued expenses and other liabilities....................................            27,608             12,119
                                                                                 -----------         -----------
      Total liabilities....................................................           215,073            144,953
                                                                                 -----------         -----------
Net assets, at value.......................................................      $522,801,957        $27,078,900
                                                                                 ============         ===========
Net assets consist of:
 Unrealized depreciation on investments....................................      $ (2,620,727)        $ (544,013)
 Net realized loss from investments........................................      (137,401,286)        (2,705,888)
 Capital shares............................................................           560,356             27,610
 Additional paid-in capital................................................       662,263,614         30,301,191
                                                                                 ------------         -----------
Net assets, at value.......................................................      $522,801,957        $27,078,900
                                                                                 ============         ===========
Shares outstanding.........................................................        56,035,644          2,760,971
                                                                                 ============         ===========
Net asset value per share..................................................             $9.33              $9.81
                                                                                 ============         ===========
Representative computation (U.S. Government Adjustable Rate Mortgage
 Portfolio) of net asset value, offering price and redemption price per share:
 ($522,801,957 O 56,035,644)...............................................             $9.33
                                                                                 ============


The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS

Financial Statements (cont.)

Statements of Operations
for the year ended October 31, 1995

                                                                               U.S. Government
                                                                               Adjustable Rate    Adjustable Rate
                                                                             Mortgage PortfolioSecurities Portfolio
                                                                                 ----------         -----------
Investment income:
 Interest (Note 1).........................................................       $39,043,371         $1,971,336
                                                                                 -----------         -----------
Expenses:
 Management fees (Note 6)..................................................         2,456,413            119,324
 Professional fees.........................................................            66,154              5,642
 Custodian fees............................................................            53,416              2,641
 Rating service fees.......................................................            12,714              6,310
 Trustees' fees and expenses...............................................             8,019                240
 Reports to shareholders...................................................             4,621              1,058
 Amortization of organization costs (Note 2)...............................                --              2,196
 Other.....................................................................            11,103              1,428
 Payments from Manager (Note 6)............................................        (1,488,336)           (63,940)
                                                                                 ------------         -----------
      Total expenses.......................................................         1,124,104             74,899
                                                                                 ------------         -----------
       Net investment income...............................................        37,919,267          1,896,437
                                                                                 ------------         -----------
Realized and unrealized gain (loss) on investments:
 Net realized loss.........................................................        (7,672,691)          (602,782)
 Net unrealized appreciation ..............................................        16,342,196            913,301
                                                                                 ------------         -----------
Net realized and unrealized gain on investments............................         8,669,505            310,519
                                                                                 ------------         -----------
Net increase in net assets resulting from operations.......................       $46,588,772         $2,206,956
                                                                                 ============         ===========


The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS

Financial Statements (cont.)

Statements of Changes in Net Assets
for the years ended October 31, 1995 and 1994

                                                         U.S. Government                   Adjustable Rate
                                               Adjustable Rate Mortgage Portfolio       Securities Portfolio
                                                     -----------------------            --------------------
                                                    1995              1994              1995            1994
                                                 ----------        -----------        ---------       ---------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................     $ 37,919,267       $ 47,964,106    $ 1,896,437      $ 4,221,967
  Net realized loss from investments .......       (7,672,691)       (67,057,492)      (602,782)      (1,993,495)
  Net unrealized appreciation (depreciation)
 on investments.............................       16,342,196        (12,751,845)       913,301       (1,410,266)
                                                 ----------        -----------        ---------       ---------
      Net increase (decrease) in net assets
 resulting from operations..................       46,588,772        (31,845,231)     2,206,956          818,206
 Distributions to shareholders from
 undistributed net investment income
 (Note 1)...................................      (37,919,267)       (47,964,106)    (1,896,437)      (4,221,967)
 Decrease in net assets from
 capital share transactions (Note 4)........     (233,338,662)    (1,302,948,561)   (14,850,372)     (79,286,725)
                                                 ----------        -----------        ---------       ---------
      Net decrease in net assets............     (224,669,157)    (1,382,757,898)   (14,539,853)     (82,690,486)
Net assets (there is no undistributed net
 investment income at beginning or end
 of year):
  Beginning of year.........................      747,471,114      2,130,229,012     41,618,753      124,309,239
                                                 ----------        -----------        ---------       ---------
  End of year...............................     $522,801,957      $ 747,471,114    $27,078,900     $ 41,618,753
                                                 ==========        ===========        =========       =========



The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS

Notes to Financial Statements




1. SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is a no load, open end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940 as amended. The Trust currently has two separate portfolios (the Portfolios) consisting of the U.S.Government Adjustable Rate Mortgage Portfolio (Mortgage Portfolio) and the Adjustable Rate Securities Portfolio (Securities Portfolio). The shares of the Trust are issued in private placements and are thus exempt from registration under the Securities Act of 1933.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuations:

Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and asked prices. Other securities for which market quotations are readily available are valued at current market values, obtained from pricing services, which are based on a variety of factors, including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific securities. Portfolio securities which are traded both in the over-the-counter market and on a securities exchange are valued according to the broadest and most representative market as determined by the Manager. Other securities for which market quotations are not available, if any, are valued in accordance with procedures established by the Board of Trustees.

b. Income Taxes:

The Trust intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes. Therefore, no income tax provision is required. Each Portfolio is treated as a separate entity in the determination of compliance with the Internal Revenue Code.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and income tax purposes.

Net realized capital losses may differ for financial statement and tax purposes primarily due to differing treatment of wash sale transactions.

d. Investment Income, Expenses and Distributions:

Distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discount, if any, is amortized as required by the Internal Revenue Code. The Fund normally declares dividends from its net investment income daily and distributes monthly. Daily allocations of net investment income will commence on the date following receipt of an investor's funds. Dividends are normally declared each day the New York Stock Exchange is open for business and are equal to the Portfolio's total net investment income and are payable to shareholders of record at the beginning of business on the ex-date. Once each month, dividends are reinvested in additional shares of the Portfolio or paid in cash as requested by the shareholders.

e. Expense Allocation:

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Repurchase Agreements:

The Funds may enter into Joint Repurchase Agreements whereby their uninvested cash balances are deposited into a joint cash account to be used to invest in one or more repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. The value and face amount of the Joint Repurchase Agreement are allocated to the Trust based on its pro-rata interest.

In a repurchase agreement, the Fund purchases a U.S. Government security from a dealer or bank subject to an agreement to resell it at a mutually agreed upon price and date. Such a transaction is accounted for as a loan by the Fund to the seller, collateralized by the underlying security. The transaction requires the initial collateralization of the seller's obligation by U.S. Government securities with market value, including accrued interest, of at least 102% of the dollar amount invested by the Fund, with the value of the underlying security marked to market daily to maintain coverage of at least 100%. The collateral is delivered to the Fund's custodian and held until resold to the dealer or bank. At October 31, 1995, all outstanding joint repurchase agreements held by the Funds have been entered into on that date.

g. Securities Traded on a When-Issued or Delayed Delivery Basis:

The Funds may trade securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities, if any, are identified on the accompanying Statement of Investments in Securities and Net Assets. The Funds set aside sufficient investment securities as collateral for these purchase commitments.

2. ORGANIZATION COSTS

The organization costs of the Securities Portfolio are amortized on a straight-line basis over a period of five years from December 26, 1991, the effective date of registration. In the event Franklin Resources, Inc. (which was the sole shareholder prior to December 26, 1991) redeems its seed money shares within the five-year period, the pro rata share of the then-unamortized deferred organization cost will be deducted from the redemption price paid to Franklin Resources, Inc. New investors purchasing shares of the portfolio subsequent to that date bear such costs during the amortization period only as such charges are accrued daily against investment income.

3. DISTRIBUTIONS AND CAPITAL LOSS CARRYOVERS

At October 31, 1995, for tax purposes, the Portfolios had accumulated capital loss carryovers as follows:

                                                           U.S. Government
                                                            Adjustable Rate     Adjustable Rate
                                                          Mortgage Portfolio Securities Portfolio
                                                              -----------        ------------
               Capital loss carryovers
                Expiring in:2000.....................          $ 45,439,616          $   57,701
                            2001.....................            17,182,002              50,908
                            2002.....................            67,102,060           1,987,888
                            2003.....................             7,677,608             609,391
                                                              -------------        ------------
                                                               $137,401,286          $2,705,888
                                                              =============        ============

For tax purposes, the aggregate cost of securities and unrealized depreciation of the Trust are the same as for financial statement purposes at October 31, 1995.

4. TRUST SHARES

At October 31, 1995, there was an unlimited number of $.01 par value shares of beneficial interest authorized. Transactions in each of the Portfolio's shares for the years ended October 31, 1995 and 1994 are as follows:


                                                    U.S. Government Adjustable             Adjustable Rate
                                                      Rate Mortgage Portfolio           Securities Portfolio
                                                     ------------------------          ----------------------
                                                    Shares            Amount          Shares          Amount
                                                  ----------       ------------      ---------      -----------
1995
 Shares sold..................................      8,454,626        $78,435,001      1,241,431      $12,019,117
 Shares issued in reinvestment of distributions     4,106,743         37,916,533        196,161        1,906,803
 Shares redeemed..............................    (37,893,534)      (349,690,196)    (2,973,631)     (28,776,292)
                                                  ----------       ------------      ---------      -----------
 Net decrease.................................    (25,332,165)    $ (233,338,662)    (1,536,039)   $ (14,850,372)
                                                  ==========       ============      =========      ===========
1994
 Shares sold..................................      3,234,621       $ 31,184,230      9,103,489    $  90,799,027
 Shares issued in reinvestment of distributions     5,053,223         47,948,131        426,689        4,211,388
 Shares redeemed..............................   (143,954,457)    (1,382,080,922)   (17,497,118)    (172,994,477)
 Changes from exercise of the exchange
 privilege:
   Shares redeemed............................             --                 --       (132,789)      (1,302,663)
                                                  ----------       ------------      ---------      -----------
 Net decrease.................................   (135,666,613)   $(1,302,948,561)    (8,099,729)   $ (79,286,725)
                                                  ==========       ============      =========      ===========

5. PURCHASES AND SALES OF SECURITIES

Aggregate purchases and sales of securities (excluding purchases and sales of short-term securities) for the year ended October 31, 1995, were as follows:

                                                           U.S. Government
                                                            Adjustable Rate     Adjustable Rate
                                                          Mortgage Portfolio Securities Portfolio
                                                              -----------        ------------
                  Purchases..............................      $118,370,164         $13,873,368
                                                              ===========        ============
                  Sales..................................      $344,966,249         $25,825,172
                                                              ===========        ============

6. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Franklin Advisers, Inc. (Advisers), under the terms of a management agreement, provides investment advice, administrative services, office space and facilities to each Portfolio, and receives fees computed monthly based on the average daily net assets of each Portfolio during the month, equal to an annualized rate of 40/100 of 1% for the first $5 billion of net assets, 35/100 of 1% of net assets in excess of $5 billion up to and including $10 billion, 33/100 of 1% of net assets in excess of $10 billion up to and including $15 billion, and 30/100 of 1% of net assets in excess of $15 billion. The terms of the management agreement provide that aggregate annual expenses of each Portfolio be limited to the extent necessary to comply with the limitations set forth in the laws, regulations and administrative interpretations of the states in which each Portfolio's shares are registered. Each Portfolio's expenses did not exceed these limitations; however, for the year ended October 31, 1995, Advisers agreed in advance to waive $1,488,336 and $63,940 of the management fees for the Mortgage Portfolio and Securities Portfolio, respectively.


6. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

As of October 31, 1995, 54,635,889 shares of the Mortgage Portfolio were owned by the Franklin Adjustable U.S. Government Securities Fund and 1,399,755 shares were owned by the Franklin Institutional Adjustable U.S. Government Securities Fund. This represents 98% and 2%, respectively, of the outstanding shares of the Mortgage Portfolio.

As of October 31, 1995, 1,736,779 shares of the Securities Portfolio were owned by the Franklin Adjustable Rate Securities Fund and 1,022,854 shares were owned by the Franklin Institutional Adjustable Securities Fund. This represents 63% and 37%, respectively, of the outstanding shares of the Securities Portfolio. The remaining 1,338 shares of the Securities Portfolio were owned by Franklin Resources, Inc.

Certain officers and trustees of the Trust are also officers and/or directors of Advisers, a wholly-owned subsidiary of Franklin Resources, Inc., and the Franklin Adjustable U.S. Government Securities Fund and the Franklin Adjustable Rate Securities Fund.


7. FINANCIAL HIGHLIGHTS

Selected data for each share of beneficial interest outstanding throughout the years by Portfolio are as follows:

                    Per Share Operating Performance                                Ratios/Supplemental Data
            ----------------------------------------------                          -----------------------
                             Net
                         Realized &            Distri-   Distri-           Net              Net   Ratio of  Ratio of Net
        Net Asset Net    Unrealized            butions   butions          Asset           Assets  Expenses  Investment
Year    Value at  Invest- Gain      Total From From Net  From     Total   Value           at End to Average Income to  Portfolio
Ended   Beginning ment   (Loss)on  Investment  Investment Capital Distri- at End   Total  of Year   Net     Average     Turnover
Oct. 31,of Year  Income Securities Operations  Income     Gains   butions of Year Return (in 000's) Assets  Net Assets   Rate

U.S. Government Adjustable Rate Mortgage Portfolio
19921  $10.00    $.493  $ .013    $ .506     $(.493)    $(.003)  $(.496)  $10.01   5.13%$4,315,658  .31%*      7.25%*   48.96%
19933   10.01     .544   (.100)     .444      (.544)       --     (.544)    9.91   4.53  4,201,411  .30        5.49     66.44
19934    9.91     .313   (.090)     .223      (.313)       --     (.313)    9.82   2.28  2,130,229  .27*       4.15*    76.55
1994     9.82     .415   (.630)    (.215)     (.415)       --     (.415)    9.19  (2.22)   747,471  .02        4.01     56.43
1995     9.19     .572    .140      .712      (.572)       --     (.572)    9.33   7.99    522,802  .18        6.17     20.16
Adjustable Rate Securities Portfolio
19922   10.00      --      --        --         --         --       --     10.00    --          --   --         --        --
19933   10.00     .599    .020      .619      (.599)       --     (.599)   10.02   6.36     44,656   --        5.80     88.92
19934   10.02     .368    .010      .378      (.368)       --     (.368)   10.03   3.83    124,309  .11*       4.76*   158.70
1994    10.03     .469   (.340)     .129      (.469)       --     (.469)    9.69   1.32     41,619  .25        4.55    192.06
1995     9.69     .625    .120      .745      (.625)       --     (.625)    9.81   7.94     27,079  .25        6.36     50.29

*Annualized.
1For the period May 20, 1991 (effective date) to January 31, 1992. 2For the period December 26, 1991 (effective date) to January 31, 1992.
3For the year ended January 31,1993.
4For the nine months ended October 31,1993.
Total return measures the change in value of an investment over the period indicated. It is not annualized. It assumes reinvestment of dividends and of capital gains, if any, at net asset value. During the periods indicated below, Franklin Advisers, Inc., the investment manager, agreed to waive in advance a portion of its management fees and made payments of other expenses incurred by the Portfolios. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:

                                       Ratio of expenses
                                     to average net assets
U.S. Government Adjustable Rate
Mortgage Portfolio
19921...............................       .41%*
19933...............................       .42
19934...............................       .41*
1994................................       .42
1995................................       .43
                                       Ratio of expenses
                                     to average net assets
Adjustable Rate Securities Portfolio
19922...............................        --%
19933...............................       .64
19934...............................       .47*
1994................................       .43
1995................................       .47


ADJUSTABLE RATE SECURITIES PORTFOLIOS

Report of Independent Auditors

To the Shareholders and Board of Trustees of Adjustable Rate Securities Portfolios:

We have audited the accompanying statements of assets and liabilities of the two Portfolios comprising the Adjustable Rate Securities Portfolios (the Trust), including each Portfolio's statement of investments in securities and net assets, as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in Note 7. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the two Portfolios comprising the Adjustable Rate Securities Portfolios as of October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in Note 7, in conformity with generally accepted accounting principles.

                                                  COOPERS & LYBRAND L.L.P.

San Francisco, California
December 8, 1995




                          INSTITUTIONAL FIDUCIARY TRUST
                                File Nos. 2-96634
                                     811-4267
                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

a) Financial Statements.

      (1) Incorporated herein by reference to the following Annual Reports to Shareholders dated June 30, 1996 as filed with the SEC electronically on Form Type N-30D on September 10, 1996

      (a)      Franklin Cash Reserves Fund

      (i)         Statement of Investments in Securities and Net Assets -
                  June 30, 1996

      (ii)        Statements of Assets and Liabilities - June 30, 1996

      (iii)       Statements of Operations - for the year ended June 30, 1996

      (iv) Statements of Changes in Net Assets - for the years ended June 30, 1996 and 1995

      (v)         Notes to Financial Statements

      (vi)        Report of Independent Auditors - August 6, 1996

      (vii) Statement of Investments in Securities and Net Assets of The Money Market Portfolios- June 30, 1996

      (viii) Statements of Assets and Liabilities of The Money Market Portfolios - June 30, 1996

      (ix) Statements of Operations of The Money Market Portfolios - for the year ended June 30, 1996

      (x) Statements of Changes in Net Assets of The Money Market Portfolios - for the years ended June 30, 1996 and 1995

      (xi)        Notes to Financial Statements

      (xii)       Report of Independent Auditors of The Money Market Portfolios
                  - August 6, 1996

     (b) Franklin U.S. Treasury Money Market Portfolio, Franklin U.S. Government Agency Money Market Fund, Money Market Portfolio and Franklin U.S. Government Securities Money Market Portfolio

      (i)         Statement of Investments in Securities and Net Assets -
                  June 30, 1996

      (ii)        Statements of Assets and Liabilities - June 30, 1996

      (iii)       Statements of Operations - for the year ended June 30, 1996

      (iv) Statements of Changes in Net Assets - for the years ended June 30, 1996 and 1995

      (v)         Notes to Financial Statements

      (vi)        Report of Independent Auditors - August 6, 1996

      (vii) Statement of Investments in Securities and Net Assets of The Money Market Portfolios- June 30, 1996

      (viii) Statements of Assets and Liabilities of The Money Market Portfolios - June 30, 1996

      (ix) Statements of Operations of The Money Market Portfolios - for the year ended June 30, 1996

      (x) Statements of Changes in Net Assets of The Money Market Portfolios - for the years ended June 30, 1996 and 1995

      (xi)        Notes to Financial Statements

      (xii)       Report of Independent Auditors of The Money Market Portfolios
                  - August 6, 1996

     (c) Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin Institutional Adjustable Rate Securities Fund

      (i)         Statement of Investments in Securities and Net Assets
                  June 30, 1996

      (ii)        Statements of Assets and Liabilities - June 30, 1996

      (iii)       Statements of Operations - for the year ended June 30, 1996

      (iv) Statements of Changes in Net Assets - for the years ended June 30, 1996 and 1995

      (v)         Notes to Financial Statements

      (vi)        Report of Independent Auditors - August 6, 1996

      (vii) Statement of Investments in Securities and Net Assets of Adjustable Rate Securities Portfolios - June 30, 1996 (unaudited)

      (viii) Statements of Assets and Liabilities of Adjustable Rate Securities Portfolios - June 30, 1996 (unaudited)

      (ix) Statements of Operations of Adjustable Rate Securities Portfolios - for the eight months ended June 30, 1996 (unaudited)

      (x) Statements of Changes in Net Assets of Adjustable Rate Securities Portfolios - for the eight months ended June 30, 1996 (unaudited) and the year ended October 31, 1995

      (xi)        Notes to Financial Statements (unaudited)

      (2)         Filed in Part B

      (i) Statement of Investments in Securities and Net Assets of Adjustable Rate Securities Portfolios - October 31, 1995

      (ii) Statements of Assets and Liabilities of Adjustable Rate Securities Portfolios - October 31, 1995


      (iii) Statements of Operations of Adjustable Rate Securities Portfolios - for the year ended October 31, 1995

      (iv) Statements of Changes in Net Assets of Adjustable Rate Securities Portfolios - for the years ended October 31, 1995 and 1994

      (v)         Notes to Financial Statements

      (vi)        Report of Independent Auditors - December 8, 1995

b)  Exhibits

The following exhibits, where applicable, are herewith incorporated by reference with the exception of Exhibits 5(viii), 5(ix), 5(x), 5(xi), 5(xii), 5(xiii), 5(xiv), 5(xv), 8(iv), 8(v), 10(i), 11(i), 18(i), 27(i), 27(ii), 27(iii), 27(iv),
27(v), 27(vi), and 27(vii) which are attached:

(1) copies of the charter as now in effect;

      (i)   Agreement and Declaration of Trust dated January 15, 1985
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (ii) Certificate of Amendment to Agreement and Declaration of Trust dated May 12, 1987
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (iii)Certificate of Amendment to Agreement and Declaration of Trust dated October 9, 1987
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (iv) Certificate of Amendment to Agreement and Declaration of Trust dated November 17, 1987
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (v) Certificate of Amendment to Agreement and Declaration of Trust dated December 8, 1987
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

       (vi)Certificate of Amendment to Agreement and Declaration of Trust dated December 12, 1989
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

       (vii)Certificate of Amendment to Agreement and Declaration of Trust dated October 15, 1993
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

(2)  copies of the existing By-Laws or instruments corresponding thereto;

       (i)  By-Laws
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

       (ii) Certificate of Amendment of By-Laws dated October 9, 1987
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

(3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

      Not Applicable

(4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

      Not Applicable

(5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (i) Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated November 1, 1991
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (ii) Management Agreement between Registrant, on behalf of Franklin U.S. Treasury Money Market Portfolio, and Franklin Advisers, Inc. dated August 20, 1991
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (iii)Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable Rate Securities Fund and Franklin Advisers, Inc. dated January 2, 1992
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (iv) Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc., dated November 1, 1992
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (v) Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc, dated November 1, 1992
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (vi) Management Agreement between Registrant, on behalf of the Franklin U.S. Government Agency Money Market Fund, and Franklin Advisers, Inc. dated February 8, 1994
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

     (vii)Administration Agreement between Registrant, on behalf of the Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated July 1, 1994
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

     (viii)Amendment to Administration Agreement between Registrant on behalf of Money Market Portfolio and Franklin Advisers, INC. dated August 1, 1995

      (ix) Amendment to Management Agreement between Registrant on behalf of Franklin Late Day Money Market Portfolio and Franklin Advisers, Inc. dated August 1, 1995

      (x) Amendment to Administration Agreement between Registrant on behalf of Franklin U.S. Government Securities Money Market Portfolio and Franklin Advisers, Inc. dated August 1, 1995

      (xi) Amendment to Management Agreement between Registrant on behalf of Franklin U.S. Treasury Money Market Portfolio and Franklin Advisers, Inc. dated August 1, 1995

      (xii)Amendment to Administration Agreement between Registrant on behalf of Franklin Institutional Adjustable Rate Securities Fund and Franklin Advisers, Inc. dated August 1, 1995

     (xiii)Amendment to Administration Agreement between Registrant on behalf of Franklin Institutional Adjustable U.S. Securities Fund and Franklin Advisers, Inc. dated August 1, 1995

      (xiv)Amendment to Management Agreement between Registrant on behalf of Franklin U.S. Government Agency Money Market Fund and Franklin Advisers, Inc. dated August 1, 1995

     (xv) Amendment to Administration Agreement between Registrant on behalf of Franklin Cash Reserves Fund and Franklin Advisers, Inc. dated August 1, 1995

(6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

      (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
           Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
           File No. 2-96634
           Filing Date:  September 1, 1995

       (ii)Form of Dealer Agreements between Franklin/Templeton Distributors, Inc. and dealers
           Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
           File No. 2-96634
           Filing Date:  September 1, 1995

(7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit or directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

      Not Applicable

(8) copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

      (i) Custodian Agreement between Registrant and Bank of America NT & SA dated June 17, 1985
           Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
           File No. 2-96634
           Filing Date:  September 1, 1995

      (ii) Amendment to Custodian Agreement between Registrant and Bank of America NT & SA dated April 2, 1990
           Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
           File No. 2-96634
           Filing Date:  September 1, 1995

     (iii)Copy of Custodian Agreements between Registrant and Citibank Delaware:
               1. Citicash Management ACH Customer Agreement
               2. Citibank Cash Management Services Master Agreement
               3. Short Form Bank Agreement-Deposits and Disbursements of Funds
                   Incorporated herein by reference to:
                   Registrant:  Franklin Asset Allocation Fund
                   Filing:  Post-Effective Amendment No. 54 to
                   Registration on Form N-1A
                   File No. 2-12647
                   Filing Date:  February 27, 1995

       (iv)Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996

       (v) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996

(9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

      Not Applicable

(10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will then be legally issued, fully paid and nonassessable;

       (i)  Opinion and Consent of Counsel dated October 18, 1996

(11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

       (i)  Consent of Independent Auditors

(12)  All financial statements omitted from Item 23;

       Not Applicable

(13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intent of redeeming or reselling;

      Not Applicable

(14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

        (i) Copy of model retirement plan.
            Filing: Post-effective Amendment No. 26 to Registration Statement on Form N-1A
            Name of Registrant:  AGE High Income Fund, Inc.
            File No. 2-30203
            Filing Date:  August 1, 1989

(15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

      (i) Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of the Franklin U. S. Government Agency Money Market Fund and Franklin Advisers, Inc., dated February 8, 1994
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (ii) Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of the Franklin Cash Reserves Fund and Franklin Advisers, Inc., dated July 1, 1994
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (iii)Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin U.S. Treasury Money Market Portfolio and Franklin Advisers, Inc., dated December 1, 1993
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (iv) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin U.S. Government Securities Money Market Portfolio and Franklin Advisers, Inc., dated December 1, 1993
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (v) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Money Market Portfolio and Franklin Advisers, Inc., dated December 1, 1993
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

(16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

      (i)   Schedules for computation of performance quotation
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

(17)  Powers of Attorney

      (i)   Institutional Fiduciary Trust dated January 17, 1995
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (ii)  Adjustable Rate Securities Portfolio dated February 16, 1995
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (iii)The Money Market Portfolios dated September 18, 1995
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

        Certificates of Secretary

      (iv)  Institutional Fiduciary Trust dated January 17, 1995
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (v)   Adjustable Rate Securities Portfolios dated February 16, 1995
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

      (vi)  The Money Market Portfolios dated September 18, 1995
            Filing: Post Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 2-96634
            Filing Date:  September 1, 1995

(18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

       (i)  Form of Mutiple Class Plan dated October 19, 1995

(27)  Financial Data Schedule

       (i)    Financial Data Schedule for Franklin Cash Reserves Fund

       (ii)   Financial Data Schedule for Money Market Portfolio

       (iii) Financial Data Schedule for Franklin U.S. Government Securities Money Market Portfolio

       (iv)   Financial Data Schedule for Franklin U.S. Treasury
              Money Market Portfolios

       (v) Financial Data Schedule for Franklin U.S. Government Agency Money Market Fund

      (vi) Financial Data Schedule for Franklin Institutional Adjustable U.S. Government Securities Fund

       (vii)  Financial Data Schedule for Franklin Institutional
              Adjustable Rate Securities Fund

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

As of July 31, 1996 the number of record holders of each class of securities of the Registrant was as follows:

                                                      NUMBER OF
       TITLE OF CLASS                              RECORD HOLDERS

       Shares of Beneficial
       Interest of:

       Franklin Cash Reserves Fund                       306

       Money Market Portfolio                            276

       Franklin U.S. Government                          372
       Securities Money Market Portfolio

       Franklin U.S. Treasury                            159
       Money Market Portfolios

       Franklin U.S. Government Agency                   61
       Money Market Fund

       Franklin Institutional Adjustable                 52
       U.S.
       Government Securities Fund

       Franklin Institutional                             9
       Adjustable Rate Securities Fund

ITEM 27  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc., the investment advisor of the Registrant's Franklin U.S. Treasury Money Market Portfolio and Franklin U.S. Government Agency Money Market Fund and administrator of Money Market Portfolio, Franklin U. S. Government Securities Money Market Portfolio, Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin Institutional Adjustable Rate Securities Fund also serve as officers and/or directors for (1) the advisor's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Group of Funds. In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B.

ITEM 29  PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund, Inc.
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Advantaged High Yield Securities Fund
Franklin Tax-Advantaged International Bond Fund
Franklin Tax-Advantaged U.S. Government Securities Fund
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 31   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32   UNDERTAKINGS

a) Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

b)  Registrant hereby undertakes to comply with the information requirement in
    Item 5A of the Form N-1A by including the required information in the Trust's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of October, 1996.

                                INSTITUTIONAL FIDUCIARY TRUST
                                (Registrant)

                             By:CHARLES E. JOHNSON
                                Charles E. Johnson
                                President

Pursuant to the requirements of the Securities Act of 1933, this consent to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*            Trustee and Principal Executive Officer
Charles E. Johnson                Dated: October 30, 1996

MARTIN L. FLANAGAN*            Principal Financial Officer
Martin L. Flanagan                Dated: October 30, 1996

DIOMEDES LOO-TAM*              Principal Accounting Officer
Diomedes Loo-Tam                  Dated: October 30, 1996

FRANK H. ABBOTT III*           Trustee
-------------------
Frank H. Abbott III               Dated: October 30, 1996

HARRIS J. ASHTON*              Trustee
----------------
Harris J. Ashton                  Dated: October 30, 1996

S. JOSEPH FORTUNATO*           Trustee
--------------------
S. Joseph Fortunato               Dated: October 30, 1996

DAVID W. GARBELLANO*           Trustee
-------------------
David W. Garbellano               Dated: October 30, 1996

CHARLES B. JOHNSON*            Trustee
-------------------
Charles B. Johnson                Dated: October 30, 1996

RUPERT H. JOHNSON, JR.*        Trustee
Rupert H. Johnson, Jr.            Dated: October 30, 1996


FRANK W.T. LAHAYE*             Trustee
------------------
Frank W.T. LaHaye                 Dated: October 30, 1996

GORDON S. MACKLIN*             Trustee
------------------
Gordon S. Macklin                 Dated: October 30, 1996



*By:  /s/Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust to be signed by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of October, 1996.


                                           THE MONEY MARKET PORTFOLIOS

                                           By: CHARLES E. JOHNSON*
                                                Charles E. Johnson
                                                President

Pursuant to the requirements of the Securities Act of 1933, this consent to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*          Trustee and Principal Executive Officer
Charles E. Johnson           Dated:  October 30, 1996

MARTIN L. FLANAGAN*          Principal Financial Officer
Martin L. Flanagan           Dated:  October 30, 1996

DIOMEDES LOO-TAM*            Principal Accounting Officer
Diomedes Loo-Tam             Dated:  October 30, 1996

FRANK H. ABBOTT III*         Trustee
Frank H. Abbott III          Dated:  October 30, 1996

HARRIS J. ASHTON*            Trustee
-----------------
Harris J. Ashton             Dated:  October 30, 1996

S. JOSEPH FORTUNATO*         Trustee
S. Joseph Fortunato          Dated:  October 30, 1996

DAVID W. GARBELLANO*         Trustee
David W. Garbellano          Dated:  October 30, 1996

CHARLES B. JOHNSON*          Trustee
-------------------
Charles B. Johnson           Dated:  October 30, 1996

RUPERT H. JOHNSON, JR.*      Trustee
Rupert H. Johnson, Jr.       Dated:  October 30, 1996

FRANK W.T. LAHAYE*           Trustee
------------------
Frank W.T. LaHaye            Dated:  October 30, 1996

GORDON S. MACKLIN            Trustee
------------------
Gordon S. Macklin            Dated:  October 30, 1996

*By:  /s/Larry L. Greene
Larry L. Greene, Attorney-in-Fact
(Pursuant to Power of Attorney previously filed)


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust to be signed by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of October, 1996.

                                     ADJUSTABLE RATE SECURITIES PORTFOLIOS

                                     By: CHARLES E. JOHNSON*
                                          Charles E. Johnson
                                          President

Pursuant to the requirements of the Securities Act of 1933, this consent to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*          Trustee and Principal Executive Officer
Charles E. Johnson           Dated:  October 30, 1996

MARTIN L. FLANAGAN*          Principal Financial Officer
Martin L. Flanagan           Dated:  October 30, 1996

DIOMEDES LOO-TAM*            Principal Accounting Officer
Diomedes Loo-Tam             Dated:  October 30, 1996

FRANK H. ABBOTT III*         Trustee
Frank H. Abbott III          Dated:  October 30, 1996

HARRIS J. ASHTON*            Trustee
-----------------
Harris J. Ashton             Dated:  October 30, 1996

S. JOSEPH FORTUNATO*         Trustee
S. Joseph Fortunato          Dated:  October 30, 1996

DAVID W. GARBELLANO*         Trustee
David W. Garbellano          Dated:  October 30, 1996

CHARLES B. JOHNSON*          Trustee
-------------------
Charles B. Johnson           Dated:  October 30, 1996

RUPERT H. JOHNSON, JR.*      Trustee
Rupert H. Johnson, Jr.       Dated:  October 30, 1996

FRANK W.T. LAHAYE*           Trustee
------------------
Frank W.T. LaHaye            Dated:  October 30, 1996

GORDON S. MACKLIN*           Trustee
------------------
Gordon S. Macklin            Dated:  October 30, 1996

*By: /s/Larry L. Greene
Larry L. Greene, Attorney-in-Fact
(Pursuant to Power of Attorney previously filed)

INSTITUTIONAL FIDUCIARY TRUST

                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NO.             DESCRIPTION                               PAGE NO. IN
                                                                  SEQUENTIAL
                                                                  NUMBERING
                                                                  SYSTEM

EX-99.B1(i)             Agreement and Declaration of Trust              *
                        dated January 15, 1985

EX-99.B1(ii)            Certificate of Amendment to Agreement           *
                        and Declaration of Trust dated May 12,
                        1987

EX-99.B1(iii)           Certificate of Amendment to Agreement           *
                        and Declaration of Trust dated October
                        9, 1987

EX-99.B1(iv)            Certificate of Amendment to Agreement           *
                        and Declaration of Trust dated
                        November 17, 1987

EX-99.B1(v)             Certificate of Amendment to Agreement           *
                        and Declaration of Trust dated
                        December 8, 1987

EX-99.B1(vi)            Certificate of Amendment to Agreement           *
                        and Declaration of Trust dated
                        December 12, 1989

EX-99.B1(vii)           Certificate of Amendment to Agreement           *
                        and Declaration of Trust dated October
                        15, 1993

EX-99.B2(i)             By-Laws                                         *

EX-99.B2(ii)            Certificate of Amendment to By-Laws             *
                        dated October 9, 1987

EX-99.B5(i)             Administration Agreement between                *
                        Registrant, on behalf of Franklin
                        Institutional Adjustable U.S.
                        Government Securities Fund, and
                        Franklin Advisers, Inc. dated November
                        1, 1991

EX-99.B5(ii)            Management Agreement between                    *
                        Registrant, on behalf of Franklin U.S.
                        Treasury Money Market Portfolio, and
                        Franklin Advisers, Inc. dated August
                        20, 1991

EX-99.B5(iii)           Administration Agreement between                *
                        Registrant, on behalf of Franklin
                        Institutional Adjustable Rate
                        Securities Fund, and Franklin
                        Advisers, Inc. dated January 2, 1992

EX-99.B5(iv)            Administration Agreement between                *
                        Registrant, on behalf of Franklin U.S.
                        Government Securities Money Market
                        Portfolio and Franklin Advisers, Inc.
                        dated November 1, 1992

EX-99.B5(v)             Administration Agreement between               *
                        Registrant, on behalf of Money Market
                        Portfolio and Franklin Advisers, Inc.,
                        dated November 1, 1992

EX-99.B5(vi)            Management Agreement between                   *
                        Registrant, on behalf of the Franklin
                        U. S. Government Agency Money Market
                        Fund and Franklin Advisers, Inc.,
                        dated February 8, 1994

EX-99.B5(vii)           Administration Agreement between               *
                        Registrant on behalf of the Franklin
                        Cash Reserve Fund and Franklin
                        Advisers, Inc. dated July 1, 1994

EX-99.B5(viii)          Amendment to Administration Agreement     Attached
                        between Registrant on behalf of Money
                        Market Portfolio and Franklin
                        Advisers, Inc. dated August 1, 1995


EX-99.B5(ix)            Amendment to Management Agreement         Attached
                        between Registrant on behalf of
                        Franklin Late Day Money Market
                        Portfolio and Franklin Advisers, Inc.
                        dated August 1, 1995

EX-99.B5(x)             Amendment to Administration Agreement     Attached
                        between Registrant on behalf of
                        Franklin U.S. Government Securities
                        Money Market Portfolio and Franklin
                        Advisers, Inc. dated August 1, 1995

EX-99.B5(xi)            Amendment to Management Agreement         Attached
                        between Registrant on behalf of
                        Franklin U.S. Treasury Money Market
                        Portfolio and Franklin Advisers, Inc.
                        dated August 1, 1995

EX-99.B5(xii)           Amendment to Administration Agreement     Attached
                        between Registrant on behalf of
                        Franklin Institutional Adjustable Rate
                        Securities Fund and Franklin Advisers,
                        Inc. dated August 1, 1995

EX-99.B5(xiii)          Amendment to Administration Agreement     Attached
                        between Registrant on behalf of
                        Franklin Institutional Adjustable U.S.
                        Securities Fund and Franklin Advisers,
                        Inc. dated August 1, 1995

EX-99.B5(xiv)           Amendment to Management Agreement         Attached
                        between Registrant on behalf of
                        Franklin U.S. Government Agency Money
                        Market Fund and Franklin Advisers,
                        Inc. dated August 1, 1995

EX-99.B5(xv)            Amendment to Administration Agreement     Attached
                        between Registrant on behalf of
                        Franklin Cash Reserves Fund and
                        Franklin Advisers, Inc. dated August
                        1, 1995

EX-99.B6(i)             Amended and Restated Distribution              *
                        Agreement between Registrant and
                        Franklin/Templeton Distributors, Inc.
                        dated April 23, 1995

EX-99.B6(ii)            Form of Dealer Agreements between              *
                        Franklin/Templeton Distributors, Inc.
                        and dealers

EX-99.B8(i)             Custodian Agreement between Registrant         *
                        and Bank of America NT & SA dated June
                        17, 1985

EX-99.B8(ii)            Amendment to Custodian Agreement               *
                        between Registrant and Bank of America
                        NT & SA dated April 2, 1990

EX-99.B8(iii)           Custody Agreement between Registrant           *
                        and Citibank Delaware

EX-99.B8(iv)            Master Custodian Agreement between        Attached
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.B8(v)             Terminal Link Agreement between           Attached
                        Registrant and Bank of New York dated
                        February 16, 1996

EX-99.B10(i)            Opinion and Consent of Counsel dated      Attached
                        October 18, 1996

EX-99.B11(i)            Consent of Independent Auditors for       Attached
                        Institutional Fiduciary Trust

EX-99.B14(i)            Copy of model retirement plan                 *

EX-99.B15(i)            Distribution Plan pursuant to Rule            *
                        12b-1, between Registrant on behalf
                        of the Franklin U. S. Government
                        Agency Money Market Fund and Franklin
                        Advisers, Inc., dated February 8, 1994

EX-99.B15(ii)           Distribution Plan pursuant to Rule            *
                        12b-1, between Registrant on behalf of
                        the Franklin Cash Reserves Fund and
                        Franklin Advisers, Inc., dated July 1,
                        1994

EX-99.B15(iii)          Amended and Restated Distribution             *
                        Plan pursuant to Rule 12b-1, between
                        Registrant on behalf of Franklin U.S.
                        Treasury Money Market Portfolio and
                        Franklin Advisers, Inc., dated
                        December 1, 1993

EX-99.B15(iv)           Amended and Restated Distribution             *
                        Plan pursuant to Rule 12b-1, between
                        Registrant on behalf of Franklin U.S.
                        Government Securities Money Market
                        Portfolio and Franklin Advisers,
                        Inc., dated December 1, 1993

EX-99.B15(v)            Amended and Restated Distribution             *
                        Plan pursuant to Rule 12b-1, between
                        Registrant on behalf of Franklin
                        Money Market Portfolio and Franklin
                        Advisers, Inc., dated December 1, 1993

EX-99.B16(i)            Schedule for Computation of                    *
                        Performance Quotation

EX-99.B17(i)            Power of Attorney for  Institutional           *
                        Fiduciary Trust dated January 17, 1995

EX-99.B17(ii)           Power of Attorney for Adjustable Rate          *
                        Securities Portfolio dated February
                        16, 1995

EX-99.B17(iii)          Power of Attorney for The Money Market         *
                        Portfolios dated September 18, 1995

EX-99.B17(iv)           Certificate of Secretary for the               *
                        Institutional Fiduciary Trust dated
                        January 17, 1995

EX-99.B17(v)            Certificate of Secretary for                   *
                        Adjustable Rate Securities Portfolio
                        dated February 16, 1995

EX-99.B17(vi)           Certificate of Secretary for The Money         *
                        Market Portfolios dated September 18,
                        1995

EX-99B18(i)             Form of Multiple Class Plan dated         Attached
                        October 19, 1995

EX-99.B27(i)            Financial Data Schedule Franklin Cash     Attached
                        Reserves Fund

EX-99.B27(ii)           Financial Data Schedule Money Market      Attached
                        Portfolio

EX-99.B27(iii)          Financial Data Schedule Franklin Late     Attached
                        Day Money Market Portfolio

EX-99.B27(iv)           Financial Data Schedule Franklin U.S.     Attached
                        Government Securities Money Market
                        Portfolio

EX-99.B27(v)            Financial Data Schedule Franklin U.S.     Attached
                        Treasury Money Market Portfolio

EX-99.B27(vi)           Financial Data Schedule Franklin U.S.     Attached
                        Government Agency Money Market Fund

EX-99.B27(vii)          Financial Data Schedule Franklin          Attached
                        Institutional Adjustable U.S.
                        Government Securities Fund

EX-99.B27(viii)         Financial Data Schedule for Franklin      Attached
                        Institutional Adjustable Rate
                        Securities Fund

*Incorporated by Reference